UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481

(Address of principal executive offices)  (Zip code)

John T. Donnelly

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 432-1102 x 3330

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1.	SCHEDULE OF INVESTMENTS.

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.1%
Airplanes Pass Through Trust, Series D(1) 10.88%, 3/15/12		$494	$—	**
SLM Student Loan Trust, Series 2008-5, Class A2(2) 1.35%, 10/25/16		160	162,631
SLM Student Loan Trust, Series 2008-5, Class A4(2) 1.95%, 7/25/23		215	227,308

Total Asset Backed Securities (Cost $636,773)			389,939

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.9%
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A(2)(3) 0.80%, 2/25/48		2,000	2,005,953
JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1(2) 4.31%, 10/25/33		1,321	1,251,768
JP Morgan Mortgage Trust, Series 2005-A5, Class TA1(2) 5.43%, 8/25/35		934	908,164
MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A(2) 5.32%, 5/25/36		2,340	2,072,167
Wamu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1(2) 2.75%, 1/25/35		1,342	1,274,430

Total Collateralized Mortgage Obligations (Cost $7,449,855)			7,512,482

COMMERCIAL MORTGAGE BACKED SECURITIES – 2.1%
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 2A3(2) 3.84%, 9/25/33		826	770,845
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A3 5.79%, 9/11/42		1,000	1,061,179
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A3(2) 5.23%, 7/15/44		750	780,067

	Country Code*	Principal Amount (000)	Value
Commercial Mortgage Asset Trust, Series 1999-C1, Class F(3) 6.25%, 1/17/32		$400	$310,289
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2 7.55%, 4/15/62		5	4,728
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class A2 4.08%, 5/10/36		800	821,135
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A2 4.22%, 4/10/40		66	65,955
GS Mortgage Securities Corp., Series 2005-GG4, Class AJ 4.78%, 7/10/39		700	498,152
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5 Mortgage Certificate, Class A3(2) 5.21%, 12/15/44		550	560,474
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 Mortgage Certificate, Class AM(2) 5.87%, 4/15/45		500	438,866

Total Commercial Mortgage Backed Securities (Cost $5,491,629)			5,311,690

CORPORATE DEBT OBLIGATIONS – 48.2%
AUTOMOTIVE – 2.5%
American Honda Finance Corp.(3) 2.38%, 3/18/13		2,500	2,499,020
Ford Motor Credit Co. LLC(2) 3.00%, 1/13/12		2,000	1,942,500
Hyundai Capital Services(3) 6.00%, 5/5/15	KR	2,000	2,098,712

			6,540,232

BANKS – 10.9%
ANZ National (International) Ltd.(3) 2.38%, 12/21/12	NZ	2,500	2,504,932
Bank of Nova Scotia 2.25%, 1/22/13	CA	3,000	3,027,672
Barclays Bank PLC 2.50%, 1/23/13	GB	3,000	3,003,579

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Canadian Imperial Bank of Commerce(3) 2.00%, 2/4/13	CA	$3,000	$3,011,568
Capital One Capital III 7.69%, 8/15/36		700	669,375
Commonwealth Bank of Australia(3) 5.00%, 3/19/20	AU	2,500	2,483,880
Countrywide Financial Corp. 6.25%, 5/15/16		325	333,675
GMAC LLC 7.00%, 2/1/12		300	305,250
8.30%, 2/12/15(3)		2,000	2,100,000
Huntington Capital(2) 6.65%, 5/15/37		300	198,167
ICICI Bank, Ltd.(2)(3) 6.38%, 4/30/22	IN	300	282,460
Lloyds Banking Group PLC(2)(3) 5.92%, 10/1/15	GB	500	296,250
Merrill Lynch & Co., Inc. 5.70%, 5/2/17		400	397,598
Royal Bank of Scotland PLC(2) 0.53%, 9/29/15	GB	2,500	2,115,707
UBS AG 3.88%, 1/15/15	CH	2,200	2,170,373
UBS Preferred Funding Trust I(2) 8.62%, 10/1/10		2,200	2,178,403
Westpac Banking Corp.(2)(3) 0.84%, 4/8/13	AU	3,000	3,001,530

			28,080,419

BROKERAGE – 0.2%
Jefferies Group, Inc. 6.25%, 1/15/36		500	425,586

BUILDING MATERIALS – 0.2%
C10 Capital SPV., Ltd.(2)(3) 6.72%, 12/31/16	VG	650	461,559

CABLE – 0.2%
Time Warner Entertainment Co. 10.15%, 5/1/12		500	578,157

CONSUMER PRODUCTS – 0.4%
Procter & Gamble International Funding SCA(2) 0.26%, 5/7/10	LU	1,000	999,985

DIVERSIFIED – 0.6%
Hutchison Whampoa International Ltd.(3) 4.63%, 9/11/15	KY	1,480	1,521,073

ELECTRIC UTILITIES – 5.5%
Allegheny Energy Supply Co. LLC(3)

	Country Code*	Principal Amount (000)	Value
5.75%, 10/15/19		$1,500	$1,480,213
8.25%, 4/15/12		750	827,198
Ameren Corp. 8.88%, 5/15/14		2,000	2,307,700
Centerpoint Energy, Inc. 6.50%, 5/1/18		750	794,153
Enel Finance International SA(3) 5.13%, 10/7/19	LU	2,000	1,976,624
Georgia Power Co.(2) 0.58%, 3/15/13		2,500	2,504,910
Nisource Finance Corp. 6.40%, 3/15/18		1,650	1,769,148
PSEG Energy Holdings, Inc. 8.50%, 6/15/11		200	206,048
Toledo Edison Co. 7.25%, 5/1/20		1,850	2,139,096

			14,005,090

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.4%
Jabil Circuit, Inc. 7.75%, 7/15/16		1,000	1,052,500
FINANCIALS – 3.0%
Allied Capital Corp. 6.00%, 4/1/12		500	480,527
American Capital Strategies, Ltd. 8.85%, 8/1/12		650	653,250
Discover Financial Services 6.45%, 6/12/17		650	640,399
GATX Corp. 4.75%, 5/15/15		2,000	1,985,062
General Electric Capital Corp. 2.80%, 1/8/13		2,000	2,024,154
International Lease Finance Corp.(3) 8.63%, 9/15/15		2,000	2,044,514

			7,827,906

GAMING – 0.5%
Mashantucket Western Pequot Tribe(1)(3) 8.50%, 11/15/15		1,000	250,000
MGM MIRAGE, Inc.(3) 11.13%, 11/15/17		1,000	1,125,000

			1,375,000

GAS & PIPELINE UTILITIES – 1.2%
Enterprise Products Operating LP(2) 7.03%, 1/15/68		1,000	951,250
Florida Gas Transmission Co. LLC(3) 7.90%, 5/15/19		1,000	1,191,433
Southern Union Co.(2) 7.20%, 11/1/66		380	352,450

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
TransCanada PipeLines, Ltd.(2) 6.35%, 5/15/67	CA	$600	$570,897

			3,066,030

HOME CONSTRUCTION – 0.3%
KB Home & Broad Home Corp. 6.38%, 8/15/11		650	664,625
INSURANCE – 4.5%
American International Group, Inc. 8.25%, 8/15/18		650	682,032
Assured Guaranty US Holdings, Inc.(2) 6.40%, 12/15/66		600	435,000
Humana, Inc. 6.45%, 6/1/16		500	523,233
Liberty Mutual Group, Inc.(3) 7.80%, 3/15/37		750	663,750
Metropolitan Life Global Funding I(2)(3) 0.65%, 7/13/11		3,000	2,996,178
New York Life Global Funding(3) 2.25%, 12/14/12		2,000	2,011,032
Northwestern Mutual Life Insurance Co.(3) 6.06%, 3/30/40		2,200	2,207,850
Prudential Financial, Inc. 3.63%, 9/17/12		2,000	2,056,878

			11,575,953

MACHINERY – 0.4%
Case New Holland, Inc.(3) 7.75%, 9/1/13		1,000	1,037,500

MANUFACTURING - DIVERSIFIED – 1.9%
Ingersoll Rand Global Holding Co., Ltd. 9.50%, 4/15/14	BM	1,750	2,121,938
Textron, Inc. 7.25%, 10/1/19		2,500	2,700,975

			4,822,913

METALS & MINING – 2.1%
Anglo American Capital PLC(3) 9.38%, 4/8/14	GB	1,800	2,162,198
ArcelorMittal 9.85%, 6/1/19	LU	1,137	1,445,123
Teck Resources, Ltd. 9.75%, 5/15/14	CA	1,000	1,185,000
United States Steel Corp. 6.05%, 6/1/17		700	673,750

			5,466,071

	Country Code*	Principal Amount (000)	Value
MULTIMEDIA – 0.9%
CBS Corp. 5.75%, 4/15/20		$2,300	$2,311,528

OIL & GAS - EXPLORATION & PRODUCTION – 1.1%
Motiva Enterprises LLC(3) 6.85%, 1/15/40		2,500	2,694,108

OIL FIELD SERVICES – 1.0%
Pride International, Inc. 8.50%, 6/15/19		2,200	2,486,000

PAPER PRODUCTS – 0.5%
International Paper Co. 9.38%, 5/15/19		1,000	1,250,097

PIPELINES – 1.6%
El Paso Pipeline Partners Operating Co. LP 6.50%, 4/1/20		2,000	2,007,500
Williams Partners LP(3) 6.30%, 4/15/40		2,200	2,186,153

			4,193,653

REAL ESTATE INVESTMENT TRUSTS – 3.2%
Commercial Net Lease Realty 6.25%, 6/15/14		550	567,630
Dexus Finance Property, Ltd.(3) 7.13%, 10/15/14	AU	2,000	2,156,766
Prologis 6.63%, 5/15/18		750	745,310
Realty Income Corp. 6.75%, 8/15/19		500	521,779
Reckson Operating Partnership 5.15%, 1/15/11		700	707,000
Simon Property Group LP
5.75%, 5/1/12		550	586,209
10.35%, 4/1/19		750	943,025
Westfield Capital Corp. MULT(3) 5.13%, 11/15/14		2,000	2,058,954

			8,286,673

RETAIL – 1.3%
Controladora Comercial Mexicana S.A. de C.V.(1) 6.63%, 6/1/15	MX	600	354,705
J.C. Penney Co., Inc. 5.75%, 2/15/18		425	425,531
QVC, Inc.(3) 7.13%, 4/15/17		2,500	2,515,625

			3,295,861

SOFTWARE – 0.3%
Fiserv, Inc. 6.80%, 11/20/17		700	775,858

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
TELECOMMUNICATIONS – 3.1%
America Movil SAB de C.V.(3) 5.00%, 3/30/20	MX	$2,500	$2,464,665
American Tower Corp. 4.63%, 4/1/15		2,000	2,056,828
New Communications Holdings, Inc.(3)(4) 8.25%, 4/15/17		2,500	2,543,750
Sprint Capital Corp. 6.90%, 5/1/19		400	366,000
Telecom Italia Capital SpA 5.25%, 10/1/15	LU	600	614,335

			8,045,578

TRANSPORTATION – 0.4%
CSX Corp. 6.25%, 3/15/18		1,000	1,080,547

Total Corporate Debt Obligations (Cost $120,756,068)			123,920,502

RESIDENTIAL NON-AGENCY MORTGAGE BACKED SECURITIES – 1.4%
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1(2) 4.32%, 6/25/35		40	33,684
Master Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1(2) 4.83%, 1/25/36		196	164,970
Residential Accredited Loans, Inc., 4.72%, 7/25/35(2)		823	544,975
5.50%, 9/25/33		41	40,053
Wamu Mortgage Pass Through Certificates,(2)
2.82%, 10/25/33		418	372,610
5.61%, 1/25/36		240	93,375
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1(2) 4.98%, 12/25/34		819	806,522
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2(2) 4.46%, 7/25/34		1,301	1,266,963
Wells Fargo Mortgage Backed Securities Trust, Series 2005 - AR 16(2) 4.92%, 10/25/35		500	414,885

Total Residential Non-Agency Mortgage Backed Securities (Cost $3,892,062)			3,738,037

U.S. GOVERNMENT GUARANTEED NOTES – 0.4%
TLGP GE Capital Corp.(2) 0.34%, 3/11/11 (Cost $1,000,000)		1,000	1,001,612

	Country Code*	Principal Amount (000)	Value
U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 36.1%
Federal Home Loan Mortgage Corp.
2.73%, 8/1/32(2)		$36	$36,530
5.00%, 9/1/19		191	203,768
5.00%, 11/1/19		386	411,912
5.00%, TBA		13,900	14,351,750
5.50%, 10/1/17		96	103,759
5.50%, 11/1/17		194	208,640
5.50%, 6/1/33		202	214,036
5.50%, 9/1/37		845	893,770
5.50%, 5/1/38		128	135,511
5.50%, 2/1/39		259	273,861
6.00%, 1/1/17		64	69,198
6.00%, 2/1/29		14	14,925
6.00%, 8/1/37		474	509,593
6.50%, 10/1/16		35	38,159
6.50%, 11/1/16		4	4,437
6.50%, 9/1/34		247	271,536
7.00%, 11/1/29		20	21,938
7.00%, 1/1/31		7	8,031
7.00%, 4/1/31		4	4,004
7.00%, 8/1/31		152	170,607
7.50%, 3/1/30		5	5,938
7.50%, 12/1/30		16	18,599
Federal National Mortgage Association
4.50%, 6/1/19		796	836,736
5.00%, 6/1/18		243	258,840
5.00%, 7/1/20		583	620,373
5.00%, 10/1/20		233	248,201
5.00%, 12/1/20		132	140,012
5.00%, 10/1/35		40	41,153
5.00%, 5/1/36		1,640	1,680,013
5.00%, 7/1/36		435	450,895
5.00%, 9/1/39		12,443	12,852,481
5.00%, TBA		23,000	23,725,926
5.50%, 3/1/22		212	227,065
5.50%, 12/1/32		782	829,853
5.50%, 6/1/35		823	870,046
5.50%, 8/1/35		519	549,059
5.50%, 6/1/37		1,550	1,634,984
5.50%, 11/1/38		7,593	8,011,466
6.00%, 12/1/13		2	2,055
6.00%, 11/1/16		12	13,173
6.00%, 1/25/32		977	1,052,702
6.00%, 12/1/36		575	614,062
6.00%, 11/1/37		479	509,528
6.00%, 10/1/38		260	276,478
8.00%, 8/1/30		3	3,437
Government National Mortgage Association
6.00%, 8/15/16		25	27,184
6.00%, TBA		300	320,437
6.50%, 9/15/31		64	70,238
6.50%, 3/15/32		37	40,143
6.50%, 9/15/32		79	85,954
6.50%, 10/15/32		119	130,558
7.00%, 12/15/14		21	22,850
7.00%, 2/15/28		16	17,429
7.50%, 3/15/30		3	3,432

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
7.50%, 9/15/30		$35	$39,231
U.S. Treasury Inflation Indexed Bonds
1.88%, 7/15/13		1,180	1,248,146
2.00%, 1/15/14		6,156	6,536,470
U.S. Treasury Notes
2.38%, 3/31/16		5,000	4,835,940
4.25%, 11/15/14		5,000	5,418,360
4.25%, 11/15/17		500	528,906

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $90,953,279)			92,744,318

SHORT TERM INVESTMENTS – 23.8%
COMMERCIAL PAPER(5) – 14.8%
Bank of America Corp. 0.18%, 4/30/10		1,720	1,719,751
Bank of Montreal 0.16%, 5/17/10	CA	5,000	4,998,978
Coca-Cola Co.(3)
0.13%, 5/3/10		1,078	1,077,875
0.14%, 5/14/10		2,000	1,999,666
Microsoft Corp.(3)
0.10%, 4/21/10		1,000	999,944
0.15%, 5/10/10		1,200	1,199,805
Nestle Capital Corp.(3) 0.15%, 4/26/10	LU	5,864	5,863,389
Nestle Finance International Ltd. 0.12%, 4/29/10	LU	1,000	999,907
Pepsico, Inc.(3)
0.12%, 5/5/10		1,168	1,167,868
0.13%, 4/23/10		2,225	2,224,823
Philip Morris International, Inc.(3) 0.16%, 4/26/10		6,605	6,604,266
Rabobank USA Financial Corp. 0.18%, 4/8/10		2,000	1,999,930
Societe Generale North America 0.20%, 4/12/10		2,206	2,205,865
Wal-Mart Stores, Inc.(3) 0.11%, 4/1/10		5,000	5,000,000

Total Commercial Paper (Amortized cost $38,062,067)			38,062,067

CORPORATE DEBT OBLIGATIONS – 0.5%
BANKS – 0.5%
Morgan Stanley 4.25%, 5/15/10 (Amortized cost $1,279,863)		1,274	1,279,863

FOREIGN GOVERNMENT OBLIGATION(5) – 2.3%
Province of Quebec(3) 0.10%, 4/13/10 (Amortized cost $5,999,800)	CA	6,000	5,999,800

	Country Code*	Shares	Value
MUTUAL FUNDS – 6.2%
Federated Prime Obligation Fund		6,506,352	$6,506,352
State Street Institutional Liquid Reserves Fund		9,356,346	9,356,346

Total Mutual Funds (Cost $15,862,698)			15,862,698

Total Short Term Investments (Cost $61,204,428)			61,204,428

TOTAL INVESTMENTS – 115.0% (Cost $291,384,094)			295,823,008
Liabilities in excess of other assets – (15.0)%			(38,590,782)

NET ASSETS – 100.0%			$257,232,226

FDIC	Federal Deposit Insurance Corporation
MULT	Multinational
TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $38,398,113 which represents approximately 14.9% of net assets.
TLGP	Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012.
AU	Australia
BM	Bermuda
CA	Canada
CH	Switzerland
GB	Great Britain
IN	India
KR	Korea, Republic of
KY	Cayman Islands
LU	Luxembourg
MX	Mexico
NZ	New Zealand
VG	British Virgin Islands

*	Unless otherwise noted the issuer country code for all securities is United States.
**	Security is fair valued by management.
(1)	Security is in default and is non-income producing.
(2)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(3)	Eligible for resale under rule 144A or exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $91,308,173, representing 35.5% of net assets.
(4)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(5)	Interest rates represent annualized yield at date of purchase.
(6)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets
Asset Backed Securities	$—	$389,939	$—	*	$389,939
Collateralized Mortgage Obligations	—	7,512,482	—		7,512,482
Commercial Mortgage Backed Securities	—	5,311,690	—		5,311,690
Corporate Debt Obligations (a)	—	123,920,502	—		123,920,502
Residential Non-Agency Mortgage Backed Securities	—	3,738,037	—		3,738,037
U.S. Government Guaranteed Notes	—	1,001,612	—		1,001,612
U.S. Treasury and U.S. Government Agency Obligations	18,567,822	74,176,496	—		92,744,318
Short Term Investments
Commercial Paper	—	38,062,067	—		38,062,067
Corporate Debt Obligations
Banks	—	1,279,863	—		1,279,863
Foreign Government Obligations	—	5,999,800	—		5,999,800
Mutual Funds	15,862,698	—	—		15,862,698

Total Short Term Investments	15,862,698	45,341,730	—		61,204,428

Total Investments	$34,430,520	$261,392,488	$—	*	$295,823,008

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
*	The only investment held by the Fund whose fair value was determined using Level 3 inputs had a value of $0 and $0 at December 31, 2009 and March 31, 2010.
(a)	See Portfolio of Investments for additional detailed categorizations.

SUN CAPITAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
COMMERCIAL PAPER(1) – 45.1%
Bank of America Corp. 0.18%, 4/30/10		$4,960	$4,959,281
Bank of Montreal
0.16%, 5/17/10	CA	2,000	1,999,591
0.17%, 6/1/10	CA	2,000	1,999,424
Barclays U.S. Funding Corp. 0.14%, 4/26/10		4,700	4,699,543
Caterpillar Financial Services Corp. 0.12%, 4/1/10		4,200	4,200,000
Coca-Cola Co.(2)
0.14%, 5/14/10		2,000	1,999,666
0.14%, 5/20/10		1,620	1,619,691
0.20%, 6/16/10		3,000	2,998,733
General Electric Capital Corp. 0.18%, 5/14/10		4,700	4,698,990
Hewlett-Packard Co.(2) 0.16%, 4/30/10		4,000	3,999,485
HSBC Finance Corp. 0.18%, 4/30/10		4,000	3,999,420
International Business Machines Corp.(2) 0.13%, 4/16/10		4,000	3,999,783
JPMorgan Chase & Co. 0.17%, 4/26/10		4,700	4,699,445
Microsoft Corp.(2)
0.15%, 4/14/10		1,650	1,649,911
0.15%, 5/10/10		800	799,870
0.17%, 6/8/10		4,035	4,033,704
Nestle Capital Corp.(2)
0.12%, 4/14/10	LU	1,200	1,199,948
0.14%, 5/13/10	LU	3,500	3,499,428
0.14%, 5/24/10	LU	1,000	999,794
0.15%, 6/8/10	LU	1,000	999,717
Pepsico, Inc.(2)
0.12%, 5/5/10		2,000	1,999,773
0.13%, 4/23/10		5,000	4,999,603
Rabobank USA Financial Corp. 0.18%, 4/8/10		3,000	2,999,895
Societe Generale North America 0.19%, 4/1/10		2,860	2,860,000
The Goldman Sachs Group, Inc. 0.15%, 5/3/10		3,660	3,659,512
Thunder Bay Funding LLC(2) 0.16%, 4/1/10		3,833	3,833,000
United Parcel Service, Inc.(2) 0.08%, 5/3/10		5,000	4,999,644

	Country Code*	Principal Amount (000)	Value
Wal-Mart Stores, Inc.(2) 0.11%, 4/1/10		$2,000	$2,000,000

Total Commercial Paper (Amortized cost $86,406,851)			86,406,851

CORPORATE DEBT OBLIGATIONS – 3.8%
BANKS – 0.5%
Morgan Stanley 4.25%, 5/15/10		1,000	1,004,602

CHEMICALS – 1.2%
E.I. du Pont de Nemours and Co. 4.13%, 4/30/10		2,299	2,305,902

CONSUMER PRODUCTS – 2.1%
Procter & Gamble International Funding SCA(3) 0.26%, 5/7/10	LU	4,000	4,000,000

Total Corporate Debt Obligations (Amortized cost $7,310,504)			7,310,504

FOREIGN GOVERNMENT OBLIGATIONS(1) – 6.9%
Export Development Canada 0.17%, 5/20/10	CA	7,000	6,998,380
Government of Canada Bills 0.15%, 5/17/10	CA	1,250	1,249,761
Province of Quebec(2) 0.10%, 4/13/10	CA	5,000	4,999,833

Total Foreign Government Obligations (Amortized cost $13,247,974)			13,247,974

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER(1) – 3.7%
KFW International Finance, Inc.(2)
0.13%, 4/15/10	DE	5,000	4,999,748
0.14%, 4/15/10	DE	2,000	1,999,891

Total Foreign Government Sponsored Commercial Paper (Amortized cost $6,999,639)			6,999,639

U.S. GOVERNMENT GUARANTEED NOTES – 12.5%
TLGP Bank of America NA(3) 0.30%, 7/29/10		5,000	5,000,000
TLGP GE Capital Corp.(3) 0.34%, 3/11/11		7,000	7,000,000
TLGP Goldman Sachs Group, Inc.(3) 0.34%, 3/15/11		12,000	12,000,000

Total U.S. Government Guaranteed Notes (Amortized cost $24,000,000)			24,000,000

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS(1) – 21.2%
Federal Home Loan Mortgage Corp. Discount Notes
0.12%, 4/12/10		4,011	4,010,853
0.12%, 4/26/10		2,200	2,199,817

SUN CAPITAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
0.12%, 5/18/10		$3,980	$3,979,376
0.14%, 4/26/10		670	669,937
0.14%, 5/10/10		1,000	999,848
0.14%, 5/12/10		5,000	4,999,203
Federal National Mortgage Association Discount Notes
0.11%, 4/19/10		4,240	4,239,767
0.12%, 4/21/10		4,100	4,099,738
0.14%, 5/25/10		2,545	2,544,485
0.23%, 7/1/10		4,515	4,512,375
U.S. Treasury Bills
0.15%, 6/3/10		4,180	4,178,936
0.15%, 6/10/10		1,870	1,869,469
0.16%, 6/17/10		2,240	2,239,257

Total U.S. Treasury and U.S. Government Agency Obligations (Amortized cost $40,543,061)			40,543,061

		Shares
MUTUAL FUNDS – 4.8%
Federated Prime Obligation Fund		3,108,256	3,108,256
State Street Institutional Liquid Reserves Fund		6,028,820	6,028,820

Total Mutual Funds (Cost $9,137,076)			9,137,076

TOTAL INVESTMENTS – 98.0% (Cost $187,645,105)			187,645,105
Other assets less liabilities – 2.0%			3,914,124

NET ASSETS – 100.0%			$191,559,229

TLGP	Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012.
CA	Canada
DE	Germany
LU	Luxembourg

*	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Interest rates represent annualized yield at date of purchase.
(2)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $57,631,222, representing 30.1% of net assets.
(3)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.

SUN CAPITAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(4)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Commercial Paper	$—	$86,406,851	$—	$86,406,851
Corporate Debt Obligations (a)	—	7,310,504	—	7,310,504
Foreign Government Obligations	—	13,247,974	—	13,247,974
Foreign Government Sponsored Commercial Paper	—	6,999,639	—	6,999,639
U.S. Government Guaranteed Notes	—	24,000,000	—	24,000,000
U.S. Treasury and U.S. Government Agency Obligations	—	40,543,061	—	40,543,061
Mutual Funds	9,137,076	—	—	9,137,076

Total Investments	$9,137,076	$178,508,029	$—	$187,645,105

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.2%
PAPER & FOREST PRODUCTS – 1.7%
Weyerhaeuser Co.		87,908	$3,979,595

REAL ESTATE INVESTMENT TRUSTS – 72.2%
DIVERSIFIED – 10.7%
British Land Co. PLC	GB	416,572	3,041,262
CapLease, Inc.		510,892	2,835,451
Entertainment Properties Trust		88,676	3,647,244
Land Securities Group PLC	GB	401,715	4,133,102
Stockland	AU	1,777,031	6,506,464
Vornado Realty Trust		64,576	4,888,403

			25,051,926

INDUSTRIAL – 6.2%
DuPont Fabros Technology, Inc.		116,967	2,525,317
Goodman Group	AU	8,062,011	4,845,759
Segro PLC	GB	1,442,857	6,997,751

			14,368,827

MORTGAGE – 0.9%
Starwood Property Trust, Inc.		115,146	2,222,318

OFFICE – 13.1%
Alexandria Real Estate Equities, Inc.		26,068	1,762,197
BioMed Realty Trust, Inc.		329,546	5,450,691
Boston Properties, Inc.		31,370	2,366,553
Digital Realty Trust, Inc.		81,784	4,432,693
Douglas Emmett, Inc.		95,430	1,466,759
Duke Realty Corp.		97,021	1,203,060
Lexington Corporate Properties Trust		361,200	2,351,412
Mack-Cali Realty Corp.		89,359	3,149,905
Nippon Building Fund, Inc.	JP	684	5,889,614
Parkway Properties, Inc.		62,467	1,173,130
SL Green Realty Corp.		20,511	1,174,665

			30,420,679

RESIDENTIAL – 5.1%
Equity Lifestyle Properties, Inc.		67,413	3,632,213
Equity Residential Properties Trust		30,059	1,176,810
Home Properties, Inc.		73,303	3,430,580
Mid-America Apartment Communities, Inc.		69,586	3,603,859

			11,843,462

RETAIL – 29.1%
CFS Retail Property Trust	AU	2,445,706	4,208,067
Corio NV	NL	67,267	4,491,378
Federal Realty Investment Trust		17,027	1,239,736
Hammerson PLC	GB	798,252	4,765,438
Japan Retail Fund Investment Corp.	JP	3,666	4,313,402
Kimco Realty Corp.		123,370	1,929,507
Klepierre	FR	43,520	1,709,331

	Country Code**	Shares	Value
Mercialys	FR	108,302	$3,890,999
Simon Property Group, Inc.		111,239	9,332,952
The Link REIT	HK	3,584,806	8,800,129
Unibail-Rodamco	FR	49,145	9,956,658
Westfield Group	AU	1,173,042	12,981,891

			67,619,488

SPECIALIZED – 7.1%
HCP, Inc.		54,970	1,814,010
Medical Properties Trust, Inc.		202,773	2,125,061
Nationwide Health Properties, Inc.		32,515	1,142,902
Plum Creek Timber Co., Inc.		85,671	3,333,459
Public Storage		50,605	4,655,154
Ventas, Inc.		73,128	3,472,117

			16,542,703

			168,069,403

REAL ESTATE MANAGEMENT & DEVELOPMENT – 24.3%
DIVERSIFIED REAL ESTATE ACTIVITIES – 17.8%
Beni Stabili S.p.A	IT	1,754,218	1,698,813
Capitaland Ltd.	SG	1,338,428	3,798,248
Hang Lung Properties, Ltd.	HK	902,375	3,631,931
Mitsubishi Estate Co. Ltd.	JP	612,162	10,018,268
Mitsui Fudosan Co., Ltd.	JP	451,452	7,663,433
Sun Hung Kai Properties, Ltd.	HK	726,936	10,926,159
Wharf Holdings, Ltd.	HK	649,931	3,683,159

			41,420,011

REAL ESTATE OPERATING COMPANIES – 6.5%
Atrium European Real Estate Ltd.	JE	1,152,975	7,381,442
BR Malls Participacoes SA*	BR	348,253	4,112,415
PSP Swiss Property AG*	CH	55,466	3,561,312

			15,055,169

			56,475,180

Total Common Stocks (Cost $188,061,641)			228,524,178

SHORT TERM INVESTMENTS – 1.5%
MUTUAL FUNDS – 1.5%
Federated Prime Obligation Fund		446,318	446,318
State Street Institutional Liquid Reserves Fund		2,972,056	2,972,056

Total Short Term Investments (Cost $3,418,374)			3,418,374

TOTAL INVESTMENTS – 99.7% (Cost $191,480,015)			231,942,552
Other assets less liabilities – 0.3%			638,605

NET ASSETS – 100.0%			$232,581,157

REIT	Real Estate Investment Trust
AU	Australia
BR	Brazil

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

CH	Switzerland
FR	France
GB	Great Britain
HK	Hong Kong
IT	Italy
JE	Jersey
JP	Japan
NL	Netherlands
SG	Singapore

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

United States	38.2%
Australia	12.3
Japan	12.0
Hong Kong	11.6
Great Britain	8.1
France	6.7
Jersey	3.2
Others (individually less than 2%)	7.6

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 96.1%
AIR FREIGHT & LOGISTICS – 0.2%
United Parcel Services, Inc., Class B		12,440	$801,260

AUTOMOBILES – 1.2%
Harley-Davidson, Inc.		180,266	5,060,067

BEVERAGES – 3.2%
Diageo PLC ADR	GB	80,607	5,436,942
Heineken Holding NV	NL	121,459	5,402,943
The Coca-Cola Co.		54,200	2,981,000

			13,820,885

CAPITAL MARKETS – 5.6%
Ameriprise Financial, Inc.		87,165	3,953,805
Bank of New York Mellon Corp.		350,300	10,817,264
Julius Baer Group, Ltd.	CH	182,000	6,602,333
The Goldman Sachs Group, Inc.		14,491	2,472,599

			23,846,001

CHEMICALS – 0.7%
Monsanto Co.		25,940	1,852,635
Potash Corp. of Saskatchewan, Inc.	CA	9,345	1,115,326

			2,967,961

COMMERCIAL BANKS – 5.4%
GAM Holding, Ltd.	CH	182,000	2,235,299
Wells Fargo & Co.		667,323	20,767,092

			23,002,391

COMMERCIAL SERVICES & SUPPLIES – 2.1%
Iron Mountain, Inc.		281,094	7,701,976
Visa, Inc., Class A		15,200	1,383,656

			9,085,632

COMPUTERS & PERIPHERALS – 1.6%
Hewlett-Packard Co.		132,770	7,056,725

CONSTRUCTION MATERIALS – 0.6%
Martin Marietta Materials, Inc.		4,800	401,040
Vulcan Materials Co.		48,449	2,288,731

			2,689,771

CONSUMER FINANCE – 3.9%
American Express Co.		403,775	16,659,756

CONTAINERS & PACKAGING – 2.0%
Sealed Air Corp.		413,123	8,708,633

DIVERSIFIED CONSUMER SERVICES – 0.2%
H&R Block, Inc.		57,111	1,016,576

DIVERSIFIED FINANCIAL SERVICES – 2.3%
JP Morgan Chase & Co.		142,436	6,374,011
Moody’s Corp.		118,686	3,530,908

			9,904,919

	Country Code**	Shares	Value
ELECTRICAL EQUIPMENT – 0.5%
ABB Ltd. ADR*	CH	95,290	$2,081,134

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.2%
Agilent Technologies, Inc.*		155,038	5,331,757

ENERGY EQUIPMENT & SERVICES – 0.9%
Transocean, Ltd.*	CH	43,582	3,764,613

FOOD & STAPLES RETAILING – 7.6%
Costco Wholesale Corp.		315,320	18,827,757
CVS Caremark Corp.		377,132	13,787,946

			32,615,703

FOOD PRODUCTS – 1.2%
Mead Johnson Nutrition Co., Class A		32,120	1,671,204
Nestle SA	CH	12,300	629,932
The Hershey Co.		27,120	1,161,007
Unilever NV	NL	49,500	1,492,920

			4,955,063

HEALTH CARE EQUIPMENT & SUPPLIES – 1.2%
Becton, Dickinson and Co.		51,100	4,023,103
CareFusion Corp.*		37,108	980,764

			5,003,867

HEALTH CARE PROVIDERS & SERVICES – 2.2%
Cardinal Health, Inc.		35,356	1,273,877
Express Scripts, Inc.*		64,435	6,556,905
Laboratory Corp. of America Holdings*		23,220	1,757,986

			9,588,768

HOUSEHOLD DURABLES – 0.2%
Hunter Douglas NV	AN	14,103	722,118

HOUSEHOLD PRODUCTS – 1.5%
The Procter & Gamble Co.		104,085	6,585,458

INDUSTRIAL CONGLOMERATES – 0.8%
Tyco International Ltd.	CH	93,922	3,592,516

INSURANCE – 11.5%
Berkshire Hathaway, Inc., Class A*		175	21,315,000
Fairfax Financial Holdings Ltd.	CA	3,670	1,376,397
Fairfax Financial Holdings Ltd.(1)	CA	1,960	736,990
Loews Corp.		307,915	11,479,071
Markel Corp.*		1,000	374,660
The Progressive Corp.		518,904	9,905,877
Transatlantic Holdings, Inc.		79,760	4,211,328

			49,399,323

INTERNET & CATALOG RETAIL – 0.7%
Amazon.com, Inc.*		10,450	1,418,379
Liberty Media Corp. - Interactive, Series A*		90,797	1,390,102

			2,808,481

SC DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
INTERNET SOFTWARE & SERVICES – 0.9%
Google, Inc., Class A*		6,798	$3,854,534

MACHINERY – 0.2%
PACCAR, Inc.		20,770	900,172

MARINE – 1.0%
China Shipping Development Co., Ltd.	CN	899,800	1,469,487
Kuehne & Nagel International AG	CH	26,386	2,670,131

			4,139,618

MEDIA – 2.2%
Grupo Televisa SA ADR	MX	90,356	1,899,283
Liberty Media-Starz, Series A*		5,877	321,354
News Corp., Class A		240,705	3,468,559
The Walt Disney Co.		113,440	3,960,191

			9,649,387

METALS & MINING – 1.1%
BHP Billiton PLC	GB	70,200	2,407,543
Rio Tinto PLC	GB	36,872	2,184,973

			4,592,516

OIL, GAS & CONSUMABLE FUELS – 14.5%
Canadian Natural Resources, Ltd.	CA	126,971	9,400,933
China Coal Energy Co.	CN	2,077,300	3,248,018
ConocoPhillips		4,550	232,823
Devon Energy Corp.		187,981	12,111,616
EOG Resources, Inc.		157,533	14,641,117
Occidental Petroleum Corp.		243,160	20,556,746
OGX Petroleo e Gas Participacoes SA	BR	246,100	2,304,139

			62,495,392

PAPER & FOREST PRODUCTS – 1.1%
Sino-Forest Corp.*	CA	239,030	4,683,402
Sino-Forest Corp.*(1)	CA	6,300	123,438

			4,806,840

PERSONAL PRODUCTS – 0.1%
Natura Cosmeticos SA	BR	20,200	410,054

PHARMACEUTICALS – 6.8%
Johnson & Johnson		149,010	9,715,452
Merck & Co., Inc.		317,085	11,843,125
Pfizer, Inc.		442,860	7,595,049

			29,153,626

PROFESSIONAL SERVICES – 0.2%
The Dun & Bradstreet Corp.		9,300	692,106

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.2%
Brookfield Asset Management, Inc.	CA	93,200	2,369,144
Hang Lung Group, Ltd.	HK	512,900	2,715,032

			5,084,176

	Country Code**	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.4%
Texas Instruments, Inc.		252,365	$6,175,372

SOFTWARE – 2.4%
Activision Blizzard, Inc.		178,220	2,149,333
Microsoft Corp.		285,200	8,347,804

			10,497,137

SPECIALTY RETAIL – 2.2%
Bed Bath & Beyond, Inc.*		133,310	5,833,646
CarMax, Inc.*		140,217	3,522,251

			9,355,897

TOBACCO – 1.0%
Philip Morris International, Inc.		78,348	4,086,632

TRANSPORTATION – 1.3%
China Merchants Holdings International Co., Ltd.	HK	1,215,591	4,446,377
Cosco Pacific Ltd.	BM	706,916	1,072,540

			5,518,917

TRANSPORTATION INFRASTRUCTURE – 0.0%+
LLX Logistica SA*	BR	41,700	196,266

Total Common Stocks (Cost $337,572,830)			412,678,020

		Principal Amount (000)
CORPORATE DEBT OBLIGATIONS – 0.3%
AUTOMOBILES – 0.3%
Harley-Davidson, Inc. 15.00%, 2/1/14 (Cost $1,000,000)		$1,000	1,270,847

SHORT TERM INVESTMENTS – 3.4%
COMMERCIAL PAPER(2) – 3.4%
Intesa Funding LLC
0.16%, 4/1/10		6,000	6,000,000
0.10%, 4/5/10		2,012	2,011,978
UBS Finance Delaware LLC 0.05%, 4/1/10		6,711	6,711,000

Total Short Term Investments (Amortized cost $14,722,978)			14,722,978

TOTAL INVESTMENTS – 99.8% (Cost $353,295,808)			428,671,845
Other assets less liabilities – 0.2%			833,226

NET ASSETS – 100.0%			$429,505,071

ADR	American Depositary Receipt
AN	Netherlands Antilles
BM	Bermuda
BR	Brazil
CA	Canada

SC DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

CH	Switzerland
CN	China
GB	Great Britain
HK	Hong Kong
MX	Mexico
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $860,428, representing 0.2% of net assets.
(2)	Interest rates represent annualized yield at date of purchase.

SC DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Air Freight & Logistics	$801,260	$—	$—	$801,260
Automobiles	5,060,067	—	—	5,060,067
Beverages	13,820,885	—	—	13,820,885
Capital Markets	23,846,001	—	—	23,846,001
Chemicals	2,967,961	—	—	2,967,961
Commercial Banks	23,002,391	—	—	23,002,391
Commercial Services & Supplies	9,085,632	—	—	9,085,632
Computers & Peripherals	7,056,725	—	—	7,056,725
Construction Materials	2,689,771	—	—	2,689,771
Consumer Finance	16,659,756	—	—	16,659,756
Containers & Packaging	8,708,633	—	—	8,708,633
Diversified Consumer Services	1,016,576	—	—	1,016,576
Diversified Financial Services	9,904,919	—	—	9,904,919
Electrical Equipment	2,081,134	—	—	2,081,134
Electronic Equipment & Instruments	5,331,757	—	—	5,331,757
Energy Equipment & Services	3,764,613	—	—	3,764,613
Food & Staples Retailing	32,615,703	—	—	32,615,703
Food Products	4,955,063	—	—	4,955,063
Health Care Equipment & Supplies	5,003,867	—	—	5,003,867
Health Care Providers & Services	9,588,768	—	—	9,588,768
Household Durables	722,118	—	—	722,118
Household Products	6,585,458	—	—	6,585,458
Industrial Conglomerates	3,592,516	—	—	3,592,516
Insurance	49,399,323	—	—	49,399,323
Internet & Catalog Retail	2,808,481	—	—	2,808,481
Internet Software & Services	3,854,534	—	—	3,854,534
Machinery	900,172	—	—	900,172
Marine	4,139,618	—	—	4,139,618
Media	9,649,387	—	—	9,649,387
Metals & Mining	4,592,516	—	—	4,592,516
Oil, Gas & Consumable Fuels	62,495,392	—	—	62,495,392
Paper & Forest Products	4,683,402	123,438	—	4,806,840
Personal Products	410,054	—	—	410,054
Pharmaceuticals	29,153,626	—	—	29,153,626
Professional Services	692,106	—	—	692,106
Real Estate Management & Development	5,084,176	—	—	5,084,176
Semiconductors & Semiconductor Equipment	6,175,372	—	—	6,175,372
Software	10,497,137	—	—	10,497,137
Specialty Retail	9,355,897	—	—	9,355,897
Tobacco	4,086,632	—	—	4,086,632
Transportation	5,518,917	—	—	5,518,917
Transportation Infrastructure	196,266	—	—	196,266

Total Common Stocks	412,554,582	123,438	—	412,678,020

Corporate Debt Obligations
Automobiles	—	1,270,847	—	1,270,847
Short Term Investments
Commercial Paper	—	14,722,978	—	14,722,978

Total Investments	$412,554,582	$16,117,263	$—	$428,671,845

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.2%
AEROSPACE & DEFENSE – 1.7%
BE Aerospace, Inc.*		63,035	$1,919,416
Ceradyne, Inc.*		13,722	311,352
Cubic Corp.		4,454	160,344
DynCorp International, Inc.*		19,554	224,675
Triumph Group, Inc.		7,839	549,436

			3,165,223

AIR FREIGHT & LOGISTICS – 0.9%
Atlas Air Worldwide Holdings, Inc.*		3,632	192,678
HUB Group, Inc.*		50,373	1,409,436

			1,602,114

AIRLINES – 0.5%
Allegiant Travel Co.*		4,960	286,985
Hawaiian Holdings, Inc.*		31,948	235,457
Pinnacle Airlines Corp.*		6,960	51,713
Republic Airways Holdings, Inc.*		23,303	137,954
SkyWest, Inc.		15,013	214,386

			926,495

AUTO COMPONENTS – 0.3%
ATAC, Technology Corp.*		12,708	218,069
Cooper Tire & Rubber Co.		10,184	193,700
Spartan Motors, Inc.		5,213	29,193
Standard Motor Products, Inc.		6,846	67,912
Superior Industries International, Inc.		4,246	68,276

			577,150

BEVERAGES – 0.1%
Cott Corp.*	CA	21,794	168,903

BIOTECHNOLOGY – 1.5%
Acorda Therapeutics, Inc.*		20,035	685,197
Cubist Pharmaceuticals, Inc.*		14,080	317,363
Martek Biosciences Corp.*		16,079	361,938
PDL BioPharma, Inc.		41,613	258,417
Savient Pharmaceuticals, Inc.*		72,668	1,050,053
Sinovac Biotech, Ltd.*	AG	25,796	152,454

			2,825,422

BUILDING PRODUCTS – 0.4%
Aaon, Inc.		6,643	150,265
Ameron International Corp.		3,313	208,354
Apogee Enterprises, Inc.		19,851	313,844
Universal Forest Products, Inc.		2,480	95,530

			767,993

CAPITAL MARKETS – 3.6%
American Capital, Ltd.*		26,330	133,756
Apollo Investment Corp.		19,674	250,450
Ares Capital Corp.		58,757	871,954
BGC Partners, Inc.		18,686	114,172
BlackRock Kelso Capital Corp.		16,926	168,583
Fifth Street Finance Corp.		16,910	196,325

	Country Code**	Shares	Value
Gladstone Capital Corp.		14,990	$176,882
Gladstone Investment Corp.		10,174	60,841
Hercules Technology Growth Capital, Inc.		21,670	229,485
Investment Technology Group, Inc.*		4,630	77,275
Knight Capital Group, Inc.*		75,993	1,158,893
MCG Capital Corp.*		23,631	123,118
MF Global Holdings Ltd.*		112,934	911,377
NGP Capital Resources Co.		6,846	58,328
optionsXpress Holdings, Inc.*		42,200	687,438
PennantPark Investment Corp.		15,009	155,493
Rodman & Renshaw Capital Group, Inc.*		25,746	101,697
Stifel Financial Corp.*		16,744	899,990
TICC Capital Corp.		11,860	78,157
Triangle Capital Corp.		4,046	56,806
W.P. Carey & Co., LLC		4,990	146,606

			6,657,626

CHEMICALS – 2.0%
Ashland, Inc.		7,663	404,377
Cabot Corp.		2,180	66,272
Cytec Industries, Inc.		17,134	800,843
Hawkins, Inc.		6,091	147,402
Innophos Holdings, Inc.		17,905	499,550
Innospec, Inc.*		3,428	38,942
KMG Chemicals, Inc.		3,942	69,300
Koppers Holdings, Inc.		950	26,904
LSB Industries, Inc.*		9,931	151,348
Minerals Technologies, Inc.		6,643	344,373
NewMarket Corp.		2,186	225,136
Omnova Solutions, Inc.*		14,944	117,310
PolyOne Corp.*		22,932	234,824
Schulman A, Inc.		12,483	305,459
Stepan Chemical Co.		1,891	105,688
W.R. Grace & Co.*		8,452	234,628

			3,772,356

COMMERCIAL BANKS – 2.7%
Alliance Financial Corp.		1,891	55,747
Banco Latinoamericano de Comercio Exterior SA, Class E	PA	15,361	220,584
Banco Macro SA ADR	AR	7,337	219,303
Bancolombia SA ADR	CO	5,194	237,158
BBVA Banco Frances SA ADR	AR	7,474	55,009
Cass Information Systems, Inc.		551	17,164
Century Bancorp, Inc., Class A		2,180	41,856
First Midwest Bancorp, Inc.		39,620	536,851
FirstMerit Corp.		24,990	539,034
Hancock Holding Co.		21,978	918,900
IBERIABANK Corp.		18,158	1,089,662
International Bancshares Corp.		11,329	260,454
National Bankshares, Inc.		1,666	45,398
Northrim Bancorp, Inc.		3,128	53,426
Oriental Financial Group	PR	8,349	112,711
Santander Bancorp*	PR	6,068	74,454
The First of Long Island Corp.		1,219	29,378

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Westamerica Bancorporation		9,104	$524,846

			5,031,935

COMMERCIAL SERVICES & SUPPLIES – 2.6%
American Reprographics Co.*		28,849	258,776
Comfort Systems USA, Inc.		23,517	293,727
Consolidated Graphics, Inc.*		3,064	126,880
Courier Corp.		768	12,680
Deluxe Corp.		21,022	408,247
Ennis, Inc.		6,562	106,764
G&K Services, Inc.		6,194	160,301
Korn / Ferry International*		12,640	223,096
Layne Christensen Co.*		1,500	40,065
M&F Worldwide Corp.*		3,064	93,758
North American Galvanizing & Coatings, Inc.*		10,668	59,314
PHH Corp.*		6,200	146,134
R.R. Donnelley & Sons Co.		18,376	392,328
Resources Global Professionals*		28,383	544,102
School Specialty, Inc.*		17,812	404,511
Teletech Holdings, Inc.*		22,168	378,629
Trueblue, Inc.*		16,170	250,635
United Stationers, Inc.*		1,600	94,160
VSE Corp.		1,790	73,676
Waste Connections, Inc.*		24,666	837,657

			4,905,440

COMMUNICATIONS EQUIPMENT – 3.4%
Arris Group, Inc.*		108,867	1,307,493
Black Box Corp.		6,694	205,907
Blue Coat Systems, Inc.*		79,664	2,472,770
Comtech Telecommunications Corp.*		34,364	1,099,304
Dycom Industries, Inc.*		26,888	235,808
Interdigital, Inc.*		6,222	173,345
Ituran Location and Control Ltd.	IL	3,742	59,573
Oplink Communications, Inc.*		4,130	76,570
Plantronics, Inc.		11,330	354,402
Polycom, Inc.*		7,489	229,014
Sierra Wireless, Inc.*	CA	19,030	160,423

			6,374,609

COMPUTERS & PERIPHERALS – 0.9%
China Digital TV Holding Co., Ltd. ADR*	KY	8,095	59,417
Diebold, Inc.		3,128	99,345
QLogic Corp.*		21,163	429,609
Quantum Corp.*		15,160	39,871
Rimage Corp*		2,904	41,992
Synaptics, Inc.*		35,144	970,326

			1,640,560

CONSTRUCTION & ENGINEERING – 1.0%
EMCOR Group, Inc.*		15,820	389,646
Michael Baker Corp.*		5,433	187,330
Primoris Services Corp.		6,646	51,440
Sterling Construction Co., Inc.*		5,608	88,158

	Country Code**	Shares	Value
Tutor Perini Corp.*		52,651	$1,145,159

			1,861,733

CONSTRUCTION MATERIALS – 0.5%
Eagle Materials, Inc.		36,381	965,552

CONSUMER FINANCE – 1.1%
Advance America Cash Advance Centers, Inc.		36,165	210,480
Cash America International, Inc.		12,085	477,116
EZCORP, Inc., Class A*		20,881	430,149
First Cash Financial Services, Inc.*		16,600	358,062
Nelnet, Inc., Class A		16,141	299,577
The Student Loan Corp.		2,080	73,902
World Acceptance Corp.*		7,424	267,858

			2,117,144

CONTAINERS & PACKAGING – 1.0%
Boise, Inc.*		20,238	124,059
Bway Holding Co.*		8,953	179,955
Myers Industries, Inc.		12,529	131,304
Packaging Corp of America		49,674	1,222,477
Rock-Tenn Co.		5,941	270,732

			1,928,527

DISTRIBUTORS – 0.0%+
Core-mark Holding Co., Inc.*		640	19,590

DIVERSIFIED CONSUMER SERVICES – 1.7%
Capella Education Co.*		14,575	1,353,143
Career Education Corp.*		5,708	180,601
Corinthian Colleges, Inc.*		12,958	227,931
Education Management Corp.*		34,020	745,038
Hillenbrand, Inc.		2,148	47,235
Jackson Hewitt Tax Service, Inc.*		19,304	38,608
Lincoln Educational Services Corp.*		4,800	121,440
Pre-Paid Legal Services, Inc.*		3,602	136,336
Steiner Leisure, Ltd.*	BS	5,572	246,951

			3,097,283

DIVERSIFIED FINANCIAL SERVICES – 1.1%
Encore Capital Group, Inc.*		6,322	103,997
MSCI, Inc., Class A*		45,976	1,659,734
Portfolio Recovery Associates, Inc.*		6,038	331,305

			2,095,036

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.3%
Atlantic Tele-network, Inc.		961	43,178
Cincinnati Bell, Inc.*		115,121	392,562
HickoryTech Corp.		5,708	50,402
Nortel Inversora SA ADR*	AR	3,228	64,560

			550,702

ELECTRIC UTILITIES – 0.7%
Companhia Paranaense de Energia-Copel ADR	BR	20,846	426,926
El Paso Electric Co.*		10,573	217,804

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Empresa Distribuidora y Comercializadora Norte SA ADR*	AR	6,646	$46,987
Unisource Energy Corp.		1,200	37,728
Westar Energy, Inc.		28,552	636,710

			1,366,155

ELECTRICAL EQUIPMENT – 2.2%
AZZ, Inc.		7,114	240,809
China Sunergy Co., Ltd. ADR*	KY	28,720	115,167
Encore Wire Corp.		8,141	169,333
EnerSys*		15,276	376,706
Generac Holdings, Inc.*		35,300	494,553
GT Solar International, Inc.*		31,617	165,357
Harbin Electric, Inc.*		13,930	300,749
Hubbell, Inc., Class B		6,726	339,192
Jinpan International Ltd.	VG	5,880	122,304
Powell Industries, Inc.*		9,281	301,911
Regal-Beloit Corp.		13,232	786,113
Smith A O Corp.		4,640	243,925
Thomas & Betts Corp.*		10,538	413,511

			4,069,630

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.6%
Anixter International, Inc.*		4,316	202,204
AVX Corp.		6,800	96,560
Benchmark Electronics, Inc.*		21,957	455,388
Celestica, Inc.*	CA	12,300	134,439
Checkpoint Systems, Inc.*		4,200	92,904
Cogent, Inc.*		10,478	106,876
Insight Enterprises, Inc.*		19,163	275,181
Multi Fineline Electronix, Inc.*		13,005	335,009
PC Connection, Inc.*		1,198	7,428
PC Mall, Inc.*		7,060	35,724
Sanmina-SCI Corp.*		2,890	47,685
Spectrum Control, Inc.*		6,122	71,566
SYNNEX Corp.*		11,725	346,591
Tech Data Corp.*		9,539	399,684
TTM Technologies, Inc.*		21,288	189,037
Vishay Intertechnology, Inc.*		9,400	96,162

			2,892,438

ENERGY EQUIPMENT & SERVICES – 1.7%
Acergy SA ADR	LU	27,778	510,004
Bolt Technology Corp*		4,577	51,766
Cal Dive International, Inc.*		24,917	182,642
Compagnie Generale De Geophysique-Veritas ADR*	FR	9,056	256,466
Complete Production Services, Inc.*		14,320	165,396
Dawson Geophysical Co.*		4,265	124,709
Gulfmark Offshore, Inc., Class A*		6,613	175,575
Matrix Service Co.*		11,098	119,414
Oil States International, Inc.*		10,795	489,445
Rowan Cos., Inc.*		5,952	173,263
SEACOR Holdings, Inc.*		2,362	190,519
T-3 Energy Services, Inc.*		6,939	170,422
TETRA Technologies, Inc.*		8,100	98,982
TGC Industries, Inc.*		10,578	42,735
Tidewater, Inc.		5,956	281,540

	Country Code**	Shares	Value
Willbros Group, Inc.*		12,695	$152,467

			3,185,345

FOOD & STAPLES RETAILING – 0.1%
Nash Finch Co.		2,391	80,457

FOOD PRODUCTS – 1.7%
American Italian Pasta Co.*		5,835	226,806
Cal-Maine Foods, Inc.		4,630	156,911
Darling International, Inc.*		28,040	251,238
Del Monte Foods Co.		6,800	99,280
Flowers Foods, Inc.		39,170	969,066
Fresh Del Monte Produce, Inc.*	KY	4,246	85,982
J & J Snack Foods Corp.		1,451	63,075
Lancaster Colony Corp.		3,523	207,716
Overhill Farms, Inc.*		7,988	46,570
Sanderson Farms, Inc.		1,990	106,684
TreeHouse Foods, Inc.*		22,174	972,773

			3,186,101

GAS UTILITIES – 0.7%
AGL Resources, Inc.		6,829	263,941
Atmos Energy Corp.		10,056	287,300
Chesapeake Utilities Corp.		961	28,638
Nicor, Inc.		4,740	198,701
Southwest Gas Corp.		10,996	329,000
The Laclede Group, Inc.		4,154	140,073

			1,247,653

HEALTH CARE EQUIPMENT & SUPPLIES – 4.1%
American Medical Systems Holdings, Inc.*		9,621	178,758
Atrion Corp.		955	136,603
Dexcom, Inc.*		22,830	222,136
Greatbatch, Inc.*		25,768	546,024
Hill-Rom Holdings, Inc.		6,307	171,614
Integra Lifesciences Holdings Corp.*		18,252	799,985
Invacare Corp.		12,562	333,396
Kensey Nash Corp.*		7,219	170,296
Kinetic Concepts, Inc.*		8,396	401,413
Masimo Corp.		13,288	352,796
Merit Medical Systems, Inc.*		21,344	325,496
Natus Med, Inc.*		23,488	373,694
NuVasive, Inc.*		17,720	800,944
Orthofix International*	AN	15,901	578,478
Quidel Corp.*		10,802	157,061
Sirona Dental Systems, Inc.*		2,148	81,688
STERIS Corp.		8,778	295,468
Symmetry Medical, Inc.*		19,159	192,356
Thoratec Corp.*		19,630	656,624
Utah Medical Products, Inc.		1,756	49,396
Volcano Corp.*		28,646	692,087
Young Innovations, Inc.		1,866	52,547

			7,568,860

HEALTH CARE PROVIDERS & SERVICES – 6.1%
Allied Healthcare International, Inc.*		16,934	46,060
Amedisys, Inc.*		6,886	380,245
America Service Group, Inc.		7,327	117,891

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
American Dental Partners, Inc.*		3,528	$46,040
AMERIGROUP Corp.*		3,790	125,980
AMN Healthcare Services, Inc.*		15,560	136,928
AmSurg Corp.*		17,772	383,698
Centene Corp.*		18,942	455,366
Chemed Corp.		1,800	97,884
Community Health Systems, Inc.*		4,739	175,011
Continucare Corp.*		16,296	60,295
Corvel Corp.*		1,198	42,829
Emergency Medical Services Corp., Class A*		5,734	324,258
Genoptix, Inc.*		24,876	882,849
Gentiva Health Services, Inc.*		10,729	303,416
Health Management Associates, Inc., Class A*		156,976	1,349,994
HEALTHSOUTH Corp.*		11,130	208,131
Healthspring, Inc.*		15,011	264,194
Healthways, Inc.*		7,616	122,389
HMS Holdings Corp.*		16,398	836,134
inVentiv Health, Inc.*		13,525	303,772
Kindred Healthcare, Inc.*		5,172	93,355
LHC Group, Inc.*		11,457	384,153
LifePoint Hospitals, Inc.*		4,868	179,045
Lincare Holdings, Inc.*		12,003	538,695
Magellan Health Services, Inc.*		8,862	385,320
MEDNAX, Inc.*		18,627	1,083,905
Metropolitan Health Networks, Inc.*		23,136	74,729
Molina Healthcare, Inc.*		13,600	342,312
Nighthawk Radiology Holdings, Inc.*		17,368	55,230
NovaMed, Inc.*		11,316	38,474
Odyssey Healthcare, Inc.*		20,644	373,863
Pharmerica Corp.*		12,869	234,473
PSS World Medical, Inc.*		348	8,181
Res-Care, Inc.*		8,696	104,265
Sun Healthcare Group, Inc.*		24,241	231,259
The Ensign Group, Inc.		2,942	50,985
Triple-S Management Corp., Class B*	PR	10,486	186,127
U.S. Physical Therapy, Inc.*		7,018	122,113
Universal Health Services, Inc., Class B		2,514	88,216
VCA Antech, Inc.*		4,105	115,063
Virtual Radiologic Corp.*		3,742	41,162

			11,394,289

HEALTH CARE TECHNOLOGY – 1.0%
MedAssets, Inc.*		27,198	571,158
SXC Health Solutions Corp.*	CA	18,550	1,248,044

			1,819,202

HOTELS, RESTAURANTS & LEISURE – 3.5%
AFC Enterprises*		7,139	76,602
Ambassadors Group, Inc.		6,907	76,322
Ameristar Casinos, Inc.		78,005	1,421,251
Bally Technologies, Inc.*		43,105	1,747,477
Bob Evans Farms, Inc.		1,600	49,456

	Country Code**	Shares	Value
Brinker International, Inc.		7,100	$136,888
Carrols Restaurant Group, Inc.*		6,746	45,873
CEC Entertainment, Inc.*		10,849	413,238
Chipotle Mexican Grill, Inc., Class A*		3,870	436,033
International Speedway Corp., Class A		1,866	48,087
Jack In The Box, Inc.*		51,739	1,218,453
P.F. Chang’s China Bistro, Inc.*		5,476	241,656
Papa John’s International, Inc.*		12,799	329,062
Speedway Motorsports, Inc.		8,044	125,567
The Cheesecake Factory, Inc.*		5,094	137,844

			6,503,809

HOUSEHOLD DURABLES – 0.7%
American Greetings Corp.		6,746	140,586
Blyth, Inc.		6,212	194,125
CSS Industries, Inc.		2,480	49,848
Helen of Troy, Ltd.*	BM	4,246	110,651
Kid Brands, Inc.*		8,622	74,580
La-Z-Boy, Inc.*		11,002	137,965
National Presto Industries, Inc.		3,046	362,200
Tempur-Pedic International, Inc.*		6,192	186,751

			1,256,706

HOUSEHOLD PRODUCTS – 0.1%
Central Garden And Pet Co., Class A*		25,515	233,717
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
Calpine Corp.*		2,200	26,158
Mirant Corp.*		20,194	219,307

			245,465

INDUSTRIAL CONGLOMERATES – 0.4%
Carlisle Cos., Inc.		10,036	382,372
Tredegar Corp.		16,018	273,587

			655,959

INSURANCE – 5.0%
Allied World Assurance Holdings, Ltd.	BM	5,682	254,838
American Equity Investment Life Holding Co.		12,670	134,936
American Physicians Capital, Inc.		6,643	212,244
American Physicians Service Group, Inc.		1,756	43,900
American Safety Insurance Holdings, Ltd.*	BM	3,228	53,553
Amerisafe, Inc.*		16,003	261,969
Amtrust Financial Services, Inc.		18,475	257,726
Argo Group International Holdings, Inc.	BM	7,351	239,569
Aspen Insurance Holdings, Ltd.	BM	13,409	386,716
CNA Surety Corp.*		10,575	188,129
Conseco, Inc.*		52,432	326,127

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
EMC Insurance Group, Inc.		2,280	$51,346
Employers Holdings, Inc.		11,864	176,180
Endurance Specialty Holdings, Ltd.	BM	9,813	364,553
Enstar Group, Ltd.*	BM	2,921	202,016
FBL Financial Group, Inc.		7,784	190,552
First Mercury Financial Corp.		10,461	136,307
Flagstone Reinsurance Holdings Ltd.	BM	17,324	198,533
FPIC Insurance Group, Inc.*		6,028	163,419
Greenlight Capital Re, Ltd., Class A*	KY	8,936	238,412
Hanover Insurance Group, Inc.		29,979	1,307,384
Harleysville Group, Inc.		4,230	142,805
Horace Mann Educators Corp.		1,100	16,566
Infinity Property & Casualty Corp.		6,867	312,036
Life Partners Holdings, Inc.		9,989	221,456
Max Re Capital Ltd.	BM	4,190	96,328
Mercer Insurance Group, Inc.		2,804	50,472
Mercury General Corp.		3,300	144,276
Montpelier Re Holdings Ltd.	BM	16,920	284,425
National Interstate Corp.		1,709	35,393
National Western Life Insurance Co.		615	113,375
OneBeacon Insurance Group, Ltd.	BM	7,674	132,377
Platinum Underwriters Holdings, Ltd.	BM	10,364	384,297
PMA Capital Corp.*		11,142	68,412
ProAssurance Corp.*		7,144	418,210
Safety Insurance Group, Inc.		8,358	314,846
SeaBright Insurance Holdings, Inc.		4,146	45,647
StanCorp Financial Group, Inc.		7,541	359,178
Unitrin, Inc.		13,432	376,768
Validus Holdings Ltd.	BM	12,943	356,321

			9,261,597

INTERNET & CATALOG RETAIL – 0.2%
HSN, Inc.*		5,852	172,283
NutriSystem, Inc.		5,418	96,494

			268,777

INTERNET SOFTWARE & SERVICES – 2.1%
Divx, Inc.*		4,302	30,802
Earthlink, Inc.		37,729	322,206
j2 Global Communications, Inc.*		47,984	1,122,825
Perficient, Inc.*		5,693	64,160
S1 Corp.*		29,730	175,407
Saba Software, Inc.*		12,364	61,202
SkillSoft PLC ADR*	IE	9,300	95,976
Sohu.com, Inc.*		2,620	143,052
SonicWall, Inc.*		20,644	179,396
United Online, Inc.		28,348	212,043
Valueclick, Inc.*		29,477	298,897
VistaPrint NV*	NL	15,880	909,130
Web.com Group, Inc.*		3,924	21,386

	Country Code**	Shares	Value
Websense, Inc.*		8,965	$204,133

			3,840,615

IT SERVICES – 3.6%
Acxiom Corp.*		19,103	342,708
Broadridge Financial Solutions, Inc.		18,152	388,090
CACI International, Inc., Class A*		21,164	1,033,861
Convergys Corp.*		21,854	267,930
CSG Systems International, Inc.*		16,625	348,460
DST Systems, Inc.		7,217	299,145
Forrester Research, Inc.*		3,772	113,424
Gartner, Inc.*		10,266	228,316
Global Cash Access Holdings, Inc.*		27,841	227,461
iGATE Corp.		7,635	74,289
MAXIMUS, Inc.		1,600	97,488
Ness Technologies, Inc.*		17,428	109,971
NeuStar, Inc., Class A*		51,985	1,310,022
Patni Computer Systems, Ltd. ADR	IN	11,158	265,337
Satyam Computer Services, Ltd. ADR*	IN	37,975	198,229
SYKES Enterprises, Inc.*		7,021	160,360
Syntel, Inc.		3,582	137,799
Telvent GIT SA	ES	4,990	143,512
TNS, Inc.*		7,977	177,887
Unisys Corp.*		7,384	257,628
Virtusa Corp.*		17,862	184,157
Wright Express Corp.*		8,057	242,677

			6,608,751

LEISURE EQUIPMENT & PRODUCTS – 0.8%
Polaris Industries, Inc.		4,098	209,654
Pool Corp.		40,175	909,562
Smith & Wesson Holding Corp.*		8,656	32,720
Sport Supply Group, Inc.		4,994	67,119
Sturm Ruger & Co., Inc.		27,309	327,435

			1,546,490

LIFE SCIENCES TOOLS & SERVICES – 0.6%
Bruker Corp.*		17,530	256,814
Cambrex Corp.*		18,062	73,151
EResearch Technology, Inc.*		29,605	204,571
Harvard Bioscience, Inc.*		13,192	51,053
Icon PLC ADR*	IE	8,622	227,621
Kendle International, Inc.*		14,096	246,398
MDS, Inc.*	CA	12,570	101,943

			1,161,551

MACHINERY – 3.1%
Altra Holdings, Inc.*		7,138	98,005
American Railcar Industries, Inc.		4,570	55,571
Ampco-Pittsburgh Corp.		5,541	137,527
Chart Industries, Inc.*		14,799	295,980
Colfax Corp.*		22,336	262,895
DXP Enterprises, Inc.*		3,782	48,296

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
EnPro Industries, Inc.*		19,389	$563,832
Force Protection, Inc.*		21,604	130,056
FreightCar America, Inc.		14,567	351,939
Gardner Denver, Inc.		23,043	1,014,814
Graco, Inc.		22,440	718,080
Harsco Corp.		3,504	111,918
Lincoln Electric Holdings, Inc.		2,911	158,154
Oshkosh Corp.*		2,656	107,143
The Timken Co.		7,744	232,397
Toro Co.		7,345	361,154
Wabtec Corp.		22,083	930,136
Watts Water Technologies, Inc., Class A		4,630	143,808

			5,721,705

MARINE – 0.1%
Safe Bulkers, Inc.	MH	18,069	141,300

MEDIA – 1.0%
Entercom Communications Corp., Class A*		5,708	67,868
Gannett Co., Inc.		5,908	97,600
Harte-Hanks, Inc.		12,948	166,511
Imax Corp.*	CA	28,580	514,154
Jon Wiley & Sons, Inc.		5,154	223,065
Journal Communications, Inc., Class A*		11,216	47,107
Lee Enterprises, Inc.*		29,478	99,930
Mediacom Communications Corp., Class A*		8,564	50,956
National CineMedia, Inc.		4,660	80,432
Scholastic Corp.		8,737	244,636
Sinclair Broadcast Group, Inc.*		30,808	156,505
Value Line, Inc.		1,562	36,067

			1,784,831

METALS & MINING – 1.0%
Century Aluminum Co.*		28,043	385,872
Compass Minerals International, Inc.		15,693	1,259,049
Gibraltar Industries, Inc.*		6,960	87,766
Mesabi Trust		3,302	80,767
Redcorp Ventures Ltd.*(1)	CA	91,400	450
Worthington Industries, Inc.		6,380	110,310

			1,924,214

MULTI-LINE RETAIL – 0.6%
Big Lots, Inc.*		10,365	377,493
Saks, Inc.*		75,896	652,706
Tuesday Morning Corp.*		13,400	88,306

			1,118,505

MULTI-UTILITIES – 0.5%
Avista Corp.		9,569	198,174
Integrys Energy Group, Inc.		2,900	137,402
NorthWestern Corp.		23,904	640,866

			976,442

OIL, GAS & CONSUMABLE FUELS – 3.0%
Bill Barrett Corp.*		3,290	101,036
China Integrated Energy, Inc.*		6,746	70,698

	Country Code**	Shares	Value
China North East Petroleum Holdings Ltd.*		16,160	$142,854
Cloud Peak Energy, Inc.*		2,790	46,426
CVR Energy, Inc.*		24,466	214,077
Dominion Resources Black Warrior Trust		3,328	45,827
Gulfport Energy Corp.*		12,254	137,735
Holly Corp.		67,073	1,872,007
Inergy LP		20,024	756,907
MarkWest Energy Partners LP		43,709	1,339,681
Pengrowth Energy Trust	CA	8,327	97,093
PrimeEnergy Corp.*		1,152	31,023
Provident Energy Trust	CA	8,722	67,247
Ship Finance International Ltd.	BM	3,632	64,504
Stone Energy Corp.*		3,128	55,522
Teekay Tankers Ltd., Class A	MH	15,317	192,535
World Fuel Services Corp.		9,830	261,871

			5,497,043

PAPER & FOREST PRODUCTS – 0.4%
Buckeye Technologies, Inc.*		19,624	256,682
Clearwater Paper Corp.*		3,298	162,426
Domtar Corp.*		1,636	105,375
Glatfelter		6,700	97,083
KapStone Paper and Packaging Corp.*		12,364	146,761

			768,327

PERSONAL PRODUCTS – 0.4%
China Sky One Medical, Inc.*		3,100	48,701
Herbalife, Ltd.	KY	10,834	499,664
Prestige Brands Holdings, Inc.*		25,236	227,124

			775,489

PHARMACEUTICALS – 1.8%
Biovail Corp.	CA	13,272	222,571
Endo Pharmaceuticals Holding, Inc.*		7,642	181,039
Hi-Tech Pharmacal Co., Inc.*		4,290	94,981
Indevus Pharmaceuticals, Inc.*		600	—
King Pharmaceuticals, Inc.*		18,961	222,981
KV Pharmaceutical Co., Class A*		23,196	40,825
Medicis Pharmaceutical Corp., Class A		6,416	161,426
Par Pharmaceutical Cos., Inc.*		3,972	98,506
Perrigo Co.		10,664	626,190
Questcor Pharmaceuticals, Inc.*		45,296	372,786
Salix Pharmaceuticals Ltd.*		28,360	1,056,410
Valeant Pharmaceuticals International*		7,104	304,833

			3,382,548

PROFESSIONAL SERVICES – 0.1%
GP Strategies Corp.*		6,646	55,561
Towers Watson & Co., Class A		4,349	206,577

			262,138

REAL ESTATE INVESTMENT TRUSTS – 5.1%
Agree Realty Corp.		4,181	95,578

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Associated Estates Realty Corp.		5,194	$71,625
Brandywine Reality Trust		8,180	99,878
CapitalSource, Inc.		61,344	342,913
CBL & Associates Properties, Inc.		14,684	201,171
Digital Realty Trust, Inc.		23,170	1,255,814
Equity Lifestyle Properties, Inc.		3,212	173,063
Extra Space Storage, Inc.		8,080	102,454
Forestar Real Estate Group, Inc.*		15,607	294,660
Hatteras Financial Corp.		29,674	764,699
Home Properties, Inc.		5,731	268,211
Hospitality Properties Trust		8,960	214,592
Invesco Mortgage Capital, Inc.		4,090	94,070
Kilroy Realty Corp.		2,400	74,016
LaSalle Hotel Properties		36,828	858,092
Liberty Property Trust		1,462	49,620
LTC Properties, Inc.		14,620	395,617
Mack-Cali Realty Corp.		7,462	263,035
Mid-America Apartment Communities, Inc.		30,478	1,578,456
Monmouth Real Estate Investment Corp., Class A		6,960	58,534
National Health Investors, Inc.		5,780	224,033
Parkway Properties, Inc.		4,390	82,444
Pennsylvania Real Estate Investment		11,200	139,664
Starwood Property Trust, Inc.		28,752	554,914
Tanger Factory Outlet Centers, Inc.		19,416	837,994
Taubman Centers, Inc.		3,500	139,720
Walter Investment Management Corp.		18,438	295,008

			9,529,875

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
Altisource Portfolio Solutions SA*	LU	6,170	138,208

ROAD & RAIL – 1.5%
Avis Budget Group, Inc.*		36,049	414,564
Dollar Thrifty Automotive Group*		12,209	392,275
Genesee & Wyoming, Inc., Class A*		12,740	434,689
Old Dominion Freight Line*		46,521	1,553,336

			2,794,864

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.4%
Amkor Technology, Inc.*		7,060	49,914
Atheros Communications*		27,515	1,065,106
Cabot Microelectronics Corp.*		2,600	98,358
Fairchild Semiconductor International, Inc.*		9,200	97,980
Himax Technologies, Inc. ADR	KY	42,384	132,662
Integrated Silicon Solution, Inc.*		3,200	33,760
Lattice Semiconductor Corp.*		26,500	97,255
Mellanox Technologies Ltd.*	IL	4,120	97,108
Micrel, Inc.		20,197	215,300

	Country Code**	Shares	Value
Netlogic Microsystems, Inc.*		36,396	$1,071,134
Semtech Corp.*		56,759	989,309
Sigma Designs, Inc.*		11,775	138,121
Silicon Motion Technology Corp. ADR*	KY	7,862	35,143
Skyworks Solutions, Inc.*		62,434	973,971
Tessera Technologies, Inc.*		8,240	167,107
Varian Semiconductor Equipment Associates, Inc.*		30,710	1,017,115

			6,279,343

SOFTWARE – 4.4%
Actuate Corp.*		26,162	146,246
Blackboard, Inc.*		26,670	1,111,072
Changyou.com Ltd. ADR*	KY	1,462	45,030
Compuware Corp.*		36,853	309,565
Concur Technologies, Inc.*		13,661	560,238
Double-take Software, Inc.*		6,744	60,089
FactSet Research Systems, Inc.		17,929	1,315,451
Fair Issac Corp.		17,833	451,888
Fortinet, Inc.*		3,368	59,209
Giant Interactive Group, Inc. ADR	KY	15,851	120,468
Jack Henry & Associates, Inc.		6,121	147,271
JDA Software Group, Inc.*		2,680	74,558
Manhattan Associates, Inc.*		13,083	333,355
MICROS Systems, Inc.*		3,288	108,109
Microstrategy, Inc.*		4,506	383,325
Monotype Imaging Holdings, Inc.*		6,122	59,567
Net 1 UEPS Technologies, Inc.*		20,995	386,098
Netscout Systems, Inc.*		2,690	39,785
Perfect World Co. Ltd. ADR*	KY	6,295	235,748
Pervasive Software, Inc.*		8,936	45,216
Quest Software, Inc.*		19,951	354,928
Sybase, Inc.*		5,201	242,471
Tibco Software, Inc.*		147,777	1,594,514

			8,184,201

SPECIALTY RETAIL – 4.4%
Aeropostale, Inc.*		13,867	399,786
Big 5 Sporting Goods Corp.		2,349	35,752
Books-A-Million, Inc.		4,994	36,157
Cabela’s, Inc.*		19,902	348,086
Cato Corp.		18,498	396,597
Childrens Place Retail Stores, Inc.*		28,069	1,250,474
Dress Barn, Inc.*		14,034	367,129
DSW, Inc.*		3,590	91,653
Finish Line, Inc., Class A		19,254	314,225
Group 1 Automotive, Inc.*		5,276	168,093
Gymboree Corp.*		7,915	408,652
Jo-Ann Stores, Inc.*		7,856	329,795
JOS A Bank Clothiers, Inc.*		3,539	193,406
Kirkland’s, Inc.*		25,427	533,967
RadioShack Corp.		16,468	372,671
Rental-A-Center, Inc.*		17,539	414,797
Signet Jewelers, Ltd.*	BM	5,511	178,226
Stage Stores, Inc.		26,635	409,913
The Buckle, Inc.		1,300	47,788

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
The Men’s Wearhouse, Inc.		7,015	$167,939
Tractor Supply Co.		27,908	1,620,059

			8,085,165

TEXTILES, APPAREL & LUXURY GOODS – 2.3%
Carter’s, Inc.*		12,001	361,830
Deckers Outdoor Corp.*		1,936	267,168
Fossil, Inc.*		29,828	1,125,709
Madden Steven Ltd.*		3,329	162,455
Perry Ellis International, Inc.*		7,236	163,896
Phillips-Van Heusen Corp.		26,309	1,509,084
Timberland Co., Class A*		18,945	404,286
UniFirst Corp.		4,012	206,618

			4,201,046

THRIFT & MORTGAGE FINANCE – 0.7%
First Defiance Financial Corp.		6,173	62,471
First Niagara Financial Group, Inc.		37,132	528,017
Flagstar Bancorp, Inc.*		331,710	199,026
Northwest Bancshares, Inc.		35,840	420,762
United Financial Bancorp, Inc.		7,783	108,806

			1,319,082

TOBACCO – 0.2%
Alliance One International, Inc.*		20,238	103,011
Universal Corp.		5,849	308,184

			411,195

TRADING COMPANIES & DISTRIBUTORS – 0.2%
Aircastle Ltd.	BM	5,548	52,539
Interline Brands, Inc.*		3,484	66,684
Tal International Group, Inc.		6,300	125,874
WESCO International, Inc.*		4,056	140,784

			385,881

TRANSPORTATION – 0.1%
Diana Shipping, Inc.*	MH	11,616	175,634

WATER UTILITIES – 0.4%
Aqua America, Inc.		40,046	703,608

WIRELESS TELECOMMUNICATION SERVICES – 0.1%
USA Mobility, Inc.		18,659	236,410

Total Common Stocks (Cost $148,295,397)			184,242,014

SHORT TERM INVESTMENTS – 0.2%
MUTUAL FUNDS – 0.2%
State Street Institutional Treasury Plus Money Market Fund (Cost $339,976)		339,976	339,976

Value
TOTAL INVESTMENTS – 99.4% (Cost $148,635,373)	$184,581,990
Other assets less liabilities – 0.6%	1,170,980

NET ASSETS – 100.0%	$185,752,970

ADR	American Depositary Receipt
AG	Antigua
AN	Netherlands Antilles
AR	Argentina
BM	Bermuda
BR	Brazil
BS	Bahamas
CA	Canada
CO	Columbia
ES	Spain
FR	France
IE	Ireland
IL	Israel
IN	India
KY	Cayman Islands
LU	Luxembourg
MH	Marshall Islands
NL	Netherlands
PA	Panama
PR	Puerto Rico
VG	British Virgin Islands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $450, representing less than 0.05% of net assets.
(2)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC OPPENHEIMER LARGE CAP CORE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 98.5%
AEROSPACE & DEFENSE – 4.8%
Lockheed Martin Corp.	9,900	$823,878
Northrop Grumman Corp.	26,800	1,757,276
Raytheon Co.	18,500	1,056,720
United Technologies Corp.	18,400	1,354,424

		4,992,298

AIR FREIGHT & LOGISTICS – 2.6%
FedEx Corp.	16,400	1,531,760
United Parcel Services, Inc., Class B	19,000	1,223,790

		2,755,550

AUTO COMPONENTS – 0.6%
The Goodyear Tire & Rubber Co.*	48,000	606,720

CAPITAL MARKETS – 3.2%
Ameriprise Financial, Inc.	7,300	331,128
Franklin Resources, Inc.	8,600	953,740
Morgan Stanley	12,000	351,480
The Goldman Sachs Group, Inc.	9,900	1,689,237

		3,325,585

CHEMICALS – 4.0%
Air Products & Chemicals, Inc.	21,400	1,582,530
E.I. du Pont de Nemours & Co.	23,200	863,968
Monsanto Co.	5,100	364,242
Praxair, Inc.	3,600	298,800
Sigma-Aldrich Corp.	2,000	107,320
The Dow Chemical Co.	31,200	922,584

		4,139,444

COMMERCIAL BANKS – 1.4%
PNC Financial Services Group, Inc.	18,300	1,092,510
Wells Fargo & Co.	11,300	351,656

		1,444,166

COMMERCIAL SERVICES & SUPPLIES – 1.0%
Pitney Bowes, Inc.	8,300	202,935
R.R. Donnelley & Sons Co.	41,400	883,890

		1,086,825

COMPUTERS & PERIPHERALS – 7.5%
Apple, Inc.*	10,800	2,537,244
Hewlett-Packard Co.	43,300	2,301,395
International Business Machines Corp.	13,400	1,718,550
SanDisk Corp.*	35,400	1,225,902

		7,783,091

CONSUMER FINANCE – 3.7%
American Express Co.	49,600	2,046,496
Capital One Financial Corp.	43,500	1,801,335

		3,847,831

	Shares	Value
CONTAINERS & PACKAGING – 1.2%
Bemis Co.	32,800	$942,016
Sealed Air Corp.	14,900	314,092

		1,256,108

DIVERSIFIED FINANCIAL SERVICES – 1.8%
U.S. Bancorp	70,900	1,834,892

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.8%
AT&T, Inc.	112,300	2,901,832

ENERGY EQUIPMENT & SERVICES – 0.3%
National-Oilwell, Inc.	7,900	320,582

FOOD & STAPLES RETAILING – 4.7%
Costco Wholesale Corp.	4,100	244,811
Wal-Mart Stores, Inc.	50,700	2,818,920
Walgreen Co.	50,700	1,880,463

		4,944,194

FOOD PRODUCTS – 2.9%
Archer-Daniels-Midland Co.	50,000	1,445,000
Sara Lee Corp.	37,400	520,982
Tyson Foods, Inc., Class A	53,300	1,020,695

		2,986,677

HEALTH CARE EQUIPMENT & SUPPLIES – 0.3%
Stryker Corp.	5,800	331,876

HEALTH CARE PROVIDERS & SERVICES – 5.2%
AmerisourceBergen Corp.	20,000	578,400
Cardinal Health, Inc.	34,000	1,225,020
Humana, Inc.*	23,600	1,103,772
McKesson Corp.	21,500	1,412,980
UnitedHealth Group, Inc.	33,200	1,084,644

		5,404,816

HOTELS, RESTAURANTS & LEISURE – 0.5%
McDonald’s Corp.	8,000	533,760

HOUSEHOLD PRODUCTS – 3.0%
Kimberly-Clark Corp.	25,800	1,622,304
The Procter & Gamble Co.	24,500	1,550,115

		3,172,419

INDUSTRIAL CONGLOMERATES – 2.1%
3m Co.	10,500	877,485
General Electric Co.	24,900	453,180
Textron, Inc.	42,000	891,660

		2,222,325

INSURANCE – 7.0%
Aflac, Inc.	9,700	526,613
Genworth Financial Inc., Class A*	47,200	865,648
Lincoln National Corp.	17,100	524,970
Loews Corp.	8,200	305,696
Prudential Financial, Inc.	29,700	1,796,850
The Chubb Corp.	31,300	1,622,905
The Hartford Financial Services Group, Inc.	11,800	335,356

SC OPPENHEIMER LARGE CAP CORE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
The Principal Financial Group, Inc.	37,300	$1,089,533
Travelers Cos., Inc.	5,400	291,276

		7,358,847

INTERNET & CATALOG RETAIL – 1.0%
Amazon.com, Inc.*	1,900	257,887
Priceline.com, Inc.*	3,200	816,000

		1,073,887

INTERNET SOFTWARE & SERVICES – 0.3%
Google, Inc., Class A*	600	340,206

IT SERVICES – 0.7%
Computer Sciences Corp.*	13,000	708,370

MACHINERY – 2.0%
Illinois Tool Works, Inc.	32,200	1,524,992
ITT Corp.	10,300	552,183

		2,077,175

MEDIA – 2.6%
Comcast Corp., Class A	58,200	1,095,324
The Interpublic Group of Cos., Inc.*	37,200	309,504
Time Warner, Inc.	40,400	1,263,308

		2,668,136

METALS & MINING – 1.2%
Alcoa, Inc.	90,400	1,287,296

MULTI-LINE RETAIL – 0.8%
J.C. Penney Co., Inc.	26,200	842,854

MULTI-UTILITIES – 0.7%
NiSource, Inc.	44,900	709,420

OIL, GAS & CONSUMABLE FUELS – 9.7%
Chevron Corp.	31,900	2,418,977
ConocoPhillips	35,300	1,806,301
Exxon Mobil Corp.	48,200	3,228,436
Marathon Oil Corp.	35,600	1,126,384
The Williams Cos., Inc.	65,800	1,519,980

		10,100,078

PAPER & FOREST PRODUCTS – 1.2%
MeadWestvaco Corp.	50,600	1,292,830

PERSONAL PRODUCTS – 0.3%
Avon Products, Inc.	10,400	352,248

PHARMACEUTICALS – 3.9%
Bristol-Myers Squibb Co.	55,200	1,473,840
Johnson & Johnson	20,100	1,310,520
Merck & Co., Inc.	19,300	720,855
Pfizer, Inc.	34,000	583,100

		4,088,315

ROAD & RAIL – 1.9%
Norfolk Southern Corp.	7,200	402,408
Union Pacific Corp.	21,000	1,539,300

		1,941,708

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.1%
Broadcom Corp., Class A	17,100	$567,378
Texas Instruments, Inc.	14,500	354,815
Xilinx, Inc.	8,500	216,750

		1,138,943

SOFTWARE – 3.9%
Microsoft Corp.	122,400	3,582,648
Symantec Corp.*	29,700	502,524

		4,085,172

SPECIALTY RETAIL – 3.1%
Best Buy Co., Inc.	15,600	663,624
Limited Brands, Inc.	17,300	425,926
The Gap, Inc.	61,100	1,412,021
TJX Cos., Inc.	18,400	782,368

		3,283,939

THRIFT & MORTGAGE FINANCE – 1.1%
Hudson City Bancorp, Inc.	84,600	1,197,936

TOBACCO – 2.4%
Philip Morris International, Inc.	18,900	985,824
Reynolds American, Inc.	27,300	1,473,654

		2,459,478

Total Common Stocks (Cost $92,115,360)		102,897,829

SHORT TERM INVESTMENTS – 1.4%
MUTUAL FUNDS – 1.4%
State Street Institutional Treasury Plus Money Market Fund (Cost $1,443,127)	1,443,127	1,443,127

TOTAL INVESTMENTS – 99.9% (Cost $93,558,487)		104,340,956
Other assets less liabilities – 0.1%		127,429

NET ASSETS – 100.0%		$104,468,385

*	Non-income producing security.

SC OPPENHEIMER LARGE CAP CORE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.9%
AEROSPACE & DEFENSE – 2.2%
Raytheon Co.		31,380	$1,792,425
The Boeing Co.		36,657	2,661,665

			4,454,090

AIR FREIGHT & LOGISTICS – 0.7%
FedEx Corp.		14,886	1,390,352

AIRLINES – 0.7%
Southwest Airlines Co.		106,315	1,405,484

BIOTECHNOLOGY – 0.1%
Amylin Pharmaceuticals, Inc.*		12,926	290,706

CAPITAL MARKETS – 2.8%
Morgan Stanley		38,321	1,122,422
State Street Corp.		20,515	926,047
The Goldman Sachs Group, Inc.		20,689	3,530,164

			5,578,633

COMMERCIAL BANKS – 0.9%
Itau Unibanco Banco Multiplo SA ADR	BR	41,721	917,445
Wells Fargo & Co.		28,368	882,812

			1,800,257

COMMERCIAL SERVICES & SUPPLIES – 0.6%
Visa, Inc., Class A		12,814	1,166,458

COMMUNICATIONS EQUIPMENT – 9.0%
Cisco Systems, Inc.*		403,489	10,502,819
Emulex Corp.*		182,033	2,417,398
Juniper Networks, Inc.*		102,937	3,158,107
QUALCOMM, Inc.		236	9,910
Riverbed Technology, Inc.*		68,133	1,934,977

			18,023,211

COMPUTERS & PERIPHERALS – 16.8%
Apple, Inc.*		33,295	7,821,994
Dell, Inc.*		144,422	2,167,774
EMC Corp.*		256,070	4,619,503
International Business Machines Corp.		61,854	7,932,776
NetApp, Inc.*		129,887	4,229,121
QLogic Corp.*		185,827	3,772,288
SanDisk Corp.*		82,388	2,853,096

			33,396,552

DIVERSIFIED CONSUMER SERVICES – 1.5%
Apollo Group Inc., Class A*		20,435	1,252,461
ITT Educational Services, Inc.*		14,887	1,674,490

			2,926,951

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.1%
Brasil Telecom SA ADR*	BR	14,395	274,801

ELECTRICAL EQUIPMENT – 0.9%
Emerson Electric Co.		34,125	1,717,853

	Country Code**	Shares	Value
ENERGY EQUIPMENT & SERVICES – 2.1%
Baker Hughes, Inc.		26,182	$1,226,365
Oceaneering International, Inc.*		33,125	2,103,106
Smith International, Inc.		18,335	785,105

			4,114,576

HEALTH CARE EQUIPMENT & SUPPLIES – 4.1%
Bard (C.R.), Inc.		15,342	1,328,924
Hologic, Inc.*		56,505	1,047,603
Hospira, Inc.*		19,011	1,076,973
Intuitive Surgical, Inc.*		2,933	1,021,065
Medtronic, Inc.		82,919	3,733,843

			8,208,408

HEALTH CARE PROVIDERS & SERVICES – 1.5%
Laboratory Corp. of America Holdings*		19,967	1,511,702
WellPoint, Inc.*		22,198	1,429,107

			2,940,809

HOTELS, RESTAURANTS & LEISURE – 3.0%
Bally Technologies, Inc.*		20,347	824,867
Las Vegas Sands Corp.*		113,185	2,393,863
McDonald’s Corp.		15,627	1,042,633
Starbucks Corp.*		74,439	1,806,635

			6,067,998

INDUSTRIAL CONGLOMERATES – 1.6%
General Electric Co.		174,973	3,184,509

INSURANCE – 1.6%
Lincoln National Corp.		102,248	3,139,014

INTERNET & CATALOG RETAIL – 2.3%
Amazon.com, Inc.*		20,473	2,778,800
Expedia, Inc.		70,860	1,768,666

			4,547,466

INTERNET SOFTWARE & SERVICES – 5.2%
eBay, Inc.*		114,747	3,092,432
Google, Inc., Class A*		10,482	5,943,399
NetEase.com, Inc. ADR*	KY	29,428	1,043,811
Sohu.com, Inc.*		3,821	208,626

			10,288,268

IT SERVICES – 0.6%
The Western Union Co.		65,024	1,102,807

LIFE SCIENCES TOOLS & SERVICES – 1.5%
Life Technologies Corp.*		18,298	956,436
Waters Corp.*		29,522	1,993,916

			2,950,352

MACHINERY – 8.0%
Caterpillar, Inc.		68,484	4,304,219
Cummins, Inc.		32,863	2,035,863
Dover Corp.		36,635	1,712,686
Illinois Tool Works, Inc.		45,742	2,166,341
Ingersoll-Rand PLC	IE	58,488	2,039,477
Joy Global, Inc.		16,966	960,276

SC WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Parker Hannifin Corp.		43,660	$2,826,548

			16,045,410

MEDIA – 1.3%
Omnicom Group, Inc.		46,715	1,813,009
Scripps Networks Interactive, Inc., Class A		19,501	864,869

			2,677,878

METALS & MINING – 1.7%
Nucor Corp.		56,585	2,567,827
Southern Copper Corp.		29,079	920,932

			3,488,759

OIL, GAS & CONSUMABLE FUELS – 2.4%
Noble Energy, Inc.		10,715	782,195
Occidental Petroleum Corp.		17,155	1,450,284
Valero Energy Corp.		132,676	2,613,717

			4,846,196

PHARMACEUTICALS – 1.7%
Eli Lilly & Co.		93,134	3,373,313

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 9.0%
Altera Corp.		147,728	3,591,268
Analog Devices, Inc.		67,703	1,951,201
Atheros Communications*		23,282	901,246
Intel Corp.		195,477	4,351,318
Intersil Holding Corp.		174,532	2,576,092
Texas Instruments, Inc.		35,070	858,163
Xilinx, Inc.		144,256	3,678,528

			17,907,816

SOFTWARE – 10.5%
BMC Software, Inc.*		44,679	1,697,802
Check Point Software Technologies Ltd.*	IL	52,614	1,844,647
Longtop Financial Technologies, Ltd. ADR*	KY	29,775	959,053
Microsoft Corp.		270,795	7,926,169
Oracle Corp.		223,171	5,733,263
Shanda Interactive Entertainment, Ltd. ADR*	KY	22,215	968,352
VMware, Inc., Class A*		35,366	1,885,008

			21,014,294

SPECIALTY RETAIL – 4.9%
Abercrombie & Fitch Co., Class A		7,636	348,507
Advanced Auto Parts, Inc.		29,442	1,234,209
Guess?, Inc.		34,768	1,633,401
Ross Stores, Inc.		36,716	1,963,204
The Buckle, Inc.		37,619	1,382,874
TJX Cos., Inc.		43,244	1,838,735
Urban Outfitters, Inc.*		34,095	1,296,633

			9,697,563

TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Coach, Inc.		30,530	1,206,546

		Value
Total Common Stocks (Cost $169,588,695)		$199,227,330

	Principal Amount (000)
SHORT TERM INVESTMENTS – 0.1%
REPURCHASE AGREEMENTS – 0.1%
State Street Bank and Trust Company, 0.00%, dated 3/31/10, due 4/1/10 (collateralized by $190,000 U.S. Treasury Bill, 0.00%, 9/9/10, with a value of $189,810, total to be received $181,422) (Amortized cost $181,422)	$181	181,422

TOTAL INVESTMENTS – 100.0% (Cost $169,770,117)		199,408,752
Liabilities in excess of other assets – (0.0)%+		(74,668)

NET ASSETS – 100.0%		$199,334,084

ADR	American Depositary Receipt
BR	Brazil
IE	Ireland
IL	Israel
KY	Cayman Islands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.

SC WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks (a)	$199,227,330	$—	$—	$199,227,330
Short Term Investments
Repurchase Agreements	—	181,422	—	181,422

Total Investments	$199,227,330	$181,422	$—	$199,408,752

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.0%
AEROSPACE & DEFENSE – 2.6%
BE Aerospace, Inc.*		39,800	$1,211,910
Rockwell Collins, Inc.		31,490	1,970,959

			3,182,869

AIR FREIGHT & LOGISTICS – 1.0%
Expeditors International of Washington, Inc.		33,400	1,233,128

AIRLINES – 2.5%
Southwest Airlines Co.		172,600	2,281,772
UAL Corp.*		43,500	850,425

			3,132,197

AUTOMOBILES – 0.9%
Harley-Davidson, Inc.		38,800	1,089,116

BIOTECHNOLOGY – 1.7%
Amylin Pharmaceuticals, Inc.*		65,320	1,469,047
Vertex Pharmaceuticals, Inc.*		14,300	584,441

			2,053,488

BUILDING PRODUCTS – 2.1%
Lennox International, Inc.		43,200	1,914,624
Masco Corp.		43,400	673,568

			2,588,192

CAPITAL MARKETS – 2.4%
SEI Investments Co.		31,800	698,646
Stifel Financial Corp.*		10,700	575,125
Waddell & Reed Financial, Inc., Class A		45,700	1,647,028

			2,920,799

CHEMICALS – 1.4%
FMC Corp.		11,200	678,048
Scotts Miracle-Gro Co., Class A		23,300	1,079,955

			1,758,003

COMMERCIAL BANKS – 3.7%
Huntington Bancshares, Inc.		296,100	1,590,057
M&T Bank Corp.		22,000	1,746,360
TCF Financial Corp.		75,000	1,195,500

			4,531,917

COMMERCIAL SERVICES & SUPPLIES – 1.9%
Herman Miller, Inc.		35,600	642,936
HNI Corp.		25,600	681,728
Republic Services, Inc.		35,985	1,044,285

			2,368,949

COMMUNICATIONS EQUIPMENT – 1.1%
Polycom, Inc.*		43,200	1,321,056

COMPUTERS & PERIPHERALS – 2.3%
NetApp, Inc.*		45,700	1,487,992
SanDisk Corp.*		26,400	914,232

	Country Code**	Shares	Value
Teradata Corp.*		17,300	$499,797

			2,902,021

DIVERSIFIED CONSUMER SERVICES – 3.7%
Apollo Group Inc., Class A*		18,800	1,152,252
DeVry, Inc.		12,300	801,960
ITT Educational Services, Inc.*		11,900	1,338,512
Strayer Education, Inc.		5,100	1,241,952

			4,534,676

DIVERSIFIED FINANCIAL SERVICES – 0.5%
IntercontinentalExchange, Inc.*		5,400	605,772

ELECTRIC UTILITIES – 1.2%
Northeast Utilities		56,300	1,556,132

ELECTRICAL EQUIPMENT – 1.1%
Ametek, Inc.		33,800	1,401,348

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.4%
National Instruments Corp.		15,900	530,265

ENERGY EQUIPMENT & SERVICES – 0.6%
Nabors Industries, Ltd.*	BM	40,200	789,126

FOOD PRODUCTS – 1.6%
Flowers Foods, Inc.		46,600	1,152,884
Smithfield Foods, Inc.*		41,200	854,488

			2,007,372

GAS UTILITIES – 1.2%
UGI Corp.		56,700	1,504,818

HEALTH CARE EQUIPMENT & SUPPLIES – 3.5%
Beckman Coulter, Inc.		32,500	2,041,000
Edwards Lifesciences Corp.*		7,800	771,264
St. Jude Medical, Inc.*		37,800	1,551,690

			4,363,954

HEALTH CARE PROVIDERS & SERVICES – 5.4%
Coventry Health Care, Inc.*		63,000	1,557,360
Humana, Inc.*		18,200	851,214
Lincare Holdings, Inc.*		31,200	1,400,256
Omnicare, Inc.		27,100	766,659
Patterson Cos., Inc.		45,400	1,409,670
Universal Health Services, Inc., Class B		19,200	673,728

			6,658,887

HEALTH CARE TECHNOLOGY – 0.6%
Cerner Corp.*		8,700	740,022

HOTELS, RESTAURANTS & LEISURE – 0.2%
The Cheesecake Factory, Inc.*		10,600	286,836

HOUSEHOLD DURABLES – 1.1%
NVR, Inc.*		1,300	944,450
Pulte Homes, Inc.*		33,800	380,250

			1,324,700

INDUSTRIAL CONGLOMERATES – 0.8%
Carlisle Cos., Inc.		25,700	979,170

SC WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
INSURANCE – 4.3%
Genworth Financial Inc., Class A*		102,700	$1,883,518
Unum Group		82,520	2,044,021
W.R. Berkley Corp.		54,171	1,413,321

			5,340,860

INTERNET SOFTWARE & SERVICES – 2.3%
Equinix, Inc.*		11,800	1,148,612
VeriSign, Inc.*		64,800	1,685,448

			2,834,060

IT SERVICES – 2.8%
Gartner, Inc.*		34,400	765,056
Genpact, Ltd.*	BM	66,400	1,113,528
Global Payments, Inc.		9,900	450,945
The Western Union Co.		66,900	1,134,624

			3,464,153

LEISURE EQUIPMENT & PRODUCTS – 2.3%
Hasbro, Inc.		36,700	1,404,876
Mattel, Inc.		61,500	1,398,510

			2,803,386

LIFE SCIENCES TOOLS & SERVICES – 0.9%
Qiagen NV*	NL	46,810	1,076,162
MACHINERY – 3.8%
IDEX Corp.		38,800	1,284,280
Ingersoll-Rand PLC	IE	32,600	1,136,762
PACCAR, Inc.		52,500	2,275,350

			4,696,392

MEDIA – 2.5%
Discovery Communications, Inc., Class A*		45,650	1,542,513
Dreamworks Animation Skg, Inc., Class A*		40,700	1,603,173

			3,145,686

METALS & MINING – 1.5%
Cliffs Natural Resources, Inc.		10,900	773,355
Steel Dynamics, Inc.		64,000	1,118,080

			1,891,435

MULTI-UTILITIES – 0.9%
Wisconsin Energy Corp.		22,400	1,106,784

OIL, GAS & CONSUMABLE FUELS – 7.3%
Consol Energy, Inc.		24,600	1,049,436
Denbury Resources, Inc.*		32,800	553,336
Forest Oil Corp.*		14,500	374,390
Frontier Oil Corp.		45,100	608,850
Holly Corp.		20,900	583,319
Massey Energy Co.		18,900	988,281
Noble Energy, Inc.		12,000	876,000
Overseas Shipholding Group, Inc.		23,500	921,905
Peabody Energy Corp.		14,100	644,370
St. Mary Land & Exploration Co.		17,400	605,694

	Country Code**	Shares	Value
Ultra Petroleum Corp.*	CA	17,500	$816,025
Valero Energy Corp.		52,100	1,026,370

			9,047,976

PERSONAL PRODUCTS – 0.4%
The Estee Lauder Cos., Inc. Class A		7,500	486,525

PHARMACEUTICALS – 3.6%
King Pharmaceuticals, Inc.*		100,700	1,184,232
Mylan Labs, Inc.*		62,700	1,423,917
Watson Pharmaceuticals, Inc.*		45,200	1,888,004

			4,496,153

REAL ESTATE INVESTMENT TRUSTS – 2.0%
Alexandria Real Estate Equities, Inc.		14,800	1,000,480
Host Hotels & Resorts, Inc.		36,529	535,150
Public Storage		10,700	984,293

			2,519,923

ROAD & RAIL – 2.1%
Con-Way, Inc.		28,650	1,006,188
JB Hunt Transport Services, Inc.		27,700	993,876
Kansas City Southern*		16,300	589,571

			2,589,635

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.2%
Altera Corp.		30,000	729,300
Analog Devices, Inc.		22,700	654,214
Lam Research Corp.*		31,900	1,190,508
Maxim Integrated Products, Inc.		41,000	794,990
Xilinx, Inc.		25,200	642,600

			4,011,612

SOFTWARE – 5.4%
BMC Software, Inc.*		21,900	832,200
Check Point Software Technologies Ltd.*	IL	38,600	1,353,316
Citrix Systems, Inc.*		25,900	1,229,473
FactSet Research Systems, Inc.		11,600	851,092
MICROS Systems, Inc.*		29,800	979,824
Red Hat, Inc.*		49,600	1,451,792

			6,697,697

SPECIALTY RETAIL – 6.5%
Advanced Auto Parts, Inc.		34,100	1,429,472
AutoZone, Inc.*		4,600	796,214
CarMax, Inc.*		20,300	509,936
O’Reilly Automotive, Inc.*		32,100	1,338,891
Office Depot, Inc.*		94,000	750,120
Penske Automotive Group, Inc.*		65,480	944,221
Staples, Inc.		47,700	1,115,703
The Sherwin-Williams Co.		17,300	1,170,864

			8,055,421

SC WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
THRIFT & MORTGAGE FINANCE – 0.1%
MGIC Investment Corp.*		17,100	$187,587

WATER UTILITIES – 0.5%
Aqua America, Inc.		36,900	648,333

WIRELESS TELECOMMUNICATION SERVICES – 1.1%
American Tower Corp. Class A*		31,000	1,320,910

Total Common Stocks (Cost $100,162,233)			122,785,503

		Principal Amount (000)
SHORT TERM INVESTMENTS – 0.6%
REPURCHASE AGREEMENTS – 0.6%
State Street Bank and Trust Company, 0.00%, dated 3/31/10, due 4/1/10 (collateralized by $735,000 FHLB, 4.375%, 9/17/10, with a value of $750,068, total to be received $733,162) (Amortized cost $733,162)		$733	733,162

TOTAL INVESTMENTS – 99.6% (Cost $100,895,395)			123,518,665
Other assets less liabilities – 0.4%			444,886

NET ASSETS – 100.0%			$123,963,551

FHLB	Federal Home Loan Bank
BM	Bermuda
CA	Canada
IE	Ireland
IL	Israel
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks (a)	$122,785,503	$—	$—	$122,785,503

Short Term Investments
Repurchase Agreements	—	733,162	—	733,162

Total Investments	$122,785,503	$733,162	$—	$123,518,665

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.6%
AEROSPACE & DEFENSE – 1.4%
Honeywell International, Inc.		53,900	$2,440,053
Lockheed Martin Corp.		37,190	3,094,952
Raytheon Co.		30,570	1,746,158

			7,281,163

AIRLINES – 3.5%
AMR Corp.*		130,050	1,184,756
Delta Air Lines, Inc.*		1,166,634	17,021,190

			18,205,946

AUTOMOBILES – 1.8%
Ford Motor Co.*		728,240	9,153,977

BEVERAGES – 0.6%
PepsiCo, Inc.		50,430	3,336,449

BIOTECHNOLOGY – 2.2%
Amgen, Inc.*		114,282	6,829,493
Gilead Sciences, Inc.*		101,340	4,608,943

			11,438,436

CAPITAL MARKETS – 8.9%
Bank of New York Mellon Corp.		423,270	13,070,578
Franklin Resources, Inc.		39,000	4,325,100
Morgan Stanley		256,980	7,526,944
State Street Corp.		112,510	5,078,701
The Charles Schwab Corp.		340,160	6,357,590
The Goldman Sachs Group, Inc.		54,690	9,331,755

			45,690,668

CHEMICALS – 2.8%
Potash Corp. of Saskatchewan, Inc.	CA	11,950	1,426,232
Praxair, Inc.		12,900	1,070,700
The Dow Chemical Co.		195,070	5,768,220
The Mosaic Co.		100,230	6,090,977

			14,356,129

COMMERCIAL BANKS – 12.8%
BB&T Corp.		101,530	3,288,556
Keycorp		620,020	4,805,155
M&T Bank Corp.		48,210	3,826,910
PNC Financial Services Group, Inc.		141,630	8,455,311
Regions Financial Corp.		338,870	2,660,129
Suntrust Banks, Inc.		410,149	10,987,892
Wells Fargo & Co.		809,990	25,206,889
Zions Bancorporation		302,240	6,594,877

			65,825,719

COMPUTERS & PERIPHERALS – 1.5%
EMC Corp.*		140,900	2,541,836
Hewlett-Packard Co.		93,150	4,950,923

			7,492,759

	Country Code**	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 7.6%
Bank of America Corp.		773,644	$13,809,545
Citigroup, Inc.*		1,516,090	6,140,165
JP Morgan Chase & Co.		430,467	19,263,398

			39,213,108

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.5%
AT&T, Inc.		328,270	8,482,497
Verizon Communications, Inc.		148,590	4,609,262

			13,091,759

ELECTRIC UTILITIES – 0.4%
Southern Co.		68,630	2,275,771

ELECTRICAL EQUIPMENT – 0.7%
Emerson Electric Co.		67,160	3,380,834

ENERGY EQUIPMENT & SERVICES – 3.9%
Halliburton Co.		238,972	7,200,226
Schlumberger, Ltd.	AN	179,490	11,390,436
Smith International, Inc.		34,760	1,488,423

			20,079,085

FOOD & STAPLES RETAILING – 2.5%
Kroger Co.		534,730	11,582,252
Wal-Mart Stores, Inc.		25,330	1,408,348

			12,990,600

FOOD PRODUCTS – 1.6%
Archer-Daniels-Midland Co.		227,520	6,575,328
Kraft Foods, Inc., Class A		59,350	1,794,744

			8,370,072

HEALTH CARE EQUIPMENT & SUPPLIES – 1.5%
Boston Scientific Corp.*		299,600	2,163,112
Covidien PLC	IE	111,110	5,586,611

			7,749,723

HEALTH CARE PROVIDERS & SERVICES – 1.8%
UnitedHealth Group, Inc.		276,390	9,029,661

HOTELS, RESTAURANTS & LEISURE – 2.8%
Carnival Corp.	PA	91,670	3,564,129
Hyatt Hotels Corp., Class A*		130,400	5,080,384
Marriott International, Inc., Class A		180,992	5,704,868

			14,349,381

HOUSEHOLD DURABLES – 0.6%
Pulte Homes, Inc.*		294,120	3,308,850

HOUSEHOLD PRODUCTS – 0.7%
Colgate-Palmolive Co.		39,830	3,395,906

INSURANCE – 0.6%
MetLife, Inc.		70,160	3,040,734

INTERNET & CATALOG RETAIL – 1.6%
HSN, Inc.*		281,834	8,297,193

MACHINERY – 3.3%
Caterpillar, Inc.		93,560	5,880,246

SC LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Eaton Corp.		146,660	$11,112,428

			16,992,674

MEDIA – 2.4%
Comcast Corp., Class A		323,070	6,080,177
Omnicom Group, Inc.		40,750	1,581,508
Time Warner Cable, Inc.		58,916	3,140,812
Time Warner, Inc.		54,460	1,702,964

			12,505,461

METALS & MINING – 4.1%
Barrick Gold Corp.	CA	158,020	6,058,487
Cliffs Natural Resources, Inc.		91,530	6,494,053
Newmont Mining Corp.		77,580	3,951,149
United States Steel Corp.		73,540	4,671,261

			21,174,950

MULTI-LINE RETAIL – 3.1%
J.C. Penney Co., Inc.		69,700	2,242,249
Kohl’s Corp.*		71,980	3,943,064
Target Corp.		185,870	9,776,762

			15,962,075

MULTI-UTILITIES – 0.7%
PG&E Corp.		80,080	3,396,994

OIL, GAS & CONSUMABLE FUELS – 13.2%
Anadarko Petroleum Corp.		11,900	866,677
Apache Corp.		11,480	1,165,220
Chevron Corp.		175,260	13,289,966
ConocoPhillips		5,520	282,458
Devon Energy Corp.		32,740	2,109,438
El Paso Corp.		481,180	5,215,991
EOG Resources, Inc.		28,870	2,683,178
Exxon Mobil Corp.		280,920	18,816,022
Hess Corp.		49,610	3,103,105
Marathon Oil Corp.		164,220	5,195,921
Occidental Petroleum Corp.		6,420	542,747
Petroleo Brasileiro SA ADR	BR	69,210	3,079,153
Southwestern Energy Co.*		11,440	465,837
Suncor Energy, Inc.	CA	118,990	3,871,935
Valero Energy Corp.		100,900	1,987,730
XTO Energy, Inc.		112,590	5,311,996

			67,987,374

PHARMACEUTICALS – 4.6%
Abbott Laboratories		132,490	6,979,573
Johnson & Johnson		78,790	5,137,108
Merck & Co., Inc.		95,298	3,559,380
Teva Pharmaceutical Industries, Ltd. ADR	IL	126,020	7,949,342

			23,625,403

REAL ESTATE INVESTMENT TRUSTS – 0.2%
Annaly Capital Management, Inc.		70,300	1,207,754

ROAD & RAIL – 1.1%
Hertz Global Holdings, Inc.*		564,770	5,642,052

	Country Code**	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.6%
Intel Corp.		139,560	$3,106,606

SPECIALTY RETAIL – 0.9%
J. Crew Group, Inc.*		64,600	2,965,140
The Home Depot, Inc.		50,900	1,646,615

			4,611,755

TEXTILES, APPAREL & LUXURY GOODS – 0.1%
Nike, Inc., Class B		4,270	313,845

Total Common Stocks (Cost $366,843,858)			507,880,866

SHORT TERM INVESTMENTS – 1.0%
MUTUAL FUNDS – 1.0%
State Street Institutional Liquid Reserves Fund (Cost $5,074,230)		5,074,230	5,074,230

TOTAL INVESTMENTS – 99.6% (Cost $371,918,088)			512,955,096

Other assets less liabilities – 0.4%			2,304,432

NET ASSETS – 100.0%			$515,259,528

ADR	American Depositary Receipt
AN	Netherlands Antilles
BR	Brazil
CA	Canada
IE	Ireland
IL	Israel
PA	Panama

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.5%
AEROSPACE & DEFENSE – 0.9%
L-3 Communications Holdings, Inc.		16,412	$1,503,831
Northrop Grumman Corp.		8,949	586,786

			2,090,617

AIR FREIGHT & LOGISTICS – 0.6%
United Parcel Services, Inc., Class B		4,313	277,801
UTI Worldwide, Inc.	VG	68,632	1,051,442

			1,329,243

AIRLINES – 0.1%
Southwest Airlines Co.		9,400	124,268

AUTO COMPONENTS – 0.8%
Autoliv, Inc.*		26,487	1,364,875
BorgWarner, Inc.*		9,322	355,914
Federal-Mogul Corp.*		4,398	80,747

			1,801,536

AUTOMOBILES – 0.2%
Thor Industries, Inc.		18,461	557,707

BIOTECHNOLOGY – 0.5%
Amgen, Inc.*		8,093	483,638
Genzyme Corp.*		3,297	170,883
Gilead Sciences, Inc.*		13,829	628,943

			1,283,464

BUILDING PRODUCTS – 0.6%
Armstrong World Industries, Inc.*		20,628	749,003
Masco Corp.		37,972	589,325

			1,338,328

CAPITAL MARKETS – 1.0%
Ameriprise Financial, Inc.		28,402	1,288,315
Bank of New York Mellon Corp.		6,679	206,247
Federated Investors, Inc., Class B		36,144	953,479

			2,448,041

CHEMICALS – 2.2%
CF Industries Holdings, Inc.		6,597	601,515
Cytec Industries, Inc.		18,585	868,663
Eastman Chemical Co.		23,773	1,513,865
Huntsman Corp.		106,948	1,288,723
PPG Industries, Inc.		8,060	527,124
The Dow Chemical Co.		12,104	357,915

			5,157,805

COMMERCIAL BANKS – 4.7%
Associated Banc-Corp.		46,517	641,935
BB&T Corp.		18,752	607,377
Comerica, Inc.		34,478	1,311,543
Fifth Third Bancorp		147,039	1,998,260
Fulton Financial Corp.		14,427	147,011

	Country Code**	Shares	Value
Keycorp		68,367	$529,844
M&T Bank Corp.		5,934	471,041
Marshall & Ilsley Corp.		78,283	630,178
Popular, Inc.*	PR	305,621	889,357
Regions Financial Corp.		198,944	1,561,711
Suntrust Banks, Inc.		75,532	2,023,502
Wells Fargo & Co.		3,605	112,188

			10,923,947

COMMERCIAL SERVICES & SUPPLIES – 2.0%
Avery Dennison Corp.		2,124	77,335
Cintas Corp.		10,237	287,558
Manpower, Inc.		42,102	2,404,866
R.R. Donnelley & Sons Co.		87,255	1,862,894

			4,632,653

COMMUNICATIONS EQUIPMENT – 0.8%
EchoStar Corp., Class A*		12,497	253,439
JDS Uniphase Corp.*		56,523	708,233
Tellabs, Inc.		116,784	884,055

			1,845,727

COMPUTERS & PERIPHERALS – 0.9%
Lexmark International, Inc., Class A*		6,177	222,866
SanDisk Corp.*		6,394	221,424
Seagate Technology*	KY	86,221	1,574,396

			2,018,686

CONSTRUCTION & ENGINEERING – 0.2%
URS Corp.*		9,050	448,970

CONSTRUCTION MATERIALS – 0.1%
Vulcan Materials Co.		5,797	273,850

CONSUMER FINANCE – 1.2%
AmeriCredit Corp.*		24,260	576,418
Capital One Financial Corp.		6,883	285,025
Discover Financial Services		113,066	1,684,683
The Student Loan Corp.		5,216	185,324

			2,731,450

CONTAINERS & PACKAGING – 0.9%
Bemis Co.		7,788	223,671
Packaging Corp of America		45,368	1,116,507
Sealed Air Corp.		7,807	164,572
Sonoco Products Co.		17,684	544,490

			2,049,240

DISTRIBUTORS – 0.1%
Genuine Parts Co.		3,848	162,539

DIVERSIFIED CONSUMER SERVICES – 0.0%+
Hillenbrand, Inc.		3,600	79,164

DIVERSIFIED FINANCIAL SERVICES – 0.5%
Bank of America Corp.		7,579	135,285
U.S. Bancorp		36,616	947,622

			1,082,907

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.1%
CenturyTel, Inc.		43,735	$1,550,843
Qwest Communications International, Inc.		192,262	1,003,608

			2,554,451

ELECTRIC UTILITIES – 2.4%
Duke Energy Corp.		18,796	306,751
Edison International(1)		64,865	2,216,437
Exelon Corp.		14,119	618,553
Pepco Holdings, Inc.		37,521	643,485
Pinnacle West Capital Corp.		49,376	1,862,957

			5,648,183

ELECTRICAL EQUIPMENT – 1.0%
Rockwell Automation, Inc.		31,287	1,763,335
Thomas & Betts Corp.*		12,870	505,019

			2,268,354

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.7%
Arrow Electronics, Inc.*		27,996	843,520
Avnet, Inc.*		27,543	826,290
Ingram Micro, Inc., Class A*		80,963	1,420,901
Jabil Circuit, Inc.		13,396	216,881
Tech Data Corp.*		4,747	198,899
Vishay Intertechnology, Inc.*		47,205	482,907

			3,989,398

ENERGY EQUIPMENT & SERVICES – 2.1%
Exterran Holdings, Inc.*		48,946	1,183,025
Oil States International, Inc.*		19,447	881,727
Patterson-UTI Energy, Inc.		83,608	1,168,003
Rowan Cos., Inc.*		9,453	275,177
SEACOR Holdings, Inc.*		953	76,869
Smith International, Inc.		7,144	305,906
Superior Energy Services, Inc.*		3,703	77,837
Unit Corp.*		23,889	1,010,027

			4,978,571

FOOD & STAPLES RETAILING – 0.7%
Safeway, Inc.		7,833	194,728
SUPERVALU, Inc.		89,794	1,497,764

			1,692,492

FOOD PRODUCTS – 3.7%
Archer-Daniels-Midland Co.		12,370	357,493
Bunge, Ltd.	BM	8,482	522,746
Campbell Soup Co.		19,232	679,851
ConAgra Foods, Inc.		3,717	93,185
Corn Products International, Inc.		10,926	378,695
Hormel Foods Corp.		46,484	1,952,793
Smithfield Foods, Inc.*		50,848	1,054,588
The Hershey Co.		4,947	211,781
Tyson Foods, Inc., Class A		182,490	3,494,683

			8,745,815

GAS UTILITIES – 1.1%
Atmos Energy Corp.		11,981	342,297
Energen Corp.		14,982	697,113

	Country Code**	Shares	Value
Questar Corp.		37,920	$1,638,144

			2,677,554

HEALTH CARE EQUIPMENT & SUPPLIES – 0.5%
Hill-Rom Holdings, Inc.		36,133	983,179
The Cooper Cos., Inc.		5,342	207,697

			1,190,876

HEALTH CARE PROVIDERS & SERVICES – 2.1%
Cardinal Health, Inc.		14,813	533,712
CIGNA Corp.		12,367	452,385
Coventry Health Care, Inc.*		75,611	1,869,104
Health Net, Inc.*		10,181	253,202
Humana, Inc.*		37,404	1,749,385

			4,857,788

HOTELS, RESTAURANTS & LEISURE – 1.0%
Carnival Corp.	PA	3,370	131,026
Choice Hotels, Inc.		13,916	484,416
Marriott International, Inc., Class A		32,595	1,027,394
Royal Caribbean Cruises, Ltd.*	LR	3,367	111,077
Starbucks Corp.*		19,372	470,159
Wendy’s/Arby’s Group, Inc., Class A		26,735	133,675

			2,357,747

HOUSEHOLD DURABLES – 3.4%
D.R. Horton, Inc.		43,097	543,022
Fortune Brands, Inc.		5,657	274,421
Harman International Industries, Inc.*		27,512	1,287,011
Leggett & Platt, Inc.		58,738	1,271,090
Mohawk Industries, Inc.*		35,736	1,943,324
Newell Rubbermaid, Inc.		5,449	82,825
Pulte Homes, Inc.*		20,519	230,839
Stanley Black & Decker, Inc.		9,686	556,073
Whirlpool Corp.(1)		19,046	1,661,764

			7,850,369

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.7%
Constellation Energy Group		15,473	543,257
Mirant Corp.*		98,853	1,073,544

			1,616,801

INDUSTRIAL CONGLOMERATES – 0.3%
Carlisle Cos., Inc.		6,945	264,604
Textron, Inc.		18,142	385,155

			649,759

INSURANCE – 8.0%
Aspen Insurance Holdings, Ltd.	BM	31,481	907,912
Assurant, Inc.		21,812	749,897
Axis Capital Holdings, Ltd.	BM	10,362	323,916
Cincinnati Financial Corp.		3,034	87,683
CNA Financial Corp.*		34,724	927,825
Endurance Specialty Holdings, Ltd.	BM	26,367	979,534
Fidelity National Financial, Inc., Class A		6,468	95,856

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
First American Corp.		17,019	$575,923
Lincoln National Corp.		33,365	1,024,306
Marsh & McLennan Cos., Inc.		60,204	1,470,182
MBIA, Inc.*		79,931	501,167
Mercury General Corp.		9,205	402,443
Old Republic International Corp.		37,729	478,404
Protective Life Corp.		53,900	1,185,261
Reinsurance Group of America, Inc.		2,063	108,349
The Hartford Financial Services Group, Inc.		41,101	1,168,090
The Progressive Corp.(1)		75,326	1,437,973
Transatlantic Holdings, Inc.		14,536	767,501
Travelers Cos., Inc.		2,011	108,473
Unitrin, Inc.		8,409	235,872
Unum Group(1)		166,551	4,125,468
W.R. Berkley Corp.		41,290	1,077,256

			18,739,291

INTERNET & CATALOG RETAIL – 1.2%
Expedia, Inc.		48,178	1,202,523
Liberty Media Corp. - Interactive, Series A*		99,518	1,523,620

			2,726,143

IT SERVICES – 0.4%
Accenture PLC, Class A	IE	10,143	425,499
Computer Sciences Corp.*		9,586	522,341

			947,840

MACHINERY – 4.8%
AGCO Corp.*		24,128	865,471
Cummins, Inc.		24,590	1,523,350
Eaton Corp.		34,844	2,640,130
Lincoln Electric Holdings, Inc.		7,963	432,630
Oshkosh Corp.*		31,462	1,269,177
Parker Hannifin Corp.		8,524	551,844
Terex Corp.*		12,001	272,543
The Timken Co.		59,470	1,784,695
Trinity Industries, Inc.		95,516	1,906,499

			11,246,339

MEDIA – 3.5%
CBS Corp., Class B(1)		104,447	1,455,991
Clear Channel Outdoor Holdings, Inc., Class A*		12,827	136,094
DISH Network Corp., Class A		93,591	1,948,565
Dreamworks Animation Skg, Inc., Class A*		5,524	217,590
Gannett Co., Inc.		52,328	864,459
Liberty Media-Starz, Series A*		3,244	177,382
Meredith Corp.		3,615	124,392
Scripps Networks Interactive, Inc., Class A		33,564	1,488,563
The Washington Post Co., Class B		1,303	578,767
Time Warner, Inc.		33,110	1,035,350
Virgin Media, Inc.		13,257	228,816

			8,255,969

	Country Code**	Shares	Value
METALS & MINING – 2.2%
Commercial Metals Co.		75,759	$1,140,931
Nucor Corp.		4,992	226,537
Reliance Steel & Aluminum Co.		48,645	2,394,793
Schnitzer Steel Industries, Inc., Class A		19,733	1,036,574
Titanium Metals Corp.*		25,966	430,776

			5,229,611

MULTI-LINE RETAIL – 1.4%
Big Lots, Inc.*		16,257	592,080
J.C. Penney Co., Inc.		41,480	1,334,411
Macy’s, Inc.		58,757	1,279,140

			3,205,631

MULTI-UTILITIES – 5.5%
Alliant Energy Corp.		5,134	170,757
Ameren Corp.		108,627	2,832,992
Consolidated Edison, Inc.		5,574	248,266
DTE Energy Co.		30,622	1,365,741
Integrys Energy Group, Inc.		66,848	3,167,258
MDU Resources Group, Inc.		80,341	1,733,759
NiSource, Inc.		165,090	2,608,422
Sempra Energy		12,228	610,177
TECO Energy, Inc.		9,297	147,730

			12,885,102

OFFICE ELECTRONICS – 0.5%
Xerox Corp.		109,096	1,063,686

OIL, GAS & CONSUMABLE FUELS – 5.9%
Chevron Corp.		3,040	230,523
Cimarex Energy Co.		54,481	3,235,082
Devon Energy Corp.		13,227	852,216
Forest Oil Corp.*		10,319	266,437
Helix Energy Solutions Group, Inc.*		40,711	530,464
Hess Corp.		1,876	117,344
Mariner Energy, Inc.*		51,534	771,464
Murphy Oil Corp.		12,770	717,546
Noble Energy, Inc.		2,966	216,518
Overseas Shipholding Group, Inc.		16,912	663,458
Quicksilver Resources, Inc.*		7,579	106,636
St. Mary Land & Exploration Co.		42,012	1,462,438
Sunoco, Inc.		38,494	1,143,657
Teekay Shipping Corp.	MH	27,421	623,553
Tesoro Corp.		116,497	1,619,308
Valero Energy Corp.		63,050	1,242,085

			13,798,729

PAPER & FOREST PRODUCTS – 3.0%
International Paper Co.		135,081	3,324,344
MeadWestvaco Corp.		48,071	1,228,214
Rayonier, Inc.		55,552	2,523,727

			7,076,285

PERSONAL PRODUCTS – 0.2%
NBTY, Inc.*		9,920	475,962

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
PHARMACEUTICALS – 1.6%
Eli Lilly & Co.		3,755	$136,006
Forest Laboratories, Inc.*		81,335	2,550,666
King Pharmaceuticals, Inc.*		71,957	846,214
Watson Pharmaceuticals, Inc.*		5,214	217,789

			3,750,675

REAL ESTATE INVESTMENT TRUSTS – 10.7%
Alexandria Real Estate Equities, Inc.		3,055	206,518
Annaly Capital Management, Inc.		3,871	66,504
AvalonBay Communities, Inc.		47,334	4,087,291
Boston Properties, Inc.		13,371	1,008,708
BRE Properties, Inc.		73,597	2,631,093
Duke Realty Corp.		28,936	358,806
Equity Residential Properties Trust		58,670	2,296,930
Federal Realty Investment Trust		21,017	1,530,248
HCP, Inc.		8,084	266,772
Health Care REIT, Inc.		10,925	494,138
Liberty Property Trust		70,926	2,407,228
Mack-Cali Realty Corp.		9,410	331,702
Nationwide Health Properties, Inc.		34,037	1,196,401
Plum Creek Timber Co., Inc.		45,983	1,789,199
Realty Income Corp.		26,975	827,863
Regency Centers Corp.		51,770	1,939,822
Senior Housing Properties Trust		11,082	245,466
Simon Property Group, Inc.		31,153	2,613,737
Weyerhaeuser Co.		15,766	713,727

			25,012,153

ROAD & RAIL – 0.2%
Ryder System, Inc.		12,004	465,275

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.8%
Advanced Micro Devices, Inc.*		18,125	168,019
Fairchild Semiconductor International, Inc.*		54,335	578,668
Integrated Device Technology, Inc.*		183,840	1,126,939
Intel Corp.		3,657	81,405
Intersil Holding Corp.		35,542	524,600
LSI Corp.*		272,914	1,670,233
Micron Technology, Inc.*		15,056	156,432

			4,306,296

SOFTWARE – 0.7%
CA, Inc.		5,575	130,845
Microsoft Corp.		24,939	729,965
Symantec Corp.*		10,047	169,995
Synopsys, Inc.*		26,333	589,069

			1,619,874

SPECIALTY RETAIL – 1.6%
Abercrombie & Fitch Co., Class A		7,184	327,878

	Country Code**	Shares	Value
Autonation, Inc.*		40,258	$727,865
Barnes & Noble, Inc.		21,687	468,873
CarMax, Inc.*		9,412	236,430
Limited Brands, Inc.		22,199	546,539
Office Depot, Inc.*		55,094	439,650
Williams-Sonoma, Inc.		41,715	1,096,687

			3,843,922

THRIFT & MORTGAGE FINANCE – 1.7%
Hudson City Bancorp, Inc.		149,365	2,115,008
New York Community Bancorp, Inc.		54,582	902,786
Washington Federal, Inc.		50,221	1,020,491

			4,038,285

TOBACCO – 1.5%
Lorillard, Inc.		47,788	3,595,569

WIRELESS TELECOMMUNICATION SERVICES – 1.0%
NII Holdings, Inc.*		9,490	395,353
Sprint Nextel Corp.*		224,901	854,624
Telephone & Data Systems, Inc.		10,220	345,947
US Cellular Corp.*		17,844	738,385

			2,334,309

Total Common Stocks (Cost $178,000,744)			228,075,246

SHORT TERM INVESTMENTS – 3.1%
MUTUAL FUNDS – 3.1%
State Street Institutional Liquid Reserves Fund (Cost $7,192,192)		7,192,192	7,192,192

TOTAL INVESTMENTS – 100.6% (Cost $185,192,936)			235,267,438
Liabilities in excess of other assets – (0.6)%			(1,481,226)

NET ASSETS – 100.0%			$233,786,212

REIT	Real Estate Investment Trust
BM	Bermuda
IE	Ireland
KY	Cayman Islands
LR	Liberia
MH	Marshall Islands
PA	Panama
PR	Puerto Rico
VG	British Virgin Islands

+	Amount is less than 0.05%.
*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	At the period end, securities (or portions thereof) with an aggregate market value of $1,856,878 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	S&P MidCap 400 E-Mini June Futures	6/18/10	67	5,273,259	5,280,270	7,011

(2)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 6.2%
Bank of America Auto Trust, Series 2009-1A, Class A2(1) 1.70%, 12/15/11		$10,699	$10,738,553
Bank of America Auto Trust, Series 2009-2A, Class A3(1) 2.13%, 9/15/13		7,000	7,105,580
Bank of America Auto Trust, Series 2009-3A, Class A3(1) 1.67%, 12/15/13		9,500	9,570,892
Brazos Higher Education Authority, Series 2004-I, Class A2(2) 0.44%, 6/27/22		1,880	1,852,305
Brazos Higher Education Authority, Series 2005-2, Class A9(2) 0.38%, 12/26/17		5,000	4,964,976
Chase Issuance Trust, Series 2009-A5, Class A5(2) 1.03%, 6/15/12		16,000	16,023,002
College Loan Corporation Trust, Series 2004-1, Class A3(2) 0.41%, 4/25/21		4,000	3,986,694
College Loan Corporation Trust, Series 2005-2, Class A2(2) 0.36%, 10/15/21		2,810	2,799,380
Ford Credit Auto Owner Trust, Series 2009-E, Class A3 1.51%, 1/15/14		7,500	7,532,091

Total Asset Backed Securities (Cost $64,225,653)			64,573,473

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.1%
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A(1)(2) 0.80%, 2/25/48		2,000	2,005,952
Federal Home Loan Mortgage Corp., Series 3450, Class AJ 4.50%, 7/15/22		11,981	12,518,121
Federal National Mortgage Association, Series 2005-83, Class TG 5.00%, 2/25/25		2,285	2,293,449

	Country Code**	Principal Amount (000)	Value
Federal National Mortgage Association, Series 2005-87, Class PB 5.00%, 3/25/21		$4,419	$4,458,042

Total Collateralized Mortgage Obligations (Cost $21,446,024)			21,275,564

CONVERTIBLE BONDS – 0.5%
OIL & GAS - EXPLORATION & PRODUCTION – 0.5%
Transocean, Inc., Series B 1.50%, 12/15/37 (Cost $5,063,511)	KY	5,200	5,085,366

CORPORATE DEBT OBLIGATIONS – 39.3%
BANKS – 6.0%
ANZ National (International) Ltd.(1) 3.25%, 4/2/12	NZ	7,900	8,178,902
Banco Santander Chile(1) 2.88%, 11/13/12	CL	6,400	6,416,019
Dexia Credit Local(1) 2.38%, 9/23/11	FR	9,200	9,395,619
Intesa Sanpaolo New York 2.38%, 12/21/12	IT	4,800	4,833,394
Lloyds TSB Bank PLC(1) 4.38%, 1/12/15	GB	1,775	1,749,763
Morgan Stanley 6.00%, 5/13/14		3,400	3,672,466
Royal Bank of Scotland PLC(1)
1.50%, 3/30/12	GB	9,400	9,391,944
2.63%, 5/11/12	GB	4,000	4,083,864
Wachovia Corp. 5.50%, 5/1/13		4,050	4,373,866
Wells Fargo & Co. 4.38%, 1/31/13		1,000	1,055,344
Westpac Banking Corp.(1) 3.25%, 12/16/11	AU	8,700	8,995,713

			62,146,894

BROKERAGE – 1.6%
The Bear Stearns Cos., LLC.
0.48%, 1/31/11(2)		8,000	8,014,160
6.95%, 8/10/12		7,875	8,724,232

			16,738,392

CABLE – 0.4%
Time Warner Cable Inc. 6.20%, 7/1/13		3,350	3,696,702

COMPUTER & PERIPHERALS – 0.5%
Hewlett-Packard Co.
2.25%, 5/27/11		1,500	1,523,073
4.25%, 2/24/12		3,125	3,301,212

			4,824,285

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
ELECTRIC UTILITIES – 0.3%
Enel Finance International SA(1) 5.70%, 1/15/13	LU	$3,325	$3,596,802

ENVIRONMENTAL SERVICES – 0.2%
Allied Waste North America, Inc. 6.38%, 4/15/11		1,675	1,747,852

FINANCIALS – 1.3%
General Electric Capital Corp. 6.00%, 6/15/12		1,000	1,083,815
HSBC Finance Corp.(2)
0.46%, 8/9/11		1,400	1,391,446
0.52%, 4/24/12		3,400	3,370,706
John Deere Capital Corp.
0.75%, 8/19/10(2)		1,000	1,001,652
1.00%, 6/10/11(2)		2,475	2,494,560
5.25%, 10/1/12		525	569,988
LeasePlan Corp. NV(1) 3.00%, 5/7/12	NL	3,900	4,029,948

			13,942,115

FOOD, BEVERAGES & RESTAURANTS – 1.8%
Anheuser-Busch InBev NV 4.70%, 4/15/12		1,725	1,824,108
Anheuser-Busch InBev Worldwide, Inc.(1) 2.50%, 3/26/13		3,075	3,080,932
General Mills, Inc.
5.25%, 8/15/13		1,200	1,310,068
6.00%, 2/15/12		2,850	3,100,902
Kellogg Co. 5.13%, 12/3/12		2,050	2,220,177
Kraft Foods, Inc.
2.63%, 5/8/13		3,100	3,123,306
6.25%, 6/1/12		1,800	1,969,873
Pepsico, Inc. 4.65%, 2/15/13		1,000	1,078,708
The Kroger Co. 6.75%, 4/15/12		1,200	1,311,108

			19,019,182

HEALTH CARE – 0.4%
Roche Holdings, Inc.(1)
4.50%, 3/1/12		800	845,722
5.00%, 3/1/14		3,175	3,429,409

			4,275,131

HEALTH CARE - PRODUCTS – 0.2%
St. Jude Medical, Inc. 3.75%, 7/15/14		2,025	2,076,433

INSURANCE – 1.5%
Metropolitan Life Global Funding I(1)
2.50%, 1/11/13		3,000	3,002,364
5.13%, 11/9/11		3,150	3,288,314
5.13%, 4/10/13		1,000	1,073,597

	Country Code**	Principal Amount (000)	Value
New York Life Global Funding(1) 4.65%, 5/9/13		$1,000	$1,070,578
Prudential Financial, Inc. 2.75%, 1/14/13		4,350	4,355,294
The Chubb Corp. 6.00%, 11/15/11		2,050	2,196,999

			14,987,146

MULTIMEDIA – 1.3%
Comcast Corp. 5.45%, 11/15/10		3,675	3,768,562
Reed Elsevier Capital, Inc.
4.63%, 6/15/12		5,650	5,950,382
6.75%, 8/1/11		950	1,014,218
The Walt Disney Co. 6.38%, 3/1/12		2,700	2,958,973

			13,692,135

PHARMACEUTICALS – 1.1%
Express Scripts, Inc. 5.25%, 6/15/12		3,075	3,278,731
Merck & Co., Inc. 1.88%, 6/30/11		1,700	1,716,174
Novartis Capital Corp. 1.90%, 4/24/13		2,975	2,973,322
Pfizer, Inc. 4.45%, 3/15/12		3,325	3,524,473

			11,492,700

PIPELINES – 1.1%
Enterprise Products Operating LLC
4.95%, 6/1/10		2,575	2,588,357
7.63%, 2/15/12		2,475	2,725,492
The Williams Cos, Inc.(1) 6.38%, 10/1/10		1,400	1,425,876
TransCanada PipeLines Ltd. 8.63%, 5/15/12	CA	1,525	1,734,416
Williams Partners LP 7.50%, 6/15/11		3,050	3,230,612

			11,704,753

REAL ESTATE INVESTMENT TRUSTS – 0.5%
Simon Property Group LP 4.20%, 2/1/15		3,675	3,684,331
WEA Finance LLC / WCI Finance LLC(1) 5.40%, 10/1/12		1,100	1,166,205

			4,850,536

REFINING – 2.3%
ConocoPhillips 9.38%, 2/15/11		5,800	6,208,558
Devon Energy Corp. 6.88%, 9/30/11	CA	1,800	1,942,222
EnCana Corp.
4.75%, 10/15/13	CA	1,700	1,820,622
6.30%, 11/1/11	CA	775	831,548
Energy Transfer Equity LP 5.65%, 8/1/12		3,325	3,565,540

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
Shell International Finance BV 1.88%, 3/25/13	NL	$5,700	$5,694,414
XTO Energy, Inc. 5.75%, 12/15/13		3,175	3,537,226

			23,600,130

RETAIL – 0.7%
CVS Caremark Corp. 5.75%, 8/15/11		2,900	3,065,741
Wal-Mart Stores Inc. 3.20%, 5/15/14		4,000	4,101,272

			7,167,013

SAVINGS & LOANS – 0.5%
U.S. Central Federal Credit Union
1.25%, 10/19/11		3,200	3,219,165
1.90%, 10/19/12		2,400	2,422,116

			5,641,281

SOFTWARE – 1.4%
Fiserv, Inc. 6.13%, 11/20/12		4,875	5,305,736
Microsoft Corp. 2.95%, 6/1/14		5,000	5,076,260
Oracle Corp. 4.95%, 4/15/13		4,100	4,454,125

			14,836,121

SPECIAL PURPOSE BANKS – 8.6%
African Development Bank SNAT 1.75%, 10/1/12		9,400	9,444,753
International Bank for Reconstruction and Development SNAT 1.65%, 5/18/11		10,000	10,017,270
Kreditanstalt Fur Wiederaufbau
1.88%, 1/14/13	DE	7,300	7,326,682
2.50%, 5/28/13	DE	11,000	11,220,099
3.75%, 6/27/11	DE	900	932,922
4.75%, 5/15/12	DE	14,000	14,996,856
L-Bank BW Foerderbank 3.25%, 10/29/10	DE	4,000	4,053,764
Landwirtschaftliche Rentenbank
1.88%, 9/24/12	DE	8,700	8,767,303
3.25%, 3/15/13	DE	9,000	9,333,108
4.13%, 7/15/13	DE	5,200	5,535,020
NRW.BANK 5.38%, 7/19/10	DE	7,000	7,094,780

			88,722,557

TELECOMMUNICATIONS – 4.9%
BellSouth Corp.(1) 4.95%, 4/26/10		10,000	10,022,540
France Telecom SA
4.38%, 7/8/14	FR	6,000	6,324,600
7.75%, 3/1/11	FR	2,500	2,654,208
Rogers Communications, Inc.
5.50%, 3/15/14	CA	625	672,067

	Country Code**	Principal Amount (000)	Value
6.25%, 6/15/13	CA	$625	$688,777
6.38%, 3/1/14	CA	3,050	3,384,789
7.88%, 5/1/12	CA	250	278,521
Telecom Italia Capital 5.25%, 11/15/13	LU	5,175	5,420,424
Telefonica Emisiones SAU 5.86%, 2/4/13	ES	3,500	3,805,624
Telefonica Europe BV 7.75%, 9/15/10	NL	3,050	3,142,189
Verizon Wireless Capital LLC
3.75%, 5/20/11		5,475	5,645,426
5.25%, 2/1/12		4,625	4,928,659
Vodafone Group PLC 5.35%, 2/27/12	GB	3,225	3,438,543

			50,406,367

TOBACCO – 0.4%
Philip Morris International, Inc. 4.88%, 5/16/13		3,750	4,027,916

TRANSPORTATION – 0.6%
Burlington Northern Santa Fe Corp. 5.90%, 7/1/12		4,200	4,561,482
CSX Corp. 6.75%, 3/15/11		1,425	1,499,134

			6,060,616

UTILITIES – 1.7%
Duke Energy Corp. 6.30%, 2/1/14		3,100	3,453,378
MidAmerican Energy Holdings Co. 5.00%, 2/15/14		3,600	3,818,527
Progress Energy, Inc.
6.85%, 4/15/12		3,050	3,327,840
7.10%, 3/1/11		1,525	1,603,766
Public Service Co. of Colorado 7.88%, 10/1/12		1,125	1,288,239
Southern Co.
0.65%, 10/21/11(2)		2,100	2,111,632
4.15%, 5/15/14		1,400	1,461,208

			17,064,590

Total Corporate Debt Obligations (Cost $398,427,308)			406,317,649

FOREIGN GOVERNMENT AGENCY OBLIGATIONS – 1.9%
Societe Financement de l’Economie Francaise(1)
1.50%, 10/29/10	FR	10,000	10,039,340
2.00%, 2/25/11	FR	7,600	7,705,807
Swedish Housing Finance Corp.(1) 3.13%, 3/23/12	SE	1,700	1,751,843

Total Foreign Government Agency Obligations (Cost $19,427,900)			19,496,990

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.4%
Province of Ontario 1.88%, 11/19/12 (Cost $14,276,959)	CA	$14,300	$14,391,592

MUNICIPAL BONDS – 0.8%
Pennsylvania Higher Education Assistance Agency(2) 0.89%, 4/25/19		4,900	4,911,368
San Francisco, California City & County Airports Commission(3) 1.87%, 5/1/12		3,500	3,493,560

Total Municipal Bonds (Cost $8,400,000)			8,404,928

U.S. GOVERNMENT GUARANTEED NOTES – 10.6%
TLGP American Express Bank 3.15%, 12/9/11		1,900	1,969,462
TLGP BancWest Corp. 2.15%, 3/27/12		10,100	10,292,021
TLGP Bank of America Corp. 2.10%, 4/30/12		24,800	25,256,692
TLGP Citibank NA 1.88%, 5/7/12		6,900	6,989,479
TLGP Citigroup Funding, Inc.
1.88%, 10/22/12		11,300	11,390,152
1.88%, 11/15/12		4,300	4,331,167
TLGP Citigroup, Inc. 2.13%, 4/30/12		15,500	15,783,743
TLGP General Electric Capital Corp.
2.00%, 9/28/12		4,700	4,763,981
2.20%, 6/8/12		15,000	15,278,415
3.00%, 12/9/11		1,800	1,860,111
TLGP GMAC LLC 2.20%, 12/19/12		6,900	7,003,686
TLGP HSBC USA, Inc. 3.13%, 12/16/11		1,900	1,967,072
TLGP John Deere Capital Corp. 2.88%, 6/19/12		1,350	1,396,829
TLGP PNC Funding Corp. 1.88%, 6/22/11		1,200	1,213,957

Total U.S. Government Guaranteed Notes (Cost $107,733,896)			109,496,767

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 29.8%
Federal Home Loan Bank
3.13%, 6/10/11		1,155	1,184,569
3.25%, 3/11/11		1,000	1,025,109
4.25%, 6/10/11		1,500	1,559,986
Federal Home Loan Mortgage Corp.
0.48%, 5/15/37(2)		2,108	2,092,173
4.50%, 5/1/23		18	18,868
5.00%, 12/1/13		2	2,047

	Country Code**	Principal Amount (000)	Value
5.00%, 4/1/14		$7	$6,988
5.00%, 3/1/16		1	1,102
5.00%, 5/1/16		3	3,064
5.00%, 9/1/16		6	6,549
5.00%, 11/1/16		95	101,135
5.00%, 12/1/16		21	22,267
5.00%, 1/1/17		260	276,187
5.00%, 2/1/17		453	482,461
5.00%, 3/1/17		346	370,899
5.00%, 4/1/17		595	638,218
5.00%, 5/1/17		24	25,856
5.00%, 6/1/17		9	9,855
5.00%, 7/1/17		3	3,413
5.00%, 8/1/17		27	28,271
5.00%, 9/1/17		1,494	1,596,757
5.00%, 10/1/17		3,602	3,843,077
5.00%, 11/1/17		3,207	3,411,162
5.00%, 12/1/17		1,132	1,209,352
5.00%, 1/1/18		4,953	5,268,090
5.00%, 2/1/18		5,302	5,645,511
5.00%, 3/1/18		11,580	12,328,133
5.00%, 4/1/18		2,548	2,716,022
5.00%, 5/1/18		1,762	1,882,029
5.00%, 6/1/18		389	415,192
5.00%, 7/1/18		366	391,070
5.00%, 8/1/18		219	234,802
5.00%, 9/1/18		147	157,795
5.00%, 10/1/18		544	580,054
5.00%, 11/1/18		643	685,971
5.00%, 12/1/18		444	476,326
5.00%, 1/1/19		311	333,089
5.00%, 2/1/19		108	114,885
5.00%, 3/1/19		91	97,373
5.00%, 10/15/21		5,739	6,056,088
5.00%, 4/1/38		82	84,298
5.00%, 3/1/39		278	287,443
5.00%, 4/1/39		625	646,379
5.00%, 5/1/39		94	97,098
5.00%, 6/1/39		285	294,509
5.00%, 10/1/39		493	509,585
5.43%, 9/1/38(2)		11,842	12,436,589
5.50%, 1/1/20		1,937	2,088,549
5.50%, 5/1/20		840	906,098
5.50%, 7/1/20		740	798,151
5.93%, 8/1/37(2)		8,817	9,364,655
6.50%, 10/1/37		623	685,291
6.50%, 12/1/38		345	375,318
Federal National Mortgage Association
3.73%, 4/1/37(2)		2,247	2,329,975
4.50%, 10/1/18		176	184,582
4.50%, 11/1/18		37	38,640
4.50%, 12/1/18		66	69,453
4.50%, 5/1/19		147	154,818
4.50%, 4/1/23		576	598,756
4.64%, 6/1/35(2)		9,334	9,664,103
4.68%, 6/15/11		1,900	1,988,713
4.95%, 4/1/35(2)		3,667	3,806,210
5.00%, 8/1/19		15	16,181

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)		Value
5.00%, 8/25/19		$17,986		$19,094,970
5.00%, 9/1/19		51		54,141
5.00%, 11/1/19		34		36,040
5.00%, 1/1/20		111		118,816
5.00%, 11/25/21		8,112		8,552,587
5.00%, 5/1/39		27		28,163
5.00%, 6/1/39		38		39,613
5.00%, 7/1/39		30		30,878
5.00%, 10/1/39		296		305,850
5.50%, 3/1/18		9,087		9,797,695
6.00%, 3/1/32		0	*	84
6.00%, 5/1/33		5		5,568
6.00%, 12/1/33		3		3,293
6.00%, 2/1/35		15		15,872
6.00%, 4/1/35		3		3,685
6.00%, 7/1/35		27		29,003
6.00%, 11/1/35		78		83,156
6.00%, 1/1/36		81		86,976
6.00%, 2/1/36		7		7,734
6.00%, 3/1/36		5		5,866
6.00%, 5/1/36		2		2,586
6.00%, 6/1/36		5		5,533
U.S. Treasury Inflation Indexed Bond(4) 0.88%, 4/15/10		21,272		21,277,240
U.S. Treasury Notes
1.00%, 8/31/11		72,400		72,733,692
1.00%, 3/31/12		34,200		34,183,926
1.38%, 3/15/13		34,900		34,695,486
2.50%, 3/31/15		3,400		3,390,446

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $305,891,503)				307,316,088

SHORT TERM INVESTMENTS – 5.8%
MUNICIPAL BONDS – 0.5%
State of Illinois 4.00%, 5/20/10 (Amortized cost $5,015,239)		5,000		5,015,239

		Shares
MUTUAL FUNDS – 5.3%
State Street Institutional Liquid Reserves Fund (Cost $54,998,294)		54,998,294		54,998,294

Total Short Term Investments (Cost $60,013,533)				60,013,533

TOTAL INVESTMENTS – 98.4% (Cost $1,004,906,287)				1,016,371,950
Other assets less liabilities – 1.6%				16,123,376

NET ASSETS – 100.0%				$1,032,495,326

FDIC	Federal Deposit Insurance Corporation
SNAT	Supranational

TLGP Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012.

AU	Australia
CA	Canada
CL	Chile
DE	Germany
ES	Spain
FR	France
GB	Great Britain
IT	Italy
KY	Cayman Islands
LU	Luxembourg
NL	Netherlands
NZ	New Zealand
SE	Sweden

*	Amount is less than $500.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $133,162,078, representing 12.9% of net assets.
(2)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(3)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(4)	At the period end, securities (or portions thereof) with an aggregate market value of $1,300,304 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Long	90-Day Eurodollar December Futures	12/13/10	21	5,196,558	5,206,425	9,867
Short	90-Day Eurodollar December Futures	12/19/11	103	25,156,205	25,164,188	(7,983)
Short	90-Day Eurodollar June Futures	6/13/11	62	15,253,395	15,258,975	(5,580)
Short	90-Day Eurodollar March Futures	3/14/11	62	15,311,520	15,317,100	(5,580)
Long	90-Day Eurodollar September Futures	9/13/10	13	3,185,800	3,232,613	46,813
Short	90-Day Eurodollar September Futures	9/19/11	103	25,246,330	25,255,600	(9,270)
Long	U.S. Treasury 10 Year Note June Futures	6/21/10	78	9,065,858	9,067,500	1,642
Long	U.S. Treasury 2 Year Note June Futures	6/30/10	1,732	375,911,239	375,762,814	(148,425)
Short	U.S. Treasury 30 Year Bond June Futures	6/21/10	26	3,014,123	3,019,250	(5,127)
Short	U.S. Treasury 5 Year Note June Futures	6/30/10	922	106,346,409	105,885,937	460,472

Net unrealized appreciation						336,829

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(5)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Asset Backed Securities	$—	$64,573,473	$—	$64,573,473
Collateralized Mortgage Obligations	—	21,275,564	—	21,275,564
Convertible Bonds (a)	—	5,085,366	—	5,085,366
Corporate Debt Obligations (a)	—	406,317,649	—	406,317,649
Foreign Government Agency Obligations	—	19,496,990	—	19,496,990
Foreign Government Obligations	—	14,391,592	—	14,391,592
Municipal Bonds	—	8,404,928	—	8,404,928
U.S. Government Guaranteed Notes	—	109,496,767	—	109,496,767
U.S. Treasury and U.S. Government Agency Obligations	166,280,790	141,035,298	—	307,316,088
Short Term Investments
Municipal Bonds	—	5,015,239	—	5,015,239
Mutual Funds	54,998,294	—	—	54,998,294

Total Short Term Investments	54,998,294	5,015,239	—	60,013,533

Total Investments	221,279,084	795,092,866	—	1,016,371,950

Financial Derivative Instruments
Futures Contracts	518,794	—	—	518,794

Total Financial Derivative Instruments	$518,794	$—	$—	$518,794

Liabilities
Financial Derivative Instruments
Futures Contracts	$(181,965)	$—	$—	$(181,965)

Total Financial Derivative Instruments	$(181,965)	$—	$—	$(181,965)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC DREMAN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 92.8%
AEROSPACE & DEFENSE – 2.0%
Curtiss-Wright Corp.		12,375	$430,650
Esterline Technologies Corp.*		9,875	488,121

			918,771

BUILDING PRODUCTS – 1.0%
Ameron International Corp.		6,853	430,985

CAPITAL MARKETS – 4.0%
Apollo Investment Corp.		38,350	488,195
Investment Technology Group, Inc.*		23,475	391,798
Raymond James Financial, Inc.		16,850	450,569
Waddell & Reed Financial, Inc., Class A		12,775	460,411

			1,790,973

CHEMICALS – 3.0%
OM Group, Inc.*		12,075	409,101
RPM International, Inc.		19,500	416,130
Scotts Miracle-Gro Co., Class A		10,700	495,945

			1,321,176

COMMERCIAL BANKS – 3.2%
BancorpSouth, Inc.		6,699	140,411
Bank Hawaii Corp.		8,425	378,704
FirstMerit Corp.		20,936	451,589
Fulton Financial Corp.		44,220	450,602

			1,421,306

COMMERCIAL SERVICES & SUPPLIES – 3.1%
Kelly Services, Inc., Class A*		31,750	528,955
Rino International Corp.*		15,930	378,019
The Brink’s Co.		16,425	463,678

			1,370,652

COMMUNICATIONS EQUIPMENT – 2.0%
CommScope, Inc.*		15,075	422,402
Plantronics, Inc.		15,425	482,494

			904,896

COMPUTERS & PERIPHERALS – 1.7%
Lexmark International, Inc., Class A*		11,950	431,156
Synaptics, Inc.*		12,625	348,576

			779,732

CONSTRUCTION & ENGINEERING – 1.8%
EMCOR Group, Inc.*		14,675	361,445
Tutor Perini Corp.*		19,484	423,777

			785,222

CONSUMER FINANCE – 1.0%
Cash America International, Inc.		11,031	435,504

	Country Code**	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.1%
Regis Corp.		25,700	$480,076

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%
Iowa Telecommunication Services, Inc.		24,050	401,635

ELECTRIC UTILITIES – 2.9%
ALLETE, Inc.		13,075	437,751
IDACORP, Inc.		12,625	437,077
NV Energy, Inc.		32,775	404,116

			1,278,944

ELECTRICAL EQUIPMENT – 2.9%
EnerSys*		18,200	448,812
General Cable Corp.*		12,775	344,925
GrafTech International Ltd.*		16,835	230,135
Regal-Beloit Corp.		4,823	286,534

			1,310,406

ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.0%
Anixter International, Inc.*		8,525	399,396
Jabil Circuit, Inc.		23,150	374,799
Park Electrochemical Corp.		4,131	118,725

			892,920

ENERGY EQUIPMENT & SERVICES – 1.9%
Cal Dive International, Inc.*		51,175	375,113
Superior Energy Services, Inc.*		21,900	460,338

			835,451

FOOD & STAPLES RETAILING – 3.0%
Central European Distribution Corp.*		13,550	474,385
Nash Finch Co.		10,875	365,944
Ruddick Corp.		15,450	488,838

			1,329,167

FOOD PRODUCTS – 2.1%
Corn Products International, Inc.		13,775	477,441
Del Monte Foods Co.		30,650	447,490

			924,931

HEALTH CARE EQUIPMENT & SUPPLIES – 0.8%
Inverness Medical Innovations, Inc.*		9,275	361,261

HEALTH CARE PROVIDERS & SERVICES – 5.5%
Amedisys, Inc.*		7,134	393,939
AmSurg Corp.*		18,235	393,694
Healthspring, Inc.*		21,525	378,840
LifePoint Hospitals, Inc.*		12,325	453,314
MEDNAX, Inc.*		6,800	395,692
Owens & Minor, Inc.		9,375	434,906

			2,450,385

HOTELS, RESTAURANTS & LEISURE – 3.7%
Brinker International, Inc.		24,475	471,878
International Speedway Corp., Class A		14,025	361,424

SC DREMAN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
LIFE TIME FITNESS, Inc.*		15,375	$432,038
Sonic Corp.*		36,485	403,159

			1,668,499

HOUSEHOLD DURABLES – 1.9%
Helen of Troy, Ltd.*	BM	16,975	442,368
Jarden Corp.		12,375	411,964

			854,332

INDUSTRIAL CONGLOMERATES – 1.0%
Teleflex, Inc.		6,800	435,676

INSURANCE – 6.9%
Allied World Assurance Holdings, Ltd.	BM	9,750	437,287
Argo Group International Holdings, Inc.	BM	13,725	447,298
Aspen Insurance Holdings, Ltd.	BM	15,075	434,763
Endurance Specialty Holdings, Ltd.	BM	11,825	439,299
Hanover Insurance Group, Inc.		10,175	443,732
Platinum Underwriters Holdings, Ltd.	BM	10,575	392,121
Protective Life Corp.		22,013	484,066

			3,078,566

INTERNET & CATALOG RETAIL – 0.3%
NutriSystem, Inc.		7,114	126,700

INTERNET SOFTWARE & SERVICES – 0.8%
Earthlink, Inc.		43,168	368,655

IT SERVICES – 1.7%
CACI International, Inc., Class A*		8,250	403,013
DST Systems, Inc.		9,000	373,050

			776,063

LEISURE EQUIPMENT & PRODUCTS – 1.0%
Jakks Pacific, Inc.*		32,775	427,714

MACHINERY – 1.0%
Barnes Group, Inc.		23,700	460,965

METALS & MINING – 3.8%
Gammon Gold, Inc.*	CA	55,500	399,045
Pan American Silver Corp.	CA	18,125	419,594
Reliance Steel & Aluminum Co.		8,800	433,224
Thompson Creek Metals Co., Inc.*	CA	33,497	453,214

			1,705,077

MULTI-UTILITIES – 1.8%
TECO Energy, Inc.		25,150	399,634
Vectren Corp.		16,450	406,644

			806,278

OIL, GAS & CONSUMABLE FUELS – 5.6%
Atwood Oceanics, Inc.*		10,675	369,675
Contango Oil & Gas Co.*		7,900	404,085
Forest Oil Corp.*		16,025	413,766

	Country Code**	Shares	Value
St. Mary Land & Exploration Co.		12,875	$448,179
Tesoro Corp.		31,720	440,908
W&T Offshore, Inc.		50,211	421,772

			2,498,385

REAL ESTATE INVESTMENT TRUSTS – 4.8%
Alexandria Real Estate Equities, Inc.		6,425	434,330
Anworth Mortgage Asset Corp.		58,150	391,931
CBL & Associates Properties, Inc.		31,050	425,385
Hospitality Properties Trust		16,450	393,977
HRPT Properties Trust		64,150	499,087

			2,144,710

ROAD & RAIL – 1.8%
Genesee & Wyoming, Inc., Class A*		12,375	422,235
Ryder System, Inc.		9,838	381,321

			803,556

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.1%
Microsemi Corp.*		27,450	475,983

SOFTWARE – 1.8%
Jack Henry & Associates, Inc.		17,148	412,581
Net 1 UEPS Technologies, Inc.*		21,242	390,640

			803,221

SPECIALTY RETAIL – 1.0%
RadioShack Corp.		19,301	436,782

TEXTILES, APPAREL & LUXURY GOODS – 2.1%
Hanesbrands, Inc.*		16,575	461,116
Jones Apparel Group, Inc.		2,725	51,830
Wolverine World Wide, Inc.		15,150	441,774

			954,720

THRIFT & MORTGAGE FINANCE – 0.9%
Washington Federal, Inc.		20,725	421,132

TOBACCO – 2.0%
Universal Corp.		8,475	446,548
Vector Group, Ltd.		28,901	445,942

			892,490

TRADING COMPANIES & DISTRIBUTORS – 0.9%
GATX Corp.		14,025	401,816

TRANSPORTATION – 1.0%
Diana Shipping, Inc.*	MH	30,825	466,074

Total Common Stocks (Cost $35,249,032)			41,431,787

SC DREMAN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
SHORT TERM INVESTMENTS – 6.8%
MUTUAL FUNDS – 6.8%
State Street Institutional U.S. Government Money Market Fund (Cost $3,056,698)		3,056,698	$3,056,698

TOTAL INVESTMENTS – 99.6% (Cost $38,305,730)			44,488,485
Other assets less liabilities – 0.4%			166,736

NET ASSETS – 100.0%			$44,655,221

BM	Bermuda
CA	Canada
MH	Marshall Islands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.2%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A 0.32%, 1/25/37(1)		$28	$12,777
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 5.72%, 1/25/37(2)		300	134,754
Lehman XS Trust, Series 2005-7N, Class 3A1 0.53%, 12/25/35(1)		336	179,233
SACO I Trust, Series 2005-2, Class A 0.45%, 4/25/35(1)(3)		20	8,270

Total Asset Backed Securities (Cost $213,524)			335,034

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.1%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1 3.76%, 10/25/35(1)		67	34,835
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6 0.65%, 5/25/35(1)		50	35,187
Banc of America Funding Corp., Series 2006-A, Class 3A2 5.76%, 2/20/36(1)		408	242,134
Banc of America Funding Corp., Series 2006-B, Class 2A1 5.52%, 3/20/36(1)		159	114,009
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3 5.60%, 10/25/35(1)		55	28,133
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1 1.46%, 12/25/35(1)		72	39,488
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A5 0.47%, 5/20/46(1)		58	26,167
Countrywide Alternative Loan Trust, Series 2006-43 CB, Class A 0.62%, 2/25/37(1)		60	21,382

	Country Code*	Principal Amount (000)	Value
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A1 0.57%, 3/25/35(1)		$83	$48,891
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class A1A 0.57%, 3/25/35(1)		49	26,245
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A3 5.50%, 12/25/35		44	32,743
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A 0.49%, 3/19/45(1)		21	13,123
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5 6.00%, 5/25/36		50	38,039
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A 0.48%, 3/19/36(1)		453	252,057
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A2 6.00%, 7/25/37		300	128,649
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR13, Class 4A1 4.77%, 8/25/35(1)		39	30,946
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR15, Class A1 5.22%, 9/25/35(1)		55	41,949
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A97 6.00%, 8/25/37		77	63,898
MortgageIT Trust, Series 2005-1, Class 1A1 0.57%, 2/25/35(1)		293	221,411
Residential Accredit Loans, Inc., Series 2006-Q010, Class A1 0.41%, 1/25/37(1)		653	361,413
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1 5.50%, 2/25/36(1)		316	210,725

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Residential Asset Securitization Trust, Series 2006-R1, Class A2 0.65%, 1/25/46(1)		$2,283	$1,025,766
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00%, 5/25/37		64	46,650
Structured Asset Mortgage Investments, Inc., Series 2005-AR6, Class 2A1 0.56%, 9/25/45(1)		32	18,564
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1 0.37%, 10/25/46(1)		101	98,272
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A2 5.78%, 10/25/36(1)		398	306,644
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 2A3 5.73%, 10/25/36(1)		98	75,438
Wamu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1 5.57%, 12/25/36(1)		176	126,797
Wamu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1 5.56%, 12/25/36(1)		2,325	1,625,296

Total Collateralized Mortgage Obligations (Cost $4,508,847)			5,334,851

COMMERCIAL MORTGAGE BACKED SECURITIES – 0.6%
Goldman Sachs Mortgage Securities Corp. II, Series 2006-GG8, Class A4 5.56%, 11/10/39		100	98,998
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44%, 3/10/39		100	97,250
RBSCF Trust, Series 2009-RR1, Class JPA 6.07%, 9/17/39(1)(3)		600	552,994

Total Commercial Mortgage Backed Securities (Cost $637,481)			749,242

	Country Code*	Principal Amount (000)	Value
CORPORATE DEBT OBLIGATIONS – 81.1%
ADVERTISING – 0.5%
Visant Corp. 7.63%, 10/1/12		$600	$601,500

AIRLINES – 3.4%
American Airlines Pass Through Trust, Series 2001-02 6.98%, 4/1/11		14	13,652
American Airlines, Inc. 10.50%, 10/15/12(3)		1,000	1,065,000
Continental Airlines, Inc. 7.75%, 7/2/14		290	290,336
Delta Air Lines, Inc.
7.11%, 9/18/11		700	731,500
9.50%, 9/15/14(3)		600	630,750
United Air Lines, Inc.
9.75%, 1/15/17		600	631,500
10.40%, 11/1/16		1,000	1,075,000

			4,437,738

AUTOMOBILES & COMPONENTS – 0.1%
Oshkosh Corp.
8.25%, 3/1/17(3)		50	51,625
8.50%, 3/1/20(3)		50	51,750

			103,375

AUTOMOTIVE – 3.1%
Allison Transmission 11.00%, 11/1/15(3)		50	53,250
Arvinmeritor, Inc. 8.13%, 9/15/15		105	101,325
Ford Motor Credit Co. LLC
3.00%, 1/13/12(1)		500	485,625
7.00%, 10/1/13		165	170,731
7.88%, 6/15/10		100	100,930
8.00%, 6/1/14		75	78,957
8.00%, 12/15/16		550	579,493
8.13%, 1/15/20		225	236,018
8.70%, 10/1/14		500	542,155
12.00%, 5/15/15		1,000	1,194,696
The Goodyear Tire & Rubber Co.
9.00%, 7/1/15		265	273,613
10.50%, 5/15/16		100	108,000
TRW Automotive, Inc.
7.00%, 3/15/14(3)		25	24,625
7.25%, 3/15/17(3)		50	48,250

			3,997,668

BANKS – 13.1%
AgriBank FCB 9.13%, 7/15/19		500	568,830
BAC Capital Trust VI 5.63%, 3/8/35		100	81,210
Bank of America Corp. 8.13%, 5/15/18(1)		100	102,033

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Bank of America Corp. Capital Trust VII 5.25%, 8/10/35		$650	$695,394
Barclays Bank PLC 14.00%, 6/15/19(1)	GB	1,200	2,364,567
Capital One Capital V 10.25%, 8/15/39		600	710,811
Citigroup Capital XXI 8.30%, 12/21/57(1)		200	202,500
Discover Bank 8.70%, 11/18/19		850	930,981
GMAC LLC
6.63%, 5/15/12		1,275	1,282,516
6.88%, 8/28/12		400	404,520
8.00%, 3/15/20(3)		250	256,250
8.00%, 11/1/31		770	732,150
8.30%, 2/12/15(3)		250	262,500
HBOS PLC 6.75%, 5/21/18(3)	GB	2,100	1,929,482
Intesa Sanpaolo SpA 8.05%, 6/20/18(1)	IT	700	971,455
JP Morgan Chase & Co., Series I, GDR 7.90%, 4/30/18(1)		100	106,610
NB Capital Trust IV 8.25%, 4/15/27		100	101,000
Rabobank Nederland Boerenleenbank BA 11.00%, 6/30/19(1)(3)	NL	600	772,115
RBS Capital Trust 6.47%, 6/30/12(1)		50	39,844
Regions Bank 7.50%, 5/15/18		175	173,624
Regions Financial Corp.
0.45%, 6/26/12(1)		200	182,820
7.38%, 12/10/37		1,000	868,994
Societe Generale 5.92%, 4/5/17(1)(3)	FR	150	129,527
Wachovia Capital Trust III 5.80%, 3/15/11(1)		1,000	847,500
Wells Fargo & Co. GDR 7.98%, 3/15/18(1)		300	313,500
Wells Fargo Capital XIII 7.70%, 3/26/13(1)		1,850	1,910,125

			16,940,858

BROKERAGE – 0.0%+
Lehman Brothers Holdings, Inc.
6.63%, 1/18/12(4)		25	5,813
6.88%, 5/2/18(4)		25	5,906

			11,719

BUILDING MATERIALS – 0.1%
Building Materials Corp. of America 7.50%, 3/15/20(3)		75	74,813

	Country Code*	Principal Amount (000)	Value
CHEMICALS – 0.4%
Hexion Finance Escrow LLC 8.88%, 2/1/18(3)		$325	$320,125
Kerling PLC 10.63%, 1/28/17(3)	GB	100	141,818

			461,943

COAL – 0.7%
CONSOL Energy, Inc.
8.00%, 4/1/17(3)		250	256,875
8.25%, 4/1/20(3)		175	179,812
Drummond Co., Inc. 9.00%, 10/15/14(3)		500	515,000

			951,687

COMMERCIAL SERVICES – 0.4%
Lender Processing Services, Inc. 8.13%, 7/1/16		155	166,237
Quintiles Transnational Corp. 9.50%, 12/30/14(3)(5)		300	306,000

			472,237

COMPUTER & PERIPHERALS – 1.6%
Aramark Corp.
3.75%, 2/1/15(1)		525	488,250
8.50%, 2/1/15		75	76,687
Brocade Communications Systems, Inc.
6.63%, 1/15/18(3)		50	50,875
6.88%, 1/15/20(3)		250	255,000
SunGard Data Systems, Inc.
9.13%, 8/15/13		200	205,000
10.63%, 5/15/15		950	1,035,500

			2,111,312

CONSUMER PRODUCTS – 0.5%
Jarden Corp. 7.50%, 5/1/17		500	506,875
JohnsonDiversey, Inc. 8.25%, 11/15/19(3)		100	103,500
The Scotts Miracle-Gro Co. 7.25%, 1/15/18		50	51,000

			661,375

CONSUMER SERVICES – 0.4%
WMG Acquisition Corp. 9.50%, 6/15/16(3)		500	534,375

CONTAINERS & GLASS – 0.7%
Ball Corp. 6.75%, 9/15/20		125	127,188
Berry Plastics Corp. 5.00%, 2/15/15(1)		445	424,975
Crown Americas LLC
7.63%, 5/15/17(3)		150	156,375
7.75%, 11/15/15		25	26,000
OI European Group B.V. 6.88%, 3/31/17	NL	50	68,208

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Owens-Brockway Glass Container, Inc.
6.75%, 12/1/14		$100	$137,766
7.38%, 5/15/16		25	26,250

			966,762

ELECTRIC UTILITIES – 0.1%
CMS Energy Corp. 8.75%, 6/15/19		150	169,364

FINANCIALS – 5.4%
CIT Group, Inc.
7.00%, 5/1/13		390	379,601
7.00%, 5/1/14		511	482,425
7.00%, 5/1/15		161	149,669
7.00%, 5/1/16		101	93,024
7.00%, 5/1/17		141	130,238
FCE Bank PLC 7.13%, 1/15/13	GB	500	692,208
HSBC Finance Capital Trust IX 5.91%, 11/30/35(1)		100	88,500
International Lease Finance Corp.
0.47%, 5/24/10(1)		50	50,002
4.88%, 9/1/10		600	599,995
5.00%, 4/15/10		75	75,007
5.63%, 9/15/10		400	402,822
6.63%, 11/15/13		100	97,327
8.63%, 9/15/15(3)		600	613,354
8.75%, 3/15/17(3)		475	485,941
SLM Corp., Series A
0.41%, 7/26/10(1)		525	517,891
0.48%, 10/25/11(1)		175	166,415
4.50%, 7/26/10		100	100,460
4.77%, 10/1/10(1)		350	348,750
5.00%, 10/1/13		100	95,536
5.13%, 8/27/12		100	99,365
5.38%, 1/15/13		75	74,073
5.40%, 10/25/11		25	25,235
8.00%, 3/25/20		150	146,064
8.45%, 6/15/18		360	364,090
UPCB Finance Ltd. 7.63%, 1/15/20(3)	KY	250	342,728
Virgin Media Secured Finance PLC 6.50%, 1/15/18(3)	GB	350	350,875

			6,971,595

FOOD, BEVERAGES & RESTAURANTS – 0.2%
American Stores Co.
7.90%, 5/1/17		100	95,500
8.00%, 6/1/26		50	43,875
TreeHouse Foods, Inc. 7.75%, 3/1/18		175	181,563

			320,938

GAMING – 0.3%
MGM MIRAGE, Inc.
9.00%, 3/15/20(3)		100	103,000
10.38%, 5/15/14(3)		100	110,250

	Country Code*	Principal Amount (000)	Value
11.13%, 11/15/17(3)		$175	$196,875

			410,125

GAS & PIPELINE UTILITIES – 0.9%
Enterprise Products Operating LP 8.38%, 8/1/66(1)		750	761,250
Southern Natural Gas Co. 5.90%, 4/1/17(3)		25	26,039
TransCanada PipeLines, Ltd. 6.35%, 5/15/67(1)	CA	325	309,236

			1,096,525

HEALTH CARE – 5.2%
Community Health Systems, Inc. 8.88%, 7/15/15		1,230	1,273,050
DaVita, Inc. 7.25%, 3/15/15		250	255,000
HCA, Inc.
7.25%, 9/15/20(3)		400	405,500
8.50%, 4/15/19(3)		150	161,344
9.13%, 11/15/14		175	184,844
9.25%, 11/15/16		2,125	2,259,141
9.63%, 11/15/16(5)		1,140	1,221,225
9.88%, 2/15/17(3)		125	136,250
United Surgical Partners International, Inc. 8.88%, 5/1/17		575	596,562
Vanguard Health Holding Co. II LLC 8.00%, 2/1/18(3)		150	145,875

			6,638,791

HEALTH CARE - FACILITIES – 2.4%
Biomet, Inc.
10.00%, 10/15/17		650	716,625
10.38%, 10/15/17(5)		1,825	2,007,500
11.63%, 10/15/17		320	358,400

			3,082,525

INSURANCE – 2.9%
AIG SunAmerica 0.40%, 7/26/10(1)	KY	50	48,890
American International Group, Inc.
0.37%, 3/20/12(1)		40	38,036
4.00%, 9/20/11		500	671,085
5.45%, 5/18/17		425	390,976
5.85%, 1/16/18		150	139,375
5.95%, 10/4/10		150	225,376
6.25%, 5/1/36		2,300	2,005,674
8.18%, 5/15/58(1)		25	21,125
8.25%, 8/15/18		200	209,856

			3,750,393

INTERNET & CATALOG RETAIL – 0.1%
Equinix, Inc. 8.13%, 3/1/18		100	103,500

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
LEISURE & ENTERTAINMENT – 1.1%
Harrah’s Operating Co., Inc.
10.00%, 12/15/18		$70	$57,925
11.25%, 6/1/17		350	377,125
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/18		200	200,500
Wynn Las Vegas Capital Corp.
6.63%, 12/1/14		270	269,325
7.88%, 11/1/17(3)		500	508,750

			1,413,625

MANUFACTURING DIVERSIFIED – 0.3%
Actuant Corp. 6.88%, 6/15/17		15	14,550
Amsted Industries, Inc. 8.13%, 3/15/18(3)		75	75,000
Bombardier, Inc. 7.50%, 3/15/18(3)	CA	275	286,688

			376,238

METALS & MINING – 1.4%
Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/17		775	862,187
Novelis, Inc. 7.25%, 2/15/15	CA	275	265,375
Steel Dynamics, Inc.
7.63%, 3/15/20(3)		25	25,625
7.75%, 4/15/16		50	52,250
Teck Resources, Ltd.
9.75%, 5/15/14	CA	325	385,125
10.25%, 5/15/16	CA	225	267,750

			1,858,312

MULTIMEDIA – 4.6%
Charter Communications Operating Capital LLC 8.38%, 4/30/14(3)		315	323,662
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17(3)		250	261,250
CSC Holdings, Inc.
7.63%, 7/15/18		210	219,450
7.88%, 2/15/18		865	908,250
8.50%, 6/15/15(3)		475	503,500
8.63%, 2/15/19(3)		325	355,875
DISH DBS Corp.
6.63%, 10/1/14		25	25,188
7.88%, 9/1/19		100	104,000
Echostar DBS Corp.
7.00%, 10/1/13		200	208,000
7.13%, 2/1/16		935	952,531
7.75%, 5/31/15		75	78,375
Nielsen Finance LLC 11.50%, 5/1/16		200	226,000
Quebecor Media, Inc. 7.75%, 3/15/16	CA	55	55,688

	Country Code*	Principal Amount (000)	Value
The McClatchy Co. 11.50%, 2/15/17(3)		$150	$153,187
UPC Holding BV
8.00%, 11/1/16	NL	250	335,974
8.63%, 1/15/14	NL	275	380,752
9.75%, 4/15/18(3)	NL	100	142,325
Videotron Ltee 9.13%, 4/15/18	CA	600	666,750

			5,900,757

OIL & GAS - EXPLORATION & PRODUCTION – 1.9%
Coffeyville Resources LLC 9.00%, 4/1/15(3)(6)		50	50,875
Continental Resources, Inc.
7.38%, 10/1/20(3)		50	49,562
8.25%, 10/1/19		50	53,000
Denbury Resources, Inc. 8.25%, 2/15/20		150	159,000
Forest Oil Corp.
7.25%, 6/15/19		100	100,500
8.50%, 2/15/14		250	263,750
Linn Energy LLC 8.63%, 4/15/20(3)		425	425,000
Newfield Exploration Co.
6.88%, 2/1/20		150	151,125
7.13%, 5/15/18		330	334,950
Penn Virginia Corp. 10.38%, 6/15/16		150	162,750
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 8/14/19(3)	TT	350	398,125
Plains Exploration & Production Co. 7.63%, 4/1/20		275	272,250

			2,420,887

OIL & GAS EQUIPMENT & SERVICES – 1.2%
Amerigas Partners LP
7.13%, 5/20/16		460	464,600
7.25%, 5/20/15		50	50,750
Cie Generale De Geophysique-Veritas
7.50%, 5/15/15	FR	735	736,838
7.75%, 5/15/17	FR	175	175,000
Suburban Propane Partners LP 6.88%, 12/15/13		63	64,443

			1,491,631

PAPER PRODUCTS – 1.5%
Georgia-Pacific LLC
7.13%, 1/15/17(3)		650	676,000
7.25%, 6/1/28		10	9,900
7.70%, 6/15/15		815	863,900
8.00%, 1/15/24		115	121,900
8.25%, 5/1/16(3)		50	54,500
8.88%, 5/15/31		200	217,000

			1,943,200

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
PHARMACEUTICALS – 0.2%
Novasep Holding SAS 9.75%, 12/15/16(3)	FR	$200	$194,125

PIPELINES – 2.7%
Dynegy Holdings Pass Through Trust, Series A 7.27%, 11/8/10		26	25,638
Dynegy Holdings Pass Through Trust, Series B 7.67%, 11/8/16		450	437,346
El Paso Corp.
7.80%, 8/1/31		200	196,565
8.05%, 10/15/30		1,010	1,008,253
8.25%, 2/15/16		300	320,250
El Paso Pipeline Partners Operating Co. LP 6.50%, 4/1/20		125	125,469
Kinder Morgan Finance Co. 5.70%, 1/5/16	CA	320	313,600
Knight, Inc. 5.15%, 3/1/15		850	835,125
Williams Cos., Inc. 7.88%, 9/1/21		111	130,693
Williams Partners LP 7.25%, 2/1/17		100	114,159

			3,507,098

REAL ESTATE INVESTMENT TRUSTS – 0.3%
Ventas Realty LP
6.50%, 6/1/16		375	383,207
6.75%, 4/1/17		60	61,602

			444,809

REFINING – 3.6%
Berry Petroleum Co. 10.25%, 6/1/14		325	358,313
Chesapeake Energy Corp.
6.88%, 1/15/16		150	148,125
7.00%, 8/15/14		75	76,031
7.25%, 12/15/18		150	150,000
7.63%, 7/15/13		25	26,063
9.50%, 2/15/15		2,325	2,528,437
Opti Canada, Inc.
7.88%, 12/15/14	CA	125	116,875
8.25%, 12/15/14	CA	290	272,600
Range Resources Corp.
7.25%, 5/1/18		25	25,656
7.50%, 10/1/17		125	128,750
Sandridge Energy, Inc. 8.63%, 4/1/15(5)		875	850,937

			4,681,787

RESTAURANTS – 0.1%
NPC International, Inc. 9.50%, 5/1/14		165	164,175

RETAIL – 1.7%
Ferrellgas Partners LP 6.75%, 5/1/14		100	99,000

	Country Code*	Principal Amount (000)	Value
J.C. Penney Co., Inc.
7.13%, 11/15/23		$50	$50,438
7.95%, 4/1/17		225	252,000
New Albertsons, Inc.
7.45%, 8/1/29		375	316,875
7.75%, 6/15/26		190	161,500
8.70%, 5/1/30		525	488,250
QVC, Inc.
7.13%, 4/15/17(3)		150	150,937
7.38%, 10/15/20(3)		50	50,250
Suburban Propane Partners LP 7.38%, 3/15/20		50	50,812
SUPERVALU, Inc.
7.50%, 11/15/14		520	527,800
8.00%, 5/1/16		50	50,625

			2,198,487

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.6%
Sensata Technologies BV 8.00%, 5/1/14	NL	700	722,750

SOFTWARE – 0.3%
First Data Corp. 9.88%, 9/24/15		380	327,750

SPECIAL PURPOSE ENTITIES – 1.1%
El Paso Performance-Linked Trust 7.75%, 7/15/11(3)		250	258,819
LBI Escrow Corp. 8.00%, 11/1/17(3)(6)		500	518,750
NSG Holdings LLC 7.75%, 12/15/25(3)		490	441,000
Universal City Development Partners Ltd. 8.88%, 11/15/15(3)		200	201,500

			1,420,069

TELECOMMUNICATIONS – 9.2%
Cincinnati Bell, Inc. 7.00%, 2/15/15		20	19,450
Citizens Communications Co.
6.63%, 3/15/15		25	24,563
9.00%, 8/15/31		90	87,750
Cricket Communications, Inc.
9.38%, 11/1/14		200	203,500
10.00%, 7/15/15		100	104,000
Crown Castle International Corp.
7.13%, 11/1/19		100	101,250
7.75%, 5/1/17(3)		175	190,750
Frontier Communications Corp.
7.13%, 3/15/19		550	522,500
7.45%, 7/1/35		100	79,500
8.25%, 5/1/14		125	130,625
Intelsat Corp.
6.88%, 1/15/28		100	86,000
9.25%, 8/15/14		225	230,625
9.25%, 6/15/16		150	157,125

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Intelsat Jackson Holdings Ltd.
8.50%, 11/1/19(3)	BM	$825	$866,250
9.50%, 6/15/16	BM	25	26,625
Intelsat Subsidiary Holding Co., Ltd. 8.88%, 1/15/15	BM	50	51,625
MetroPCS Wireless, Inc. 9.25%, 11/1/14		395	402,238
New Communications Holdings, Inc.
7.88%, 4/15/15(3)(6)		125	128,438
8.25%, 4/15/17(3)(6)		50	50,875
8.50%, 4/15/20(3)(6)		50	50,375
Nordic Telephone Co. Holdings 8.88%, 5/1/16(3)	DK	625	670,312
Qwest Capital Funding, Inc. 8.88%, 3/15/12		150	164,250
Qwest Communications International, Inc.
7.13%, 4/1/18(3)		250	258,125
7.50%, 2/15/14		1,525	1,551,687
8.00%, 10/1/15(3)		100	106,500
Qwest Corp.
7.50%, 6/15/23		250	250,000
8.38%, 5/1/16		250	281,250
Sprint Capital Corp.
7.63%, 1/30/11		75	77,156
8.38%, 3/15/12		75	78,000
8.75%, 3/15/32		400	371,000
Sprint Nextel Corp.
6.00%, 12/1/16		145	130,863
8.38%, 8/15/17		700	703,500
Telesat Canada LLC 11.00%, 11/1/15	CA	575	639,687
TW Telecom Holdings, Inc. 8.00%, 3/1/18(3)		100	102,250
Virgin Media Finance PLC 9.50%, 8/15/16	GB	175	191,188
West Corp. 9.50%, 10/15/14		110	113,025
Wind Acquisition Finance SA
11.00%, 12/1/15	LU	50	72,597
11.75%, 7/15/17(3)	LU	1,000	1,105,000
12.00%, 12/1/15(3)	LU	300	324,000
Windstream Corp.
7.88%, 11/1/17		200	197,000
8.63%, 8/1/16		995	1,017,387

			11,918,841

TRANSPORTATION – 0.1%
Kansas City Southern 8.00%, 6/1/15		75	77,906

UTILITIES – 6.5%
AES Red Oak LLC, Series A 8.54%, 11/30/19		830	849,121
Dominion Resources, Inc.
6.30%, 9/30/66(1)		250	236,250
7.50%, 6/30/66(1)		50	50,250
Energy Future Holdings Corp.

	Country Code*	Principal Amount (000)	Value
9.75%, 10/15/19		$39	$38,610
11.25%, 11/1/17(5)		5	3,337
Energy Future Intermediate Holding Co. LLC 9.75%, 10/15/19		47	46,530
FPL Group Capital, Inc., Series B 6.35%, 10/1/66(1)		50	46,875
Intergen 9.00%, 6/30/17(3)	NL	1,000	1,030,000
Ipalco Enterprises, Inc. 7.25%, 4/1/16(3)		40	41,500
Midwest Generation LLC, Series B 8.56%, 1/2/16		533	545,807
NRG Energy, Inc.
7.38%, 2/1/16		275	272,937
7.38%, 1/15/17		315	311,850
8.50%, 6/15/19		1,050	1,063,125
Quicksilver Resources, Inc.
9.13%, 8/15/19		575	603,750
11.75%, 1/1/16		300	343,500
Reliant Energy Mid-Atlantic Power Holdings LLC, Series C 9.68%, 7/2/26		100	106,375
RRI Energy, Inc.
7.63%, 6/15/14		500	467,500
7.88%, 6/15/17		150	134,625
Sierra Pacific Resources 7.80%, 6/15/12		25	25,385
Sithe Independence Funding Corp., Series A 9.00%, 12/30/13		70	72,641
Tenaska Alabama Partners LP 7.00%, 6/30/21(3)		332	325,647
The AES Corp.
7.75%, 10/15/15		175	178,063
8.00%, 10/15/17		245	248,675
8.00%, 6/1/20		1,095	1,090,894
9.75%, 4/15/16(3)		175	189,437

			8,322,684

WHOLESALE – 0.2%
McJunkin Red Man Corp. 9.50%, 12/15/16(3)		250	255,313

Total Corporate Debt Obligations (Cost $93,437,342)			104,511,562

FOREIGN GOVERNMENT OBLIGATIONS – 3.7%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 1/1/12	BR	5,660	3,098,362
10.00%, 1/1/17	BR	3,400	1,717,316

Total Foreign Government Obligations (Cost $4,709,628)			4,815,678

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
LOAN ASSIGNMENTS – 2.1%
SENIOR LOANS – 2.1%
Energy Future Competitive Holdings Co.
3.73%, 10/10/14(1)		$1,960	$1,591,893
3.75%, 10/10/14(1)		20	16,454
First Data Corp.
3.00%, 9/24/14(1)		470	415,571
2.998%, 9/24/14(1)		25	21,854
Newsday LLC 10.50%, 8/1/13		200	217,260
Texas Competitive Electric Holdings Co. LLC
3.73%, 10/10/14(1)		494	396,234
3.75%, 10/10/14(1)		4	3,009

Total Loan Assignments (Cost $2,189,500)			2,662,275

		Shares
COMMON STOCKS – 0.2%
MULTIMEDIA – 0.2%
Dex One Corp.**		10,029	280,010

PIPELINES – 0.0%+
SemGroup Corp., Class A**		77	2,221

Total Common Stocks (Cost $312,869)			282,231

CONVERTIBLE PREFERRED STOCKS – 0.5%
BANKS – 0.5%
Wells Fargo & Co., Series L 7.50%, 12/31/49 (Cost $384,735)		625	610,625

WARRANTS – 0.0%+
PIPELINES – 0.0%+
SemGroup Corp., expires 11/30/14** (Cost $81)		81	668

		Principal Amount (000)
SHORT TERM INVESTMENTS – 6.5%
U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS(7) – 6.1%
Federal Home Loan Bank Discount Notes
0.12%, 4/16/10		$700	699,956
0.12%, 4/7/10		300	299,993
0.13%, 4/14/10		500	499,975
0.19%, 6/11/10		200	199,960
Federal Home Loan Mortgage Corp. Discount Notes
0.16%, 6/3/10		100	99,983
0.20%, 6/1/10		400	399,932
Federal National Mortgage Association Discount Notes
0.15%, 6/2/10		1,200	1,199,796

	Country Code*	Principal Amount (000)	Value
0.16%, 6/14/10		$500	$499,895
0.18%, 6/9/10		2,100	2,099,601
0.19%, 6/23/10		600	599,862
U.S. Treasury Bills
0.12%, 5/20/10		1,000	999,864
0.21%, 8/26/10(8)		276	275,773

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $7,873,853)			7,874,590

		Shares
MUTUAL FUNDS – 0.4%
State Street Institutional U.S. Government Money Market Fund (Cost $452,982)		452,982	452,982

Total Short Term Investments (Cost $8,326,835)			8,327,572

TOTAL INVESTMENTS – 99.0% (Cost $114,720,842)			127,629,738
Other assets less liabilities – 1.0%			1,253,854

NET ASSETS – 100.0%			$128,883,592

GDR	Global Depositary Receipt
BM	Bermuda
BR	Brazil
CA	Canada
DK	Denmark
FR	France
GB	Great Britain
IT	Italy
KY	Cayman Islands
LU	Luxembourg
NL	Netherlands
TT	Trinidad and Tobago

*	Unless otherwise noted the issuer country code for all securities is United States.
**	Non-income producing security.
+	Amount is less than 0.05%.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(3)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,609,064, representing 18.3% of net assets.
(4)	Security is in default and is non-income producing.

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(5)	Payment in-kind bond security.
(6)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(7)	Interest rates represent annualized yield at date of purchase.

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(8)	At the period end, securities (or portions thereof) with an aggregate market value of $258,788 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	90-Day Eurodollar December Futures	12/13/10	53	12,980,900	13,140,025	159,125
Long	90-Day Eurodollar June Futures	6/14/10	6	1,479,250	1,494,450	15,200
Long	90-Day Eurodollar March Futures	3/14/11	53	12,959,163	13,093,650	134,487

Net unrealized appreciation						308,812

(9)	At the period end, open forward foreign currency exchange contracts were as follows:

Contracts to Deliver			In Exchange For	Settlement Date	Unrealized Appreciation / (Depreciation) ($)
BRL	7,756,200	USD	4,170,000	4/5/10	(191,459)
BRL	432,630	USD	230,000	4/5/10	(13,276)
BRL	858,130	USD	460,000	4/5/10	(22,543)
BRL	9,046,960	USD	5,029,721	6/2/10	1,766
CNY	67,570	USD	10,000	6/7/10	100
EUR	494,000	USD	686,917	4/26/10	19,686
EUR	151,000	USD	205,589	4/26/10	1,638
EUR	2,141,000	USD	2,946,123	4/26/10	54,338
EUR	170,000	USD	240,100	4/26/10	10,486
EUR	35,000	USD	49,300	4/26/10	2,026
GBP	2,530,000	USD	3,817,770	6/24/10	(19,616)
USD	5,091,142	BRL	9,046,960	4/5/10	(3,865)
USD	4,000	CNY	27,125	6/7/10	(26)
USD	21,346	CNY	144,618	6/7/10	(157)
USD	2,000	CNY	13,276	11/17/10	(48)
USD	6,000	CNY	39,801	11/17/10	(148)
USD	6,000	CNY	39,798	11/17/10	(149)
USD	3,000	CNY	19,848	11/17/10	(82)
USD	3,000	CNY	19,854	11/17/10	(81)
USD	6,000	CNY	39,708	11/17/10	(162)
USD	3,744	CNY	24,775	11/17/10	(101)
USD	2,000	CNY	13,259	11/23/10	(50)
USD	2,000	CNY	13,278	11/23/10	(47)
USD	10,000	CNY	66,410	1/10/11	(216)

Net unrealized depreciation					(161,986)

BRL	- Brazilian Real
CNY	- Yuan Renminbi
EUR	- Euro
GBP	- Great British Pound
USD	- United States Dollar

(10)	Written Option Contracts

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

At the period end, open written interest rate swaption contracts were as follows:

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Call	OTC -10 Year Interest Rate Swap	Bank of America NA	Receive	3-Month USD-LIBOR	3.25%	4/19/10	1,500	20
Put	OTC -10 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	4.25%	4/19/10	2,700	834
Call	OTC -10 Year Interest Rate Swap	Barclays Bank PLC	Receive	3-Month USD-LIBOR	3.25%	4/19/10	1,000	14
Put	OTC -10 Year Interest Rate Swap	Barclays Bank PLC	Pay	3-Month USD-LIBOR	4.25%	4/19/10	1,000	309
Put	OTC -5 Year Interest Rate Swap	Barclays Bank PLC	Pay	3-Month USD-LIBOR	5.00%	6/15/10	2,000	9
Call	OTC -7 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	2.75%	4/19/10	2,300	37
Call	OTC -10 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	3.25%	4/19/10	700	10
Put	OTC -7 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	4.00%	4/19/10	2,300	48
Put	OTC -10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	4.25%	4/19/10	500	154
Put	OTC -5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	5.00%	6/15/10	3,000	14
Put	OTC -10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	5.00%	4/19/10	200	—
Put	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	4.25%	4/19/10	600	185
Put	OTC -5 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	5.00%	6/15/10	1,000	5
Put	OTC -5 Year Interest Rate Swap	Merrill Lynch Capital Services, Inc.	Pay	3-Month USD-LIBOR	5.80%	6/28/10	4,000	1
Call	OTC -7 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.	Receive	3-Month USD-LIBOR	2.75%	4/19/10	1,300	21
Call	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.	Receive	3-Month USD-LIBOR	3.25%	4/19/10	700	9
Put	OTC -7 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.	Pay	3-Month USD-LIBOR	4.00%	4/19/10	1,300	27

Written swaptions (Premium received, $233,579)							26,100	1,697

LIBOR - London InterBank Offered Rate

USD - United States Dollar

(11)	Swap Contracts

At the period end, outstanding credit default swap contracts on corporate issues - Sell Protection (a) were as follows:

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	American International Group, Inc.	5.00%	9/20/11	1.25%	200	10,993	(46,000)	56,993
Bank of America NA	American International Group, Inc.	5.00%	9/20/11	1.25%	200	10,993	(48,000)	58,993

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)
Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	American International Group, Inc.	5.00%	9/20/10	1.10%	400	7,465	(58,000)	65,465
Bank of America NA	SLM Corp.	5.00%	12/20/10	2.14%	100	2,062	(8,250)	10,312
Bank of America NA	SLM Corp.	5.00%	12/20/10	2.14%	200	4,124	(20,500)	24,624
Bank of America NA	SLM Corp.	5.00%	12/20/11	2.44%	500	21,472	(40,000)	61,472
Barclays Bank PLC	SLM Corp.	5.00%	12/20/13	3.21%	50	2,987	(5,500)	8,487
Citibank NA	Dynegy Holdings, Inc.	5.00%	9/20/14	10.64%	100	(18,548)	(14,000)	(4,548)
Citibank NA	RRI Energy, Inc.	5.00%	9/20/14	8.40%	500	(55,876)	(55,000)	(876)
Deutsche Bank AG	GMAC LLC	5.00%	3/20/12	2.65%	60	2,651	(9,300)	11,951
Deutsche Bank AG	RRI Energy, Inc.	5.00%	9/20/14	8.40%	300	(33,526)	(43,500)	9,974
Deutsche Bank AG	RRI Energy, Inc.	5.00%	9/20/14	8.40%	300	(33,526)	(43,500)	9,974
Deutsche Bank AG	SLM Corp.	5.00%	6/20/10	2.14%	100	641	(5,750)	6,391
Deutsche Bank AG	SLM Corp.	5.00%	6/20/12	2.59%	100	5,116	(13,000)	18,116
Goldman Sachs International	American International Group, Inc.	5.00%	9/20/11	1.25%	100	5,496	(23,000)	28,496
Goldman Sachs International	Dynegy Holdings, Inc.	5.00%	9/20/14	10.64%	100	(18,548)	(22,000)	3,452
Goldman Sachs International	El Paso Corp.	5.00%	9/20/14	3.24%	900	64,120	(85,500)	149,620
Goldman Sachs International	RRI Energy, Inc.	5.00%	9/20/14	8.40%	100	(11,175)	(17,000)	5,825

Total					4,310	(33,079)	(557,800)	524,721

At the period end, outstanding credit default swap contracts on credit indices - Buy Protection (a) were as follows:

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Depreciation ($)
Bank of America NA	CDX High Yield 12 5-Year Index	(5.00)%	6/20/14	188	(2,253)	10,340	(12,593)
Deutsche Bank AG	CDX High Yield 12 5-Year Index	(5.00)%	6/20/14	94	(1,126)	11,868	(12,994)
Deutsche Bank AG	CDX High Yield 13 5-Year Index	(5.00)%	12/20/14	297	232	21,718	(21,486)
UBS AG	CDX High Yield 12 5-Year Index	(5.00)%	6/20/14	1,128	(13,517)	58,515	(72,032)

Total				1,707	(16,664)	102,441	(119,105)

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(12)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Asset Backed Securities	$—	$335,034	$—	$335,034
Collateralized Mortgage Obligations	—	5,334,851	—	5,334,851
Commercial Mortgage Backed Securities	—	749,242	—	749,242
Corporate Debt Obligations (a)	—	104,511,562	—	104,511,562
Foreign Government Obligations	—	4,815,678	—	4,815,678
Loan Assignments	—	2,662,275	—	2,662,275
Common Stocks (a)	282,231	—	—	282,231
Convertible Preferred Stocks (a)	610,625	—	—	610,625
Warrants (a)	—	668	—	668
Short Term Investments
U.S. Treasury and U.S. Government Agency Obligations	275,773	7,598,817	—	7,874,590
Mutual Funds	452,982	—	—	452,982

Total Short Term Investments	728,755	7,598,817	—	8,327,572

Total Investments	1,621,611	126,008,127	—	127,629,738

Financial Derivative Instruments
Futures Contracts	308,812	—	—	308,812
Forward Foreign Currency Exchange Contracts	—	90,040	—	90,040
Swap Contracts	—	530,145	—	530,145

Total Financial Derivative Instruments	$308,812	$620,185	$—	$928,997

Liabilities
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(252,026)	$—	$(252,026)
Swap Contracts	—	(124,529)	—	(124,529)
Written Swaption Contracts	—	(1,697)	—	(1,697)

Total Financial Derivative Instruments	$—	$(378,252)	$—	$(378,252)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.6%
Bear Stearns Asset Backed Securities Trust, Series 2006-SD3 5.50%, 8/25/36		$2,207	$1,267,252
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2 0.44%, 6/25/36(1)		262	212,157
Ford Credit Auto Owner Trust, Series 2008-C, Class A3 1.65%, 6/15/12(1)		945	951,412
Ford Credit Auto Owner Trust, Series 2009-D, Class A2 1.21%, 1/15/12		300	300,825

Total Asset Backed Securities (Cost $2,178,076)			2,731,646

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Bear Stearns Alt-A Trust, Series 2005-4 3.48%, 5/25/35(1)		177	125,860
Bear Stearns Alt-A Trust, Series 2006-1 5.63%, 2/25/36(1)		190	106,945
Harborview Mortgage Loan Trust, Series 2005-4 4.15%, 7/19/35(1)		518	411,093
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A2 5.75%, 1/25/36		113	96,910
JP Morgan Mortgage Trust, Series 2007-A1 3.44%, 7/25/35(1)		681	338,988
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5 4.98%, 5/25/35(2)		368	227,202
Wachovia Mortgage Loan Trust, LLC, Series 2005-B, Class 2A4 5.15%, 10/20/35(1)		2,800	2,112,237

Total Collateralized Mortgage Obligations (Cost $3,275,436)			3,419,235

COMMERCIAL MORTGAGE BACKED SECURITIES – 1.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 5.89%, 11/15/44(1)		5,000	4,999,505

	Country Code*	Principal Amount (000)	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4 4.88%, 1/12/38(1)		$2,800	$2,909,729
Morgan Stanley Capital I, Series 2004-IQ8, Class A5 5.11%, 6/15/40(1)		600	610,321

Total Commercial Mortgage Backed Securities (Cost $7,151,578)			8,519,555

CORPORATE DEBT OBLIGATIONS – 25.4%
AGRICULTURAL – 0.0%+
BAT International Finance PLC 9.50%, 11/15/18(3)	GB	160	207,204

AUTOMOTIVE – 0.2%
Ford Motor Credit Co. LLC
7.38%, 2/1/11		1,000	1,024,969
7.88%, 6/15/10		200	201,860

			1,226,829

BANKS – 13.0%
American Express Bank, FSB 5.50%, 4/16/13		400	428,390
Bank of America Corp.
5.75%, 12/1/17		300	307,582
6.00%, 9/1/17		1,100	1,144,029
Bank of China Hong Kong Ltd. 5.55%, 2/11/20(3)	HK	100	99,819
Barclays Bank PLC
5.00%, 9/22/16	GB	1,500	1,541,805
6.05%, 12/4/17(3)	GB	500	515,634
Barnett Capital III 0.87%, 2/1/27(1)		200	137,593
Bear Stearns Co., Inc. 5.30%, 10/30/15		100	106,459
BNP Paribas
7.20%, 6/25/37(1)(3)	FR	100	96,500
7.78%, 7/2/18(1)	FR	100	142,264
Citigroup Capital XXI 8.30%, 12/21/57(1)		1,600	1,620,000
Citigroup, Inc.
3.63%, 11/30/17(1)		800	995,207
5.50%, 4/11/13		700	735,547
5.50%, 10/15/14		400	413,962
6.13%, 11/21/17		200	205,734
8.50%, 5/22/19		200	233,437
Commonwealth Bank of Australia 0.67%, 7/12/13(1)(3)	AU	1,600	1,608,877
Credit Agricole SA 8.38%, 10/13/19(1)(3)	FR	2,300	2,489,750

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Danske Bank A/S 2.50%, 5/10/12(3)	DK	$300	$305,870
Deutsche Bank AG 6.00%, 9/1/17	DE	300	328,933
Dexia Credit Local
0.65%, 3/5/13(1)(3)	FR	3,300	3,302,528
0.93%, 9/23/11(1)(3)	FR	400	402,859
Fortis Bank Nederland Holding NV 3.00%, 4/17/12	NL	200	278,707
GMAC LLC 6.00%, 4/1/11		200	199,546
ING Bank NV
1.09%, 3/30/12(1)(3)	NL	4,200	4,199,202
2.63%, 2/9/12(3)	NL	1,400	1,433,037
Intesa Sanpaolo New York 2.38%, 12/21/12	IT	2,400	2,416,697
JP Morgan Chase & Co., Series C 0.40%, 12/21/11(1)		2,000	1,995,044
JP Morgan Chase & Co., Series I, GDR 7.90%, 4/30/18(1)		300	319,830
JP Morgan Chase Bank NA 0.59%, 6/13/16(1)		300	281,520
JP Morgan Chase Capital XXI 1.20%, 2/2/37(1)		1,000	760,503
Lloyds TSB Bank PLC
2.30%, 4/1/11(3)	GB	1,800	1,830,505
2.80%, 4/2/12(3)	GB	4,300	4,385,837
Macquarie Bank Ltd. 4.10%, 12/17/13(3)	AU	300	319,038
Merrill Lynch & Co., Inc.
0.45%, 2/15/11(1)		1,500	1,473,061
0.96%, 5/30/14(1)		100	125,550
6.88%, 4/25/18		200	215,534
Morgan Stanley
0.55%, 1/9/14(1)		500	478,045
0.73%, 10/15/15(1)		2,000	1,852,644
5.95%, 12/28/17		400	410,948
National Australia Bank Ltd. 2.55%, 1/13/12(3)	AU	1,000	1,023,308
Nordea Bank AB 4.88%, 1/27/20(3)	SE	1,800	1,784,934
Northern Rock PLC 5.63%, 6/22/17(3)	GB	1,300	1,271,413
Royal Bank of Scotland Group PLC
0.65%, 4/8/11(1)(3)	GB	5,000	5,008,375
3.00%, 12/9/11(3)	GB	2,800	2,877,924
5.00%, 10/1/14	GB	100	95,700
6.99%, 10/5/17(1)(3)	GB	200	142,000
Santander US Debt SA Unipersonal 1.09%, 3/30/12(1)(3)	ES	3,100	3,098,103
Scotland International Finance No. 2 BV 4.25%, 5/23/13(3)	NL	1,200	1,163,051

	Country Code*	Principal Amount (000)	Value
Societe Generale 5.92%, 4/5/17(1)(3)	FR	$400	$345,406
State Street Capital Trust IV 1.26%, 6/15/37(1)		200	150,028
Swedbank AB 2.80%, 2/10/12(3)	SE	1,000	1,025,873
UBS AG /Stamford CT 1.35%, 2/23/12(1)	CH	800	803,806
Union Planters Corp. 7.75%, 3/1/11		300	304,757
Wachovia Bank NA 0.59%, 3/15/16(1)		400	367,855
Wachovia Corp.
0.38%, 10/15/11(1)		3,900	3,882,481
5.30%, 10/15/11		650	687,727

			64,170,768

CHEMICALS – 0.2%
The Dow Chemical Co.
4.85%, 8/15/12		900	951,766
6.00%, 10/1/12		100	108,858

			1,060,624

ELECTRIC UTILITIES – 0.1%
Electricite de France 6.50%, 1/26/19(3)	FR	400	448,851

FINANCIALS – 5.8%
American Express Co. 7.00%, 3/19/18		700	795,054
American Express Credit Corp. 1.65%, 5/27/10(1)		1,100	1,102,064
Citigroup Funding, Inc., Series D 1.30%, 5/7/10(1)		4,000	4,003,268
Countrywide Financial Corp. 5.80%, 6/7/12		2,100	2,232,304
General Electric Capital Corp., Series A
0.45%, 1/8/16(1)		100	91,654
6.15%, 8/7/37		100	97,791
6.88%, 1/10/39		800	862,888
GMAC International Finance BV 5.75%, 5/21/10	NL	1,400	1,890,911
International Lease Finance Corp.
5.40%, 2/15/12		3,700	3,640,744
5.63%, 9/15/10		4,000	4,028,220
LeasePlan Corp. NV
3.00%, 5/7/12(3)	NL	1,000	1,033,320
3.13%, 2/10/12	NL	200	278,511
Nomura Holdings, Inc. 6.70%, 3/4/20	JP	2,300	2,386,972
SLM Corp.
4.75%, 3/17/14		100	125,273
SLM Corp., Series A
0.46%, 3/15/11(1)		1,800	1,755,797
0.55%, 1/27/14(1)		500	432,583
8.45%, 6/15/18		1,000	1,011,361
The Goldman Sachs Group, Inc.

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
0.43%, 2/6/12(1)		$200	$198,938
0.72%, 3/22/16(1)		600	569,373
6.15%, 4/1/18		1,100	1,163,888
6.25%, 9/1/17		700	752,786

			28,453,700

FOOD, BEVERAGES & RESTAURANTS – 0.6%
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15		1,200	1,234,679
5.38%, 1/15/20		1,200	1,237,897
Tate & Lyle International Finance PLC 6.63%, 6/15/16(3)	GB	500	529,585

			3,002,161

HEALTH CARE – 1.0%
HCA, Inc. 7.88%, 2/15/20(3)		4,000	4,187,500
Roche Holdings, Inc. 6.00%, 3/1/19(3)		600	663,075

			4,850,575

INSURANCE – 1.5%
American General Finance Corp. 4.88%, 5/15/10		700	699,711
American International Group, Inc.
0.82%, 4/26/11(1)		100	131,089
5.05%, 10/1/15		100	92,868
5.45%, 5/18/17		100	91,994
8.25%, 8/15/18		1,000	1,049,280
Metropolitan Life Global Funding I
0.65%, 7/13/11(1)(3)		2,400	2,396,942
0.86%, 9/17/10(1)(3)		2,800	2,807,608
Pacific LifeCorp. 6.00%, 2/10/20(3)		100	97,608

			7,367,100

INVESTMENT COMPANIES – 0.1%
Temasek Financial I Ltd. 4.30%, 10/25/19(3)	SG	300	296,913

METALS & MINERALS – 0.0%+
Gerdau Holdings, Inc. 7.00%, 1/20/20(3)	BR	200	211,000

OIL & GAS – 0.6%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75%, 9/30/19	QA	1,200	1,339,307
Shell International Finance B.V.
5.50%, 3/25/40	NL	300	294,080
6.38%, 12/15/38	NL	1,000	1,101,206

			2,734,593

PIPELINES – 0.1%
El Paso Corp. 7.88%, 6/15/12		400	423,770

	Country Code*	Principal Amount (000)	Value
REFINING – 0.3%
Petrobras International Finance Co. 7.88%, 3/15/19	KY	$1,300	$1,520,425

SAVINGS & LOANS – 0.1%
Nationwide Building Society 6.25%, 2/25/20(3)	GB	600	611,778

SPECIAL PURPOSE BANKS – 0.3%
The Export-Import Bank of Korea
5.88%, 1/14/15	KR	900	970,158
8.13%, 1/21/14	KR	400	464,045

			1,434,203

SPECIAL PURPOSE ENTITIES – 0.5%
Mizuho Capital Investment EUR 1 Ltd. 5.02%, 6/30/11(1)	KY	1,000	1,236,521
MUFG Capital Finance 5 Ltd. 6.30%, 1/25/17(1)	KY	1,000	1,365,825

			2,602,346

TELECOMMUNICATIONS – 0.5%
BellSouth Corp. 4.95%, 4/26/10(3)		1,200	1,202,705
Verizon Wireless Capital LLC 2.85%, 5/20/11(1)		1,000	1,029,131

			2,231,836

TRANSPORTATION – 0.1%
Ryder System, Inc. 6.00%, 3/1/13		400	429,528

UTILITIES – 0.4%
Centrais Eletricas Brasileiras SA 6.88%, 7/30/19(3)	BR	1,600	1,744,000
MidAmerican Energy Holdings Co. 6.13%, 4/1/36		300	302,258

			2,046,258

Total Corporate Debt Obligations (Cost $118,917,578)			125,330,462

FOREIGN GOVERNMENT AGENCY OBLIGATIONS – 0.7%
Societe Financement de l’Economie Francaise
0.45%, 7/16/12(1)(3)	FR	1,000	1,003,400
3.38%, 5/5/14(3)	FR	2,100	2,178,813

Total Foreign Government Agency Obligations (Cost $3,093,245)			3,182,213

FOREIGN GOVERNMENT OBLIGATIONS – 2.0%
Bundesrepublik Deutschland 3.25%, 1/4/20	DE	4,300	5,881,730

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Canadian Government Bond 2.00%, 12/1/14	CA	$1,900	$1,803,923
France Government Bond 3.50%, 4/25/20	FR	600	815,739
French Treasury Note 2.50%, 1/15/15	FR	700	955,080
United Mexican States, Series A 6.05%, 1/11/40	MX	200	199,500

Total Foreign Government Obligations (Cost $9,709,912)			9,655,972

MUNICIPAL BONDS – 1.6%
California Infrastructure & Economic Development Bank 6.49%, 5/15/49		1,000	988,530
California State University 6.43%, 11/1/30(4)		200	199,432
Contra Costa, California Community College District 6.50%, 8/1/34		1,600	1,636,544
County of Clark NV 6.82%, 7/1/45		300	307,809
Los Angeles Unified School District, California 6.76%, 7/1/34		200	206,768
Metropolitan Transportation Authority 7.34%, 11/15/39		1,100	1,247,400
New York State Thruway Authority 5.88%, 4/1/30		1,000	1,008,330
State of California
7.63%, 3/1/40		1,000	1,041,170
7.95%, 3/1/36		400	409,732
State of Illinois 4.07%, 1/1/14		400	403,168
State of Louisiana 3.00%, 5/1/43(1)		400	402,652

Total Municipal Bonds (Cost $7,655,141)			7,851,535

U.S. GOVERNMENT GUARANTEED NOTES – 1.3%
TLGP Citibank NA
1.88%, 5/7/12		2,100	2,127,233
1.88%, 6/4/12		100	101,209
TLGP Citigroup Funding, Inc.
1.88%, 10/22/12		400	403,191
2.25%, 12/10/12		300	304,869
TLGP Citigroup, Inc. 2.13%, 4/30/12		1,200	1,221,967
TLGP General Electric Capital Corp.
2.00%, 9/28/12		600	608,168
2.13%, 12/21/12		300	303,925
2.63%, 12/28/12		500	513,454
3.00%, 12/9/11		500	516,698

	Country Code*	Principal Amount (000)	Value
TLGP Morgan Stanley 3.25%, 12/1/11		$300	$311,039

Total U.S. Government Guaranteed Notes (Cost $6,367,865)			6,411,753

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 26.0%
Federal Home Loan Bank
1.00%, 12/28/11		100	99,980
Federal Home Loan Mortgage Corp.
0.20%, 9/19/11(1)		3,600	3,597,991
1.13%, 6/1/11		1,600	1,608,355
1.13%, 12/15/11		200	200,457
5.00%, 4/18/17		1,300	1,411,151
5.50%, 4/1/37		157	166,204
5.50%, 7/1/37		528	557,646
5.50%, 8/1/37		278	293,598
5.50%, 8/1/38		675	713,120
5.50%, TBA		2,000	2,111,876
Federal National Mortgage Association
1.75%, 5/7/13(7)		2,800	2,792,868
5.50%, 2/1/34		16	16,787
5.50%, 3/1/36		553	583,973
5.50%, 8/1/36		20	21,379
5.50%, 12/1/36		13	13,267
5.50%, 8/1/37		14	14,905
5.50%, 6/1/38		558	588,228
5.50%, TBA		9,000	9,451,404
6.00%, 9/1/34		25	27,262
6.00%, 8/1/36		467	497,812
6.00%, 10/1/36		18	18,846
6.00%, 12/1/36		556	593,779
6.00%, 1/1/37		167	178,323
6.00%, 8/1/37		624	663,401
6.00%, 9/1/37		3,986	4,240,628
6.00%, 12/1/37		5,350	5,692,021
6.00%, 8/1/38		1,503	1,603,891
6.00%, TBA		34,000	36,245,628
6.50%, TBA		2,000	2,161,250
Government National Mortgage Association
5.50%, 2/15/37		769	815,747
6.00%, 6/15/36		303	324,472
6.00%, 2/15/38		436	466,679
6.00%, 8/15/38		472	504,130
6.00%, 10/15/38		3,937	4,212,348
6.00%, TBA		11,000	11,749,375
6.50%, 12/15/37		389	419,897
6.50%, 8/15/38		557	600,055
U.S. Treasury Bonds
3.50%, 2/15/39		800	647,375
4.25%, 5/15/39		200	185,312
4.38%, 2/15/38		1,400	1,331,313
4.38%, 11/15/39(7)		3,200	3,026,000
4.75%, 2/15/37		200	202,750
U.S. Treasury Notes
0.88%, 1/31/12		16,500	16,480,662
0.88%, 2/29/12		2,000	1,995,860
1.38%, 3/15/13		1,600	1,590,624
3.25%, 3/31/17(7)		5,200	5,193,500

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

Country Code*	Principal Amount (000)	Value
3.63%, 2/15/20	$2,300	$2,260,829

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $128,069,576)		128,172,958

	Shares
CONVERTIBLE PREFERRED STOCKS – 0.0%+
BANKS – 0.0%+
Wells Fargo & Co., Series L 7.50%, 12/31/49 (Cost $129,360)	200	195,400

	Principal Amount (000)
SHORT TERM INVESTMENTS – 51.4%
U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS(5) – 50.6%
Federal Home Loan Bank Discount Notes
0.12%, 4/16/10	$8,400	8,399,475
0.12%, 4/7/10	11,500	11,499,722
0.13%, 4/5/10	1,500	1,499,979
0.13%, 4/14/10	9,900	9,899,535
0.15%, 6/2/10	4,300	4,299,269
0.19%, 6/9/10	1,700	1,699,677
0.19%, 6/11/10	1,100	1,099,780
Federal Home Loan Mortgage Corp. Discount Notes
0.16%, 6/3/10	26,100	26,095,563
0.18%, 7/2/10	3,500	3,498,495
0.21%, 7/23/10	7,500	7,496,025
0.23%, 8/3/10	9,600	9,593,088
0.24%, 8/17/10	4,300	4,296,560
0.25%, 6/21/10	61,700	61,686,426
Federal National Mortgage Association Discount Notes
0.13%, 5/19/10	17,800	17,796,677
0.14%, 5/19/10	10,600	10,598,092
0.15%, 6/2/10	4,800	4,799,184
0.16%, 4/7/10	200	199,995
0.16%, 6/14/10	16,900	16,896,451
0.18%, 4/19/10	2,700	2,699,757
0.18%, 5/5/10	1,500	1,499,742
0.18%, 6/9/10	28,000	27,994,680
0.18%, 6/23/10	5,900	5,898,643
0.19%, 4/14/10	1,400	1,399,902
0.19%, 6/23/10	4,300	4,299,011
U.S. Treasury Bills
0.14%, 6/3/10	1,481	1,480,615
0.18%, 9/2/10(6)(7)	713	712,373
0.21%, 8/26/10(7)	668	667,452
0.23%, 8/26/10(7)	19	18,985
0.35%, 6/10/10	1,300	1,299,636

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $249,299,364)		249,324,789

	Country Code*	Shares	Value
MUTUAL FUNDS – 0.8%
State Street Institutional U.S. Government Money Market Fund (Cost $3,974,730)		3,974,730	$3,974,730

Total Short Term Investments (Cost $253,274,094)			253,299,519

TOTAL INVESTMENTS – 111.4% (Cost $539,821,861)			548,770,248
Liabilities in excess of other assets – (11.4)%			(56,121,631)

NET ASSETS – 100.0%			$492,648,617

GDR	Global Depositary Receipt
TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $61,719,533 which represents approximately 12.5% of net assets. At the period end, cash in the amount of $260,000 has been received as collateral.
TLGP	Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012.
AU	Australia
BR	Brazil
CA	Canada
CH	Switzerland
DE	Germany
DK	Denmark
ES	Spain
FR	France
GB	Great Britain
HK	Hong Kong
IT	Italy
JP	Japan
KR	Korea, Republic of
KY	Cayman Islands
MX	Mexico
NL	Netherlands
QA	Qatar
SE	Sweden
SG	Singapore

+	Amount is less than 0.05%.
*	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(2)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(3)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $58,350,145, representing 11.8% of net assets.
(4)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(5)	Interest rates represent annualized yield at date of purchase.
(6)	Security (or a portion thereof) has been pledged as collateral for open swap and swaption contracts. At the period end, the value of securities pledged amounted to $259,771.

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(7)	At the period end, securities (or portions thereof) with an aggregate market value of $2,177,864 and cash of $296,000 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Long	90-Day Eurodollar December Futures	12/13/10	173	42,864,562	42,891,025	26,463
Long	90-Day Eurodollar June Futures	6/14/10	549	136,350,925	136,742,175	391,250
Long	90-Day Eurodollar March Futures	3/14/11	3	735,900	741,150	5,250
Long	90-Day Eurodollar September Futures	9/13/10	360	89,180,538	89,518,500	337,962
Long	German Euro-Bobl June Futures	6/8/10	122	19,243,987	19,292,367	48,380
Long	German Euro-Bund June Futures	6/8/10	73	12,095,966	12,162,000	66,034
Long	U.S. Treasury 10 Year Note June Futures	6/21/10	623	72,782,875	72,423,750	(359,125)
Long	U.S. Treasury 2 Year Note June Futures	6/30/10	299	64,914,140	64,868,985	(45,155)
Long	U.S. Treasury 5 Year Note June Futures	6/30/10	63	7,300,266	7,235,156	(65,110)
Long	United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/15/10	20	3,746,990	3,751,637	4,647
Long	United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	6/16/10	35	6,560,100	6,591,921	31,821
Long	United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	9/15/10	20	3,758,086	3,760,742	2,656

Net unrealized appreciation						445,073

(8)	At the period end, open forward foreign currency exchange contracts were as follows:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
BRL	2,099,281	USD	1,175,738	4/5/10	(4,727)
CAD	1,733,000	USD	1,662,031	4/6/10	(44,263)
EUR	880,000	USD	1,195,609	4/26/10	7,019
EUR	351,000	USD	477,987	4/26/10	3,901
EUR	992,000	USD	1,365,042	4/26/10	25,176
EUR	2,428,000	USD	3,438,679	4/26/10	159,251
EUR	1,100,000	USD	1,525,359	4/26/10	39,621
EUR	513,000	USD	700,191	4/26/10	7,297
EUR	519,000	USD	715,367	4/26/10	14,369
EUR	4,414,000	USD	6,042,280	4/26/10	80,421
GBP	2,028,000	USD	3,060,252	6/24/10	(15,723)
JPY	15,672,164	USD	169,000	4/6/10	1,364
JPY	59,572,000	USD	658,091	4/19/10	20,837
JPY	49,535,000	USD	547,760	4/19/10	17,874
JPY	15,569,000	USD	168,277	4/19/10	1,732
JPY	15,672,000	USD	167,627	4/19/10	(20)
JPY	42,240,000	USD	451,796	4/19/10	(54)
MXN	9,641,850	USD	761,600	4/22/10	(17,043)

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
MXN	89,520	USD	6,760	4/22/10	(469)
PHP	2,197,000	USD	47,990	4/16/10	(575)
PHP	2,223,000	USD	48,686	4/16/10	(454)
PHP	2,130,000	USD	46,598	4/16/10	(486)
PHP	2,175,000	USD	47,886	4/16/10	(192)
PHP	2,800,000	USD	61,892	4/16/10	(2)
USD	1,198,767	BRL	2,099,281	4/5/10	(18,302)
USD	1,161,556	BRL	2,099,281	6/2/10	5,144
USD	26,000	CNY	176,722	8/25/10	(75)
USD	62,000	CNY	421,507	8/25/10	(165)
USD	38,750	CNY	263,306	8/25/10	(123)
USD	122,000	CNY	828,380	8/25/10	(478)
USD	12,000	CNY	81,540	8/25/10	(38)
USD	38,750	CNY	263,384	8/25/10	(112)
USD	38,750	CNY	263,345	8/25/10	(118)
USD	38,750	CNY	263,345	8/25/10	(118)
USD	1,440,000	CNY	9,698,400	8/25/10	(17,257)
USD	22,000	CNY	146,168	8/25/10	(557)
USD	44,000	CNY	292,468	8/25/10	(1,095)
USD	44,000	CNY	292,732	8/25/10	(1,057)
USD	22,000	CNY	146,168	8/25/10	(557)
USD	54,000	CNY	359,181	8/25/10	(1,309)
USD	30,000	IDR	305,100,000	10/7/10	2,382
USD	120,000	IDR	1,219,260,000	10/7/10	9,405
USD	30,000	IDR	305,100,000	10/7/10	2,382
USD	70,000	IDR	684,110,000	11/24/10	2,141
USD	80,000	IDR	778,400,000	11/24/10	2,085
USD	40,000	IDR	383,800,000	11/24/10	473
USD	61,690	IDR	592,840,000	11/24/10	827
USD	167,620	JPY	15,672,164	4/6/10	15
USD	54,852	KRW	65,000,000	7/28/10	2,735
USD	54,418	KRW	64,937,285	7/28/10	3,113
USD	55,002	KRW	64,891,372	7/28/10	2,489
USD	91,220	KRW	107,881,000	7/28/10	4,358
USD	213,735	KRW	254,708,000	8/27/10	12,123
USD	219,337	KRW	258,225,000	8/27/10	9,640
USD	99,185	KRW	116,126,000	11/12/10	3,943
USD	54,362	KRW	63,481,093	11/12/10	2,014
USD	110,000	KRW	126,032,500	11/12/10	1,926
USD	120,000	KRW	138,132,000	11/12/10	2,671
USD	30,000	KRW	34,770,000	11/12/10	878
USD	60,000	KRW	69,282,000	11/12/10	1,527
USD	60,000	KRW	70,191,000	11/12/10	2,335
USD	60,000	KRW	70,155,000	11/12/10	2,303
USD	30,000	KRW	35,190,000	11/12/10	1,251
USD	60,000	KRW	70,056,000	11/12/10	2,215
USD	30,000	KRW	35,034,000	11/12/10	1,113
USD	60,000	KRW	69,714,000	11/12/10	1,911
USD	60,000	KRW	69,756,000	11/12/10	1,948
USD	128,589	KRW	151,832,000	11/12/10	6,248

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
USD	488,365	MXN	6,516,745	4/22/10	37,905
USD	250,000	MXN	3,214,625	4/22/10	9,602
USD	748,097	MXN	9,641,850	9/24/10	16,876
USD	110,000	MYR	382,415	6/14/10	6,806
USD	100,000	MYR	347,700	6/14/10	6,203
USD	8,704	MYR	29,829	6/14/10	407
USD	10,000	MYR	33,749	10/12/10	238
USD	10,000	MYR	34,051	10/12/10	329
USD	10,000	MYR	34,176	10/12/10	367
USD	10,000	MYR	34,347	10/12/10	419
USD	10,000	MYR	34,400	10/12/10	435
USD	36,391	MYR	124,601	10/12/10	1,407
USD	250,000	PHP	11,525,000	4/16/10	4,762
USD	47,146	PHP	2,197,000	11/15/10	416
USD	47,837	PHP	2,223,000	11/15/10	288
USD	45,787	PHP	2,130,000	11/15/10	325
USD	47,017	PHP	2,175,000	11/15/10	69
USD	60,711	PHP	2,800,000	11/15/10	(95)
USD	28,846	SGD	40,000	6/16/10	(263)
USD	80,000	SGD	112,884	6/16/10	666
USD	100,000	SGD	142,093	6/16/10	1,539
USD	81,843	SGD	116,414	6/16/10	1,345
USD	15,561	SGD	21,905	9/16/10	87
USD	13,404	SGD	18,862	9/16/10	70
USD	21,039	SGD	29,469	9/16/10	13
USD	30,460	TWD	966,662	6/10/10	195
USD	27,636	TWD	879,000	6/10/10	240
USD	23,540	TWD	748,210	6/10/10	188
USD	3,869	TWD	121,000	10/12/10	16
USD	800	TWD	24,868	10/12/10	(2)
USD	10,679	TWD	335,000	10/12/10	77

Net unrealized appreciation					436,018

BRL	- Brazilian Real
CAD	- Canadian Dollar
CNY	- Yuan Renminbi
EUR	- Euro
GBP	- Great British Pound
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
SGD	- Singapore Dollar
TWD	- New Taiwan Dollar
USD	- United States Dollar

(9)	Written Option Contracts

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

At the period end, open written option contracts were as follows:

Type	Description	Counterparty	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Call	OTC -USD vs. JPY	Bank of America NA	4/20/10	94	4,300,000	33,110
Put	OTC -USD vs. JPY	Bank of America NA	4/20/10	88	4,300,000	430
Put	U.S. Treasury 10 Year Note May Futures	Barclays Capital Inc.	4/23/10	115	1	281
Call	U.S. Treasury 10 Year Note June Futures	Barclays Capital Inc.	5/21/10	120	10	781
Put	U.S. Treasury 10 Year Note May Futures	Citigroup Global Markets, Inc.	4/23/10	114	16	2,000
Put	U.S. Treasury 10 Year Note June Futures	Citigroup Global Markets, Inc.	5/21/10	114	30	10,313
Call	U.S. Treasury 10 Year Note May Futures	Multiple	4/23/10	119	15	703
Call	U.S. Treasury 10 Year Note June Futures	Multiple	5/21/10	119	43	7,391
Put	U.S. Treasury 10 Year Note June Futures	Multiple	5/21/10	115	23	13,297

Written options (Premium received, $109,046)					8,600,138	68,306

At the period end, open written option contracts on foreign futures were as follows:

Type	Description	Counterparty	Expiration Date	Strike Price ($)	Number of Contracts	Unrealized Appreciation
Call	German Euro-Bund June Futures	Credit Suisse Securities LLC	5/31/10	125	22	1,486
Put	German Euro-Bund June Futures	Credit Suisse Securities LLC	5/31/10	120	22	594

Net unrealized appreciation					44	2,080

At the period end, open written inflation floor option contract was as follows:

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount (000) ($)	Value ($)
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of [1-(Index Final/Index Initial)] or $0	3/10/20	1,000	6,982

Written inflation floor options (Premium received, $7,500)					1,000	6,982

At the period end, open written interest rate swaption contracts were as follows:

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Call	OTC -10 Year Interest Rate Swap	Bank of America NA	Receive	3-Month USD-LIBOR	3.25%	4/19/10	10,900	147
Call	OTC -10 Year Interest Rate Swap	Bank of America NA	Receive	3-Month USD-LIBOR	3.25%	8/31/10	100	286
Call	OTC -10 Year Interest Rate Swap	Bank of America NA	Receive	3-Month USD-LIBOR	3.50%	6/14/10	1,100	3,331
Put	OTC -10 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	4.25%	4/19/10	3,800	1,174
Put	OTC -10 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	4.50%	6/14/10	1,100	2,639

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -10 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	4.75%	8/31/10	100	532
Put	OTC -10 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	5.00%	4/19/10	8,100	1
Call	OTC -10 Year Interest Rate Swap	Barclays Bank PLC	Receive	3-Month USD-LIBOR	3.25%	4/19/10	2,000	27
Call	OTC -10 Year Interest Rate Swap	Barclays Bank PLC	Receive	3-Month USD-LIBOR	3.25%	8/31/10	9,200	26,318
Put	OTC -10 Year Interest Rate Swap	Barclays Bank PLC	Pay	3-Month USD-LIBOR	4.25%	4/19/10	2,000	618
Put	OTC -10 Year Interest Rate Swap	Barclays Bank PLC	Pay	3-Month USD-LIBOR	4.75%	8/31/10	9,200	48,980
Call	OTC -10 Year Interest Rate Swap	BNP Paribas SA	Receive	3-Month USD-LIBOR	3.25%	4/19/10	500	7
Put	OTC -10 Year Interest Rate Swap	BNP Paribas SA	Pay	3-Month USD-LIBOR	4.25%	4/19/10	2,600	803
Call	OTC -10 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	3.25%	8/31/10	3,800	10,870
Call	OTC -10 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	3.50%	6/14/10	5,900	17,865
Put	OTC -10 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	4.25%	4/19/10	1,500	463
Put	OTC -10 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	4.50%	6/14/10	8,500	20,391
Put	OTC -10 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	4.75%	8/31/10	3,800	20,231
Call	OTC -7 Year Interest Rate Swap	Deutsche Bank AG*	Receive	3-Month USD-LIBOR	2.75%	4/19/10	200	3
Call	OTC -10 Year Interest Rate Swap	Deutsche Bank AG*	Receive	3-Month USD-LIBOR	3.25%	4/19/10	6,300	85
Call	OTC -10 Year Interest Rate Swap	Deutsche Bank AG*	Receive	3-Month USD-LIBOR	3.25%	8/31/10	300	858
Put	OTC -7 Year Interest Rate Swap	Deutsche Bank AG*	Pay	3-Month USD-LIBOR	4.00%	4/19/10	200	4
Put	OTC -10 Year Interest Rate Swap	Deutsche Bank AG*	Pay	3-Month USD-LIBOR	4.25%	4/19/10	6,700	2,070
Put	OTC -10 Year Interest Rate Swap	Deutsche Bank AG*	Pay	3-Month USD-LIBOR	4.75%	8/31/10	300	1,597
Put	OTC -10 Year Interest Rate Swap	Deutsche Bank AG*	Pay	3-Month USD-LIBOR	5.00%	4/19/10	600	—
Call	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Receive	3-Month USD-LIBOR	3.25%	4/19/10	1,000	13
Call	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Receive	3-Month USD-LIBOR	3.25%	10/29/10	3,300	13,921
Put	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	4.25%	4/19/10	8,300	2,564
Put	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	4.50%	6/14/10	6,000	14,394
Put	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	4.75%	8/31/10	9,400	50,045
Put	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	5.00%	4/19/10	1,000	—
Put	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	5.00%	10/29/10	3,300	20,833

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Call	OTC -7 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.**	Receive	3-Month USD-LIBOR	2.75%	4/19/10	1,700	27
Call	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.**	Receive	3-Month USD-LIBOR	3.25%	4/19/10	1,100	15
Call	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.**	Receive	3-Month USD-LIBOR	3.25%	10/29/10	13,000	54,839
Call	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.**	Receive	3-Month USD-LIBOR	3.50%	6/14/10	3,300	9,992
Call	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.**	Receive	3-Month USD-LIBOR	3.60%	5/21/10	1,200	4,018
Put	OTC -7 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.**	Pay	3-Month USD-LIBOR	4.00%	4/19/10	1,700	35
Put	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.**	Pay	3-Month USD-LIBOR	4.10%	5/21/10	1,200	6,884
Put	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.**	Pay	3-Month USD-LIBOR	4.50%	6/14/10	3,300	7,917
Put	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.**	Pay	3-Month USD-LIBOR	5.00%	4/19/10	1,100	—
Put	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.**	Pay	3-Month USD-LIBOR	5.00%	10/29/10	13,000	82,071
Put	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.**	Pay	3-Month USD-LIBOR	10.00%	7/10/12	2,000	2,162
Call	OTC -10 Year Interest Rate Swap	Royal Bank of Scotland PLC	Receive	3-Month USD-LIBOR	3.50%	4/19/10	700	306
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	4.00%	12/1/10	12,800	85,343
Put	OTC -10 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	4.75%	8/31/10	3,900	20,764
Put	OTC -10 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	5.00%	4/19/10	2,000	1
Put	OTC -10 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	6.00%	8/31/10	3,000	722

Written swaptions (Premium received, $1,537,580)							186,100	536,166

(10)	Swap Contracts

At the period end, outstanding interest rate swap contracts were as follows:

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	Pay	3-Month USD-LIBOR	3.00%	12/16/10	2,200	40,375	46,002	(5,627)

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC	Pay	6-Month EUR- EURIBOR	3.00%	6/16/15	16,613	386,469	41,923	344,546
Deutsche Bank AG*	Pay	3-Month USD- LIBOR	4.00%	12/16/14	3,800	238,015	67,450	170,565
Deutsche Bank AG*	Pay	6-Month EUR- EURIBOR	3.00%	6/16/15	5,132	119,398	(1,510)	120,908
Goldman Sachs Bank	Pay	6-Month EUR- EURIBOR	3.00%	6/16/15	1,756	40,847	(794)	41,641
Goldman Sachs Bank	Pay	6-Month EUR- EURIBOR	2.50%	6/16/15	1,891	(358)	(3,714)	3,356
Goldman Sachs International	Pay	MXN-TIIE- Banxico	7.64%	3/1/17	1,569	10,329	(116)	10,445
HSBC Bank USA, NA	Pay	MXN-TIIE- Banxico	7.33%	1/28/15	1,149	11,600	6,345	5,255
Morgan Stanley Capital Services Inc.**	Pay	3-Month USD- LIBOR	3.00%	12/16/10	10,700	196,372	224,245	(27,873)
Morgan Stanley Capital Services Inc.**	Pay	3-Month USD- LIBOR	4.00%	6/16/15	3,200	165,165	170,928	(5,763)
Morgan Stanley Capital Services Inc.**	Pay	6-Month EUR- EURIBOR	2.50%	6/16/15	810	(153)	(1,876)	1,723
Royal Bank of Scotland PLC	Pay	3-Month USD- LIBOR	4.00%	6/16/15	2,600	134,197	146,250	(12,053)
Royal Bank of Scotland PLC	Pay	3-Month CAD- CDOR	5.70%	12/18/24	3,151	8,475	(2,193)	10,668

Total					54,571	1,350,731	692,940	657,791

CAD	- Canadian Dollar
CDOR	- Canadian Deposit Offered Rate
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
LIBOR	- London Interbank Offered Rate
MXN	- Mexican Peso
TIIE	- Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
USD	- United States Dollar

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

At the period end, outstanding credit default swap contract on corporate issue - Buy Protection (a) was as follows:

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC	Tate & Lyle International Finance PLC	(1.15)%	6/20/16	1.03%	500	(3,287)	(3,287)

At the period end, outstanding credit default swap contracts on corporate issues - Sell Protection (a) were as follows:

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	Japan Government Bond	1.00%	3/20/15	0.66%	300	4,796	3,413	1,383
Barclays Bank PLC	Brazilian Government International Bond	1.00%	6/20/15	1.31%	500	(7,385)	(7,191)	(194)
Barclays Bank PLC	United Mexican States, Series A	1.00%	3/20/15	1.15%	400	(2,757)	(9,000)	6,243
Citibank NA	United Mexican States, Series A	1.00%	3/20/15	1.15%	400	(2,757)	(9,184)	6,427
Deutsche Bank AG*	Japan Government Bond	1.00%	3/20/15	0.66%	700	11,190	8,131	3,059
Deutsche Bank AG*	United Mexican States, Series A	1.00%	3/20/15	1.15%	200	(1,378)	(4,592)	3,214
Goldman Sachs International	Brazilian Government International Bond	1.00%	6/20/15	1.31%	500	(7,385)	(6,716)	(669)
Goldman Sachs International	United Kingdom Gilt	1.00%	6/20/15	0.77%	2,200	24,835	20,327	4,508

Total					5,200	19,159	(4,812)	23,971

*	At the period end, a security with a fair value of $264,876 and cash of $260,000 have been received as collateral for these open swap and swaption contracts.
**	At the period end, cash of $260,000 has been received as collateral for these open swap and swaption contracts.
(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(11)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Asset Backed Securities	$—	$2,731,646	$—	$2,731,646
Collateralized Mortgage Obligations	—	3,419,235	—	3,419,235
Commercial Mortgage Backed Securities	—	8,519,555	—	8,519,555
Corporate Debt Obligations (a)	—	125,330,462	—	125,330,462
Foreign Government Agency Obligations	—	3,182,213	—	3,182,213
Foreign Government Obligations	—	9,655,972	—	9,655,972
Municipal Bonds	—	7,851,535	—	7,851,535
U.S. Government Guaranteed Notes	—	6,411,753	—	6,411,753
U.S. Treasury and U.S. Government Agency Obligations	32,914,225	95,258,733	—	128,172,958
Convertible Preferred Stocks (a)	195,400	—	—	195,400
Short Term Investments
U.S. Treasury and U.S. Government Agency Obligations	4,179,061	245,145,728	—	249,324,789
Mutual Funds	3,974,730	—	—	3,974,730

Total Short Term Investments	8,153,791	245,145,728	—	253,299,519

Total Investments	41,263,416	507,506,832	—	548,770,248

Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	561,747	—	561,747
Futures and Options on Futures Contracts	916,543	—	—	916,543
Swap Contracts	—	733,941	—	733,941

Total Financial Derivative Instruments	$916,543	$1,295,688	$—	$2,212,231

Liabilities
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(125,729)	$—	$(125,729)
Futures Contracts	(469,390)	—	—	(469,390)
Swap Contracts	—	(55,466)	—	(55,466)
Written Option Contracts	(34,766)	(40,522)	—	(75,288)
Written Swaption Contracts	—	(536,166)	—	(536,166)

Total Financial Derivative Instruments	$(504,156)	$(757,883)	$—	$(1,262,039)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC AIM SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 96.2%
AEROSPACE & DEFENSE – 2.1%
Hexcel Corp.*		9,185	$132,631
TransDigm Group, Inc.		5,940	315,058

			447,689

AIR FREIGHT & LOGISTICS – 1.5%
Forward Air Corp.		5,940	156,222
HUB Group, Inc.*		5,940	166,201

			322,423

AIRLINES – 0.3%
Continental Airlines, Inc., Class B*		2,891	63,515

AUTO COMPONENTS – 0.9%
TRW Automotive Holdings Corp.*		6,800	194,344

BIOTECHNOLOGY – 4.0%
Acorda Therapeutics, Inc.*		4,460	152,532
BioMarin Pharmaceutical, Inc.*		8,503	198,715
Isis Pharmaceuticals, Inc.*		4,494	49,074
Martek Biosciences Corp.*		7,199	162,050
Myriad Genetics, Inc.*		3,057	73,521
United Therapeutics Corp.*		3,871	214,182

			850,074

CAPITAL MARKETS – 3.7%
Affiliated Managers Group, Inc.*		2,594	204,926
Federated Investors, Inc., Class B		5,488	144,774
Greenhill & Co., Inc.		2,222	182,404
optionsXpress Holdings, Inc.*		7,186	117,060
Stifel Financial Corp.*		2,467	132,601

			781,765

CHEMICALS – 1.4%
Calgon Carbon Corp.*		8,503	145,571
Intrepid Potash, Inc.*		5,076	153,955

			299,526

COMMERCIAL BANKS – 2.4%
City National Corp.		2,907	156,891
Cullen/Frost Bankers, Inc.		2,692	150,213
SVB Financial Group*		4,347	202,831

			509,935

COMMERCIAL SERVICES & SUPPLIES – 2.8%
Corrections Corp of America*		7,768	154,272
Costar Group, Inc.*		5,170	214,658
Fuel Tech, Inc.*		9,185	73,664
Tetra Tech, Inc.*		7,043	162,271

			604,865

COMMUNICATIONS EQUIPMENT – 3.6%
Ciena Corp.*		10,367	157,993
Harmonic, Inc.*		21,085	133,047
Nice Systems, Ltd. ADR*	IL	6,592	209,296

	Country Code**	Shares	Value
Polycom, Inc.*		8,590	$262,682

			763,018

CONTAINERS & PACKAGING – 1.0%
Greif, Inc., Class A		3,943	216,550

ELECTRIC UTILITIES – 0.8%
ITC Holdings Corp.		3,268	179,740

ELECTRICAL EQUIPMENT – 1.1%
Regal-Beloit Corp.		3,857	229,144

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.9%
Cogent, Inc.*		15,168	154,714
Coherent, Inc.*		3,269	104,477
Tech Data Corp.*		3,429	143,675

			402,866

ENERGY EQUIPMENT & SERVICES – 2.2%
Dril-Quip, Inc.*		2,692	163,781
FMC Technologies, Inc.*		2,601	168,103
Patterson-UTI Energy, Inc.		9,064	126,624

			458,508

FOOD PRODUCTS – 0.6%
Ralcorp Holdings, Inc.*		1,849	125,325

HEALTH CARE EQUIPMENT & SUPPLIES – 3.8%
American Medical Systems Holdings, Inc.*		8,426	156,555
Gen-probe, Inc.*		3,253	162,650
Insulet Corp.*		7,522	113,507
Meridian Bioscience, Inc.		6,592	134,279
NuVasive, Inc.*		2,879	130,131
Zoll Medical Corp.*		4,462	117,618

			814,740

HEALTH CARE PROVIDERS & SERVICES – 5.5%
Chemed Corp.		3,943	214,420
Health Management Associates, Inc., Class A*		11,533	99,184
inVentiv Health, Inc.*		8,046	180,713
MEDNAX, Inc.*		3,268	190,165
PSS World Medical, Inc.*		6,893	162,055
Rehabcare Group, Inc.*		4,726	128,878
VCA Antech, Inc.*		6,594	184,830

			1,160,245

HEALTH CARE TECHNOLOGY – 0.9%
Eclipsys Corp.*		9,254	183,970

HOTELS, RESTAURANTS & LEISURE – 6.8%
Brinker International, Inc.		8,665	167,061
Buffalo Wild Wings, Inc.*		3,317	159,581
Choice Hotels, Inc.		4,595	159,952
Darden Restaurants, Inc.		3,824	170,321
Jack In The Box, Inc.*		8,503	200,246
P.F. Chang’s China Bistro, Inc.*		5,266	232,388
Penn National Gaming, Inc.*		6,415	178,337

SC AIM SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
WMS Industries, Inc.*		4,022	$168,683

			1,436,569

HOUSEHOLD PRODUCTS – 1.0%
Church & Dwight Co., Inc.		3,013	201,720

INSURANCE – 1.3%
Brown & Brown, Inc.		5,160	92,467
ProAssurance Corp.*		3,268	191,309

			283,776

INTERNET & CATALOG RETAIL – 1.8%
GSI Commerce, Inc.*		5,605	155,090
Netflix, Inc.*		3,073	226,603

			381,693

INTERNET SOFTWARE & SERVICES – 4.7%
F5 Networks, Inc.*		3,739	229,986
Open Text Corp.*	CA	3,643	172,933
SonicWall, Inc.*		15,928	138,414
The Knot, Inc.*		11,970	93,605
VistaPrint NV*	NL	3,219	184,288
Websense, Inc.*		8,062	183,572

			1,002,798

IT SERVICES – 2.1%
Alliance Data Systems Corp.*		2,334	149,353
Global Payments, Inc.		3,268	148,857
SRA International, Inc.*		7,620	158,420

			456,630

LEISURE EQUIPMENT & PRODUCTS – 0.7%
Pool Corp.		6,207	140,526

LIFE SCIENCES TOOLS & SERVICES – 1.2%
AMAG Pharmaceuticals, Inc.*		3,135	109,443
Techne Corp.		2,286	145,595

			255,038

MACHINERY – 3.0%
Bucyrus International, Inc.		3,209	211,762
Kaydon Corp.		4,032	151,603
Lindsay Manufacturing Co.		2,594	107,418
Wabtec Corp.		3,943	166,079

			636,862

MEDIA – 0.7%
National CineMedia, Inc.		8,841	152,596

METALS & MINING – 0.7%
Carpenter Technology Corp.		3,943	144,314

MULTI-LINE RETAIL – 0.9%
Big Lots, Inc.*		5,266	191,788

OIL, GAS & CONSUMABLE FUELS – 3.4%
Arena Resources, Inc.*		3,940	131,596
Bill Barrett Corp.*		4,132	126,894
Carrizo Oil & Gas, Inc.*		6,051	138,870
Goodrich Petroleum Corp.*		5,055	79,060
SandRidge Energy, Inc.*		10,305	79,349

	Country Code**	Shares	Value
Whiting Petroleum Corp.*		1,932	$156,183

			711,952

PHARMACEUTICALS – 2.7%
Biovail Corp.	CA	9,737	163,290
Medicis Pharmaceutical Corp., Class A		6,249	157,225
Perrigo Co.		4,224	248,033

			568,548

REAL ESTATE INVESTMENT TRUSTS – 0.7%
BioMed Realty Trust, Inc.		8,639	142,889

ROAD & RAIL – 1.2%
Knight Transportation, Inc.		12,268	258,732

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.6%
Advanced Energy Industries, Inc.*		11,839	196,054
Cabot Microelectronics Corp.*		3,695	139,782
Cymer, Inc.*		2,680	99,964
Hittite Microwave Corp.*		3,756	165,151
Microsemi Corp.*		8,673	150,390
Monolithic Power Systems, Inc.*		5,683	126,731
ON Semiconductor Corp.*		18,509	148,072
Power Integrations, Inc.		4,044	166,613

			1,192,757

SOFTWARE – 9.9%
ANSYS, Inc.*		3,623	156,296
Aspen Technology, Inc.*		13,156	134,849
Blackboard, Inc.*		3,163	131,771
Commvault Systems, Inc.*		6,866	146,589
Informatica Corp.*		11,839	317,996
Lawson Software, Inc.*		22,258	147,125
Manhattan Associates, Inc.*		7,171	182,717
MICROS Systems, Inc.*		4,855	159,632
Pegasystems, Inc.		520	19,240
Quality Systems, Inc.		2,544	156,303
Quest Software, Inc.*		8,793	156,428
SuccessFactors, Inc.*		8,225	156,604
Sybase, Inc.*		5,250	244,755

			2,110,305

SPECIALTY RETAIL – 3.8%
Chico’s FAS, Inc.		10,524	151,756
Group 1 Automotive, Inc.*		5,199	165,640
Gymboree Corp.*		3,113	160,724
Tractor Supply Co.		2,250	130,613
Williams-Sonoma, Inc.		7,163	188,315

			797,048

TEXTILES, APPAREL & LUXURY GOODS – 1.8%
Deckers Outdoor Corp.*		1,652	227,976
Warnaco Group, Inc.*		3,181	151,766

			379,742

TRADING COMPANIES & DISTRIBUTORS – 0.6%
Watsco, Inc.		2,331	132,587

SC AIM SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 1.1%
SBA Communications Corp.*		6,594	$237,846

Total Common Stocks (Cost $17,419,684)			20,424,958

		Principal Amount (000)
SHORT TERM INVESTMENTS – 4.2%
REPURCHASE AGREEMENTS – 4.2%
State Street Bank and Trust Company, 0.00%, dated 3/31/10, due 4/1/10 (collateralized by $900,000 FHLB, 4.375%, 9/17/10, with a value of $918,450, total to be received $896,994) (Amortized cost $896,994)		$897	896,994

TOTAL INVESTMENTS – 100.4% (Cost $18,316,678)			21,321,952
Liabilities in excess of other assets – (0.4)%			(75,015)

NET ASSETS – 100.0%			$21,246,937

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
CA	Canada
IL	Israel
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks (a)	$20,424,958	$—	$—	$20,424,958
Short Term Investments
Repurchase Agreements	—	896,994	—	896,994

Total Investments	$20,424,958	$896,994	$—	$21,321,952

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 95.6%
AEROSPACE & DEFENSE – 1.8%
BAE Systems PLC	GB	91,300	$514,427
Bombardier, Inc.	CA	41,100	252,108
Rolls-Royce Group PLC*	GB	60,900	550,335

			1,316,870

AIR FREIGHT & LOGISTICS – 0.5%
Deutsche Post AG	DE	21,020	364,678

AIRLINES – 0.1%
Turk Hava Yollari Anonim Ortakligi	TR	29,800	102,099

AUTO COMPONENTS – 0.4%
NGK SPARK PLUG Co., Ltd.	JP	20,000	271,687

AUTOMOBILES – 2.1%
Bayerische Motoren Werke AG	DE	14,100	650,930
Isuzu Motors, Ltd.*	JP	107,000	289,560
Nissan Motor Co., Ltd.*	JP	66,600	570,613

			1,511,103

BEVERAGES – 1.3%
Asahi Breweries, Ltd.	JP	13,000	243,759
Carlsberg AS, Class B	DK	6,300	528,753
Kirin Holdings Co., Ltd.	JP	13,000	191,753

			964,265

BUILDING PRODUCTS – 0.8%
Compagnie de Saint-Gobain	FR	11,400	548,148

CAPITAL MARKETS – 2.2%
Credit Suisse Group AG	CH	6,900	355,667
Deutsche Bank AG	DE	10,300	793,384
Macquarie Group, Ltd.	AU	9,600	416,246

			1,565,297

CHEMICALS – 1.7%
Air Water, Inc.	JP	25,000	286,127
BASF SE	DE	4,600	285,301
Koninklijke DSM NV	NL	9,900	441,458
Nippon Shokubai Co., Ltd.	JP	21,000	189,806

			1,202,692

COMMERCIAL BANKS – 15.7%
Australia & New Zealand Banking Group, Ltd.	AU	29,700	691,167
Banca Popolare di Milano Scarl	IT	40,400	250,869
Banco Bilbao Vizcaya Argentaria SA	ES	27,200	372,153
Banco do Brasil SA	BR	8,100	135,960
Banco Santander SA	ES	93,193	1,238,572
Bank of China Ltd.	CN	182,000	96,810
Bank of Queensland Ltd.	AU	25,900	280,215
Barclays PLC	GB	161,300	881,916
Bendigo and Adelaide Bank Ltd.	AU	22,800	209,224
BNP Paribas	FR	12,500	959,975
Credit Agricole SA	FR	29,585	517,869

	Country Code**	Shares	Value
Danske Bank A/S*	DK	18,300	$450,212
HSBC Holdings PLC	GB	80,125	812,219
KB Financial Group, Inc. ADR*	KR	4,047	194,094
Lloyds Banking Group PLC*	GB	506,123	482,099
Mitsubishi UFJ Financial Group, Inc.	JP	40,100	210,172
National Australia Bank, Ltd.	AU	31,100	785,391
National Bank of Canada	CA	5,000	304,436
Societe Generale	FR	11,554	726,666
Sumitomo Mitsui Financial Group, Inc.	JP	21,800	720,526
Turkiye Garanti Bankasi AS	TR	36,100	168,875
Turkiye Vakiflar Bankasi T.A.O.*	TR	42,900	114,758
UniCredit SpA*	IT	277,168	818,906

			11,423,084

COMMERCIAL SERVICES & SUPPLIES – 0.8%
Rentokil Initial PLC*	GB	176,200	348,668
Toppan Printing Co., Ltd.	JP	25,000	225,693

			574,361

COMMUNICATIONS EQUIPMENT – 1.6%
Nokia Oyj	FI	61,900	963,969
Telefonaktiebolaget LM Ericsson	SE	19,400	204,462

			1,168,431

COMPUTERS & PERIPHERALS – 1.1%
NEC Corp.	JP	69,000	207,391
Toshiba Corp.*	JP	115,000	594,128

			801,519

CONSTRUCTION & ENGINEERING – 0.7%
Bouygues SA	FR	10,100	507,739

CONSUMER FINANCE – 0.7%
Orix Corp.	JP	5,750	509,867

CONTAINERS & PACKAGING – 0.5%
Amcor, Ltd.	AU	58,500	343,031

DISTRIBUTORS – 0.2%
Inchcape PLC*	GB	400,000	178,944

DIVERSIFIED FINANCIAL SERVICES – 0.7%
Challenger Financial Services Group Ltd.	AU	70,400	271,331
ING Groep NV*	NL	24,568	245,287

			516,618

DIVERSIFIED TELECOMMUNICATION SERVICES – 5.0%
Deutsche Telekom AG	DE	16,800	227,703
France Telecom SA	FR	29,600	708,233
Nippon Telegraph & Telephone Corp.	JP	15,000	632,153
Telecom Corp. of New Zealand, Ltd.	NZ	114,582	175,594
Telecom Italia SpA	IT	359,000	516,886
Telecom Italia SpA RSP	IT	163,600	184,507

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Telefonica SA	ES	32,800	$777,045
Telstra Corp., Ltd.	AU	146,200	401,140

			3,623,261

ELECTRIC UTILITIES – 4.4%
E.ON AG	DE	27,700	1,022,685
Electricite de France	FR	9,400	512,923
Enel SpA	IT	47,928	267,999
Kyushu Electric Power Co., Inc.	JP	19,500	424,457
The Kansai Electric Power Co., Inc.	JP	16,800	384,914
The Tokyo Electric Power Co., Inc.	JP	22,000	586,415

			3,199,393

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.8%
AU Optronics Corp. ADR	TW	7,374	83,547
Murata Manufacturing Co., Ltd.	JP	8,600	488,459

			572,006

FOOD & STAPLES RETAILING – 1.1%
Aeon Co., Ltd.	JP	21,800	247,404
Carrefour SA	FR	3,600	173,513
Casino Guichard-Perrachon SA	FR	4,700	397,706

			818,623

FOOD PRODUCTS – 1.7%
Nestle SA	CH	21,953	1,124,300
Premier Foods PLC*	GB	218,000	105,001

			1,229,301

GAS UTILITIES – 0.5%
Tokyo Gas Co., Ltd.	JP	87,000	383,399

HEALTH CARE PROVIDERS & SERVICES – 0.6%
Celesio AG	DE	4,900	156,653
Medipal Holdings Corp.	JP	26,600	314,966

			471,619

HOTELS, RESTAURANTS & LEISURE – 0.7%
Mitchells & Butlers PLC*	GB	37,100	178,469
Thomas Cook Group PLC	GB	42,500	174,004
Tui Travel PLC	GB	40,000	183,010

			535,483

HOUSEHOLD DURABLES – 1.5%
Sharp Corp.	JP	28,000	350,112
Sony Corp.	JP	18,500	708,418

			1,058,530

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.4%
Drax Group PLC	GB	50,000	283,469

INDUSTRIAL CONGLOMERATES – 0.3%
Cookson Group PLC*	GB	25,600	212,304

INSURANCE – 3.6%
Allianz SE	DE	9,050	1,134,697
Aviva PLC	GB	42,600	249,079

	Country Code**	Shares	Value
Insurance Australia Group, Ltd.	AU	68,000	$242,113
Irish Life & Permanent Group Holdings PLC*	IE	24,560	97,857
Muenchener Rueckversicherungs AG	DE	3,150	511,184
Old Mutual PLC*	GB	193,600	359,890

			2,594,820

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Namco Bandai Holdings, Inc.	JP	10,600	103,290

MACHINERY – 1.1%
Cargotec Oyj, B Shares	FI	6,500	188,051
Charter International PLC	JE	18,900	215,249
Vallourec SA	FR	1,984	400,078

			803,378

MARINE – 0.3%
Nippon Yusen Kabushiki Kaisha	JP	48,000	189,453

MEDIA – 1.5%
Informa PLC	JE	61,300	360,277
Vivendi	FR	26,260	702,800

			1,063,077

METALS & MINING – 6.0%
BHP Billiton PLC	GB	17,900	613,889
BHP Billiton, Ltd.	AU	5,000	200,002
JFE Holdings, Inc.	JP	11,500	463,124
Kazakhmys PLC*	GB	14,000	324,411
KGHM Polska Miedz SA	PL	3,000	112,686
Mitsubishi Materials Corp.*	JP	123,000	353,910
Rio Tinto PLC	GB	18,500	1,096,279
ThyssenKrupp AG	DE	12,300	422,884
Xstrata PLC*	GB	39,410	746,661

			4,333,846

MULTI-LINE RETAIL – 0.9%
Debenhams PLC*	GB	156,500	179,779
Marks & Spencer Group PLC	GB	80,200	450,424

			630,203

MULTI-UTILITIES – 0.3%
RWE AG	DE	2,670	236,569

OFFICE ELECTRONICS – 0.5%
Konica Minolta Holdings, Inc.	JP	29,500	344,256

OIL, GAS & CONSUMABLE FUELS – 9.1%
BP PLC	GB	111,700	1,056,692
EnCana Corp.	CA	10,700	332,910
Eni SpA	IT	16,500	387,103
Gazprom OAO ADR	RU	3,700	86,839
Lukoil ADR	RU	2,100	119,070
Nexen, Inc.	CA	19,153	473,898
Nippon Mining Holdings, Inc.	JP	55,500	259,423
Nippon Oil Corp.	JP	35,000	176,329
OMV AG	AT	10,900	408,980
Penn West Energy Trust	CA	17,727	375,432
Royal Dutch Shell PLC	GB	58,600	1,694,957
Suncor Energy, Inc.	CA	10,196	331,585

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Total SA	FR	14,400	$835,934
Yanzhou Coal Mining Co. Ltd.	CN	44,000	105,520

			6,644,672

PAPER & FOREST PRODUCTS – 0.3%
Oji Paper Co., Ltd.	JP	55,000	241,202

PHARMACEUTICALS – 7.4%
Astellas Pharma, Inc.	JP	5,200	188,277
AstraZeneca PLC	GB	20,500	914,286
Bayer AG	DE	11,400	771,102
GlaxoSmithKline PLC	GB	39,700	762,397
Novartis AG	CH	20,450	1,104,540
Roche Holding AG	CH	3,800	616,275
Sanofi-Aventis SA	FR	13,400	998,868

			5,355,745

PROFESSIONAL SERVICES – 0.7%
Randstad Holding NV*	NL	10,000	475,226

REAL ESTATE INVESTMENT TRUSTS – 0.4%
Klepierre	FR	8,000	314,215

REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.2%
Lend Lease Corp., Ltd.	AU	14,000	111,256
Mitsui Fudosan Co., Ltd.	JP	28,000	475,302
New World Development, Ltd.	HK	188,939	369,397
NTT Urban Development Corp.	JP	314	265,333
Sumitomo Realty & Development Co., Ltd.	JP	20,000	380,576

			1,601,864

ROAD & RAIL – 1.0%
East Japan Railway Co.	JP	2,900	201,626
FirstGroup PLC	GB	43,700	238,070
West Japan Railway Co.	JP	87	299,647

			739,343

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.8%
Elpida Memory, Inc.*	JP	14,700	289,472
Samsung Electronics Co., Ltd. GDR	KR	750	275,625

			565,097

SPECIALTY RETAIL – 1.1%
Esprit Holdings Ltd.	BM	60,307	476,133
Kingfisher PLC	GB	110,800	360,490

			836,623

TOBACCO – 1.6%
Imperial Tobacco Group PLC	GB	19,000	579,533
Japan Tobacco, Inc.	JP	167	621,628

			1,201,161

TRADING COMPANIES & DISTRIBUTORS – 3.9%
ITOCHU Corp.	JP	46,000	402,974
Mitsubishi Corp.	JP	23,600	618,462
Mitsui & Co., Ltd.	JP	36,500	613,344
Noble Group Ltd.	BM	170,000	371,851
Rexel SA*	FR	25,500	387,468

	Country Code**	Shares	Value
Wolseley PLC*	GB	18,700	$451,765

			2,845,864

TRANSPORTATION INFRASTRUCTURE – 0.1%
Intoll Group	AU	81,900	84,174

WIRELESS TELECOMMUNICATION SERVICES – 2.8%
KDDI Corp.	JP	90	465,932
Vodafone Group PLC	GB	665,600	1,535,272

			2,001,204

Total Common Stocks (Cost $61,527,233)			69,463,103

EQUITY LINKED SECURITIES – 0.8%
ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.1%
AU Optronics Corp., (Credit Suisse Group AG), expires 2/17/12*(1)	CH	19,947	22,740

METALS & MINING – 0.3%
Hindalco Industries Ltd., (Credit Suisse Group AG), expires 9/15/14*	CH	30,900	125,624
Tata Steel Ltd., (Merrill Lynch & Co., Inc.), expires 12/23/14*(1)		7,300	102,772

			228,396

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.4%
Hynix Semiconductor, Inc., (Deutsche Bank AG), expires 8/16/19*(1)	DE	8,700	205,330
United Microelectronics Corp., (JP Morgan Chase & Co.), expires 9/29/14*(1)		202,400	107,272

			312,602

Total Equity Linked Securities (Cost $463,199)			563,738

SHORT TERM INVESTMENTS – 2.4%
MUTUAL FUNDS – 2.4%
AllianceBernstein Government Short Term Investment Fund (Cost $1,780,203)		1,780,203	1,780,203

TOTAL INVESTMENTS – 98.8% (Cost $63,770,635)			71,807,044
Other assets less liabilities – 1.2%			854,708

NET ASSETS – 100.0%			$72,661,752

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
AT	Austria
AU	Australia
BM	Bermuda
BR	Brazil

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

CA	Canada
CH	Switzerland
CN	China
DE	Germany
DK	Denmark
ES	Spain
FI	Finland
FR	France
GB	Great Britain
HK	Hong Kong
IE	Ireland
IT	Italy
JE	Jersey
JP	Japan
KR	Korea, Republic of
NL	Netherlands
NZ	New Zealand
PL	Poland
RU	Russia
SE	Sweden
TR	Turkey
TW	Taiwan, Province of China

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $438,114, representing 0.6% of net assets.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

Great Britain	22.7%
Japan	22.0
France	12.0
Germany	9.3
Australia	5.6
Switzerland	4.6
Italy	3.3
Spain	3.3
Canada	2.9
United States	2.7
Others (individually less than 2%)	10.4

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, cash of $70,081 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	DJ Euro Stoxx 50 Index June Futures	6/18/10	14	532,505	539,098	6,593
Long	FTSE 100 Index June Futures	6/18/10	3	253,602	255,418	1,816
Long	Topix Index June Futures	6/11/10	5	491,000	522,783	31,783

Net unrealized appreciation						40,192

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks
Aerospace & Defense	$1,316,870	$—	$—	$1,316,870
Air Freight & Logistics	364,678	—	—	364,678
Airlines	102,099	—	—	102,099
Auto Components	271,687	—	—	271,687
Automobiles	1,511,103	—	—	1,511,103
Beverages	964,265	—	—	964,265
Building Products	548,148	—	—	548,148
Capital Markets	1,565,297	—	—	1,565,297
Chemicals	1,202,692	—	—	1,202,692
Commercial Banks	11,423,084	—	—	11,423,084
Commercial Services & Supplies	574,361	—	—	574,361
Communications Equipment	1,168,431	—	—	1,168,431
Computers & Peripherals	801,519	—	—	801,519
Construction & Engineering	507,739	—	—	507,739
Consumer Finance	509,867	—	—	509,867
Containers & Packaging	343,031	—	—	343,031
Distributors	178,944	—	—	178,944
Diversified Financial Services	516,618	—	—	516,618
Diversified Telecommunication Services	3,623,261	—	—	3,623,261
Electric Utilities	3,199,393	—	—	3,199,393
Electronic Equipment & Instruments	572,006	—	—	572,006
Food & Staples Retailing	818,623	—	—	818,623
Food Products	1,229,301	—	—	1,229,301
Gas Utilities	383,399	—	—	383,399
Health Care Providers & Services	471,619	—	—	471,619
Hotels, Restaurants & Leisure	535,483	—	—	535,483
Household Durables	1,058,530	—	—	1,058,530
Independent Power Producers & Energy Traders	283,469	—	—	283,469
Industrial Conglomerates	212,304	—	—	212,304
Insurance	2,594,820	—	—	2,594,820
Leisure Equipment & Products	103,290	—	—	103,290
Machinery	803,378	—	—	803,378
Marine	189,453	—	—	189,453
Media	1,063,077	—	—	1,063,077
Metals & Mining	4,333,846	—	—	4,333,846
Multi-Line Retail	630,203	—	—	630,203
Multi-Utilities	236,569	—	—	236,569
Office Electronics	344,256	—	—	344,256
Oil, Gas & Consumable Fuels	6,208,920	435,752	—	6,644,672
Paper & Forest Products	241,202	—	—	241,202
Pharmaceuticals	5,355,745	—	—	5,355,745
Professional Services	475,226	—	—	475,226
Real Estate Investment Trusts	314,215	—	—	314,215
Real Estate Management & Development	1,601,864	—	—	1,601,864
Road & Rail	739,343	—	—	739,343
Semiconductors & Semiconductor Equipment	565,097	—	—	565,097
Specialty Retail	836,623	—	—	836,623
Tobacco	1,201,161	—	—	1,201,161
Trading Companies & Distributors	2,845,864	—	—	2,845,864
Transportation Infrastructure	84,174	—	—	84,174
Wireless Telecommunication Services	2,001,204	—	—	2,001,204

Total Common Stocks	69,027,351	435,752	—	69,463,103

Equity Linked Securities (a)	—	563,738	—	563,738
Short Term Investments
Mutual Funds	1,780,203	—	—	1,780,203

Total Investments	70,807,554	999,490	—	71,807,044

Financial Derivative Instruments
Futures Contracts	40,192	—	—	40,192

Total Financial Derivative Instruments	$40,192	$—	$—	$40,192

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.7%
Bank of America Credit Card Trust, Series 2006-A9, Class A9(1) 0.24%, 2/15/13		$115	$114,859
Bank of America Credit Card Trust, Series 2007-A2, Class A2(1) 0.25%, 6/17/13		490	488,604
Bank of America Credit Card Trust, Series 2008-A5, Class A5(1) 1.43%, 12/16/13		143	144,374
Capital One Auto Finance Trust, Series 2006-C, Class A4(1) 0.26%, 5/15/13		285	283,068
Ford Credit Auto Owner Trust, Series 2009-A(1) 2.23%, 8/15/11		521	523,112

Total Asset Backed Securities (Cost $1,548,921)			1,554,017

CORPORATE DEBT OBLIGATIONS – 0.5%
BANKS – 0.3%
Suncorp-Metway, Ltd.(1)(2) 0.63%, 12/17/10	AU	650	651,023

SPECIAL PURPOSE ENTITIES – 0.1%
BA Credit Card Trust 4.15%, 4/19/10		107	144,678

TELECOMMUNICATIONS – 0.1%
Verizon Wireless Capital LLC(1) 2.85%, 5/20/11		395	406,507

Total Corporate Debt Obligations (Cost $1,202,804)			1,202,208

FOREIGN GOVERNMENT OBLIGATIONS – 16.6%
Bundesrepublik Deutschland Inflation Index Bond 2.25%, 4/15/13	DE	7,190	10,449,429
Buoni Poliennali Del Tesoro 0.95%, 9/15/10	IT	5,516	7,556,126
France Government Bond 3.00%, 7/25/12	FR	14,274	21,074,544

Total Foreign Government Obligations (Cost $39,376,016)			39,080,099

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 67.5%
Federal Home Loan Mortgage Corp. 4.50%, 2/1/40		10,670	10,706,840

Country Code*	Principal Amount (000)	Value
Federal National Mortgage Association 4.50%, 2/1/40	$10,680	$10,716,244
Government National Mortgage Association
4.50%, 4/15/39	4,533	4,595,834
4.50%, 11/15/39	6,267	6,354,246
U.S. Treasury Inflation Indexed Bonds
0.63%, 4/15/13	1,169	1,191,027
1.25%, 4/15/14	6,178	6,386,011
1.38%, 7/15/18(4)	2,959	2,961,069
1.38%, 1/15/20(4)	8,832	8,656,750
1.63%, 1/15/15	893	932,907
1.63%, 1/15/18	2,922	2,988,978
1.75%, 1/15/28	6,188	5,857,510
1.88%, 7/15/13	3,364	3,559,713
1.88%, 7/15/15	4,453	4,712,877
2.00%, 4/15/12	1,901	1,990,521
2.00%, 1/15/16	12,775	13,553,850
2.00%, 1/15/26	5,885	5,854,175
2.13%, 1/15/19	5,272	5,553,098
2.13%, 2/15/40	5,067	5,023,290
2.38%, 4/15/11	551	569,077
2.38%, 1/15/17	4,820	5,204,066
2.38%, 1/15/25	8,751	9,160,113
2.38%, 1/15/27	5,729	5,970,216
2.50%, 7/15/16	4,306	4,704,764
2.50%, 1/15/29	3,391	3,584,122
3.00%, 7/15/12	6,845	7,372,828
3.38%, 1/15/12	586	626,827
3.38%, 4/15/32	1,020	1,237,461
3.50%, 1/15/11	1,008	1,044,031
3.63%, 4/15/28	6,713	8,183,649
3.88%, 4/15/29(3)	7,486	9,501,390

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $158,980,204)		158,753,484

	Contracts
OPTIONS PURCHASED – 0.0%+
PUT OPTIONS – 0.0%+
90-Day Eurodollar September Futures, strike price $98.75, expires 9/13/10 (Cost $115,574)	270	11,812

	Shares
SHORT TERM INVESTMENTS – 14.4%
MUTUAL FUNDS – 14.4%
BlackRock Liquidity Funds TempFund	16,962,010	16,962,010
State Street Institutional U.S. Government Money Market Fund	16,962,009	16,962,009

Total Short Term Investments (Cost $33,924,019)		33,924,019

SC BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

Value
TOTAL INVESTMENTS – 99.7% (Cost $235,147,538)	$234,525,639
Other assets less liabilities – 0.3%	627,504

NET ASSETS – 100.0%	$235,153,143

AU	Australia
DE	Germany
FR	France
IT	Italy

*	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $651,023, representing 0.3% of net assets.
(3)	Security (or a portion thereof) has been pledged as collateral for open swap and swaption contracts. At the period end, the value of securities pledged amounted to $276,009.

SC BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(4)	At the period end, securities (or portions thereof) with an aggregate market value of $406,853 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Short	German Euro-Bobl June Futures	6/8/10	115	18,125,097	18,185,428	(60,331)
Long	U.S. Treasury 10 Year Note June Futures	6/21/10	156	18,316,171	18,135,000	(181,171)
Long	U.S. Treasury 2 Year Note June Futures	6/30/10	23	4,986,732	4,989,922	3,190
Long	U.S. Treasury 30 Year Bond June Futures	6/21/10	47	5,501,057	5,457,875	(43,182)
Short	U.S. Treasury 5 Year Note June Futures	6/30/10	381	44,032,230	43,755,469	276,761

Net unrealized depreciation						(4,733)

(5)	At the period end, open forward foreign currency exchange contracts were as follows:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
EUR	29,147,500	USD	39,421,994	5/26/10	52,852

EUR	- Euro
USD	- United States Dollar

(6)	Written Option Contracts

At the period end, open written option contracts were as follows:

Type	Description	Counterparty	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Put	90-Day Eurodollar September Futures	Citigroup Global Markets, Inc.	9/13/10	98.25	270	5,062

Written options (Premium received, $66,677)					270	5,062

At the period end, open written interest rate swaption contracts were as follows:

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Call	OTC -10 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	4.26%	8/24/10	3,300	46,443
Put	OTC -10 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	4.26%	8/24/10	3,300	109,651

Written swaptions (Premium received, $325,050)							6,600	156,094

(7)	Swap Contracts

At the period end, outstanding interest rate swap contracts were as follows:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Unrealized Appreciation / (Depreciation) ($)
Citibank NA	Receive	3-Month USD-LIBOR	3.59%	12/14/19	500	(7,667)	(7,667)
Deutsche Bank AG	Receive	3-Month USD-LIBOR	3.64%	3/8/20	6,900	97,268	97,268

SC BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Unrealized Appreciation / (Depreciation) ($)
Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.69%	2/9/20	6,400	(55,740)	(55,740)

Total					13,800	33,861	33,861

At the period end, outstanding total return swap contract was as follows:

Pay/Receive Total Return on Reference Entity	Counterparty	Reference Entity	Number of Shares or Units	Floating Rate	Notional Amount (000) ($)	Maturity Date	Market Value ($)	Unrealized Depreciation ($)
Receive	Barclays Bank PLC	Barclays Capital Inflation Linked Index	244,595	1-Month USD-LIBOR	56,000	4/9/10	(234,811)	(234,811)

LIBOR	- London InterBank Offered Rate
USD	- United States Dollar

(8)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Asset Backed Securities	$—	$1,554,017	$—	$1,554,017
Corporate Debt Obligations (a)	—	1,202,208	—	1,202,208
Foreign Government Obligations	—	39,080,099	—	39,080,099
U.S. Treasury and U.S. Government Agency Obligations	126,380,320	32,373,164	—	158,753,484
Options Purchased (a)	11,812	—	—	11,812
Short Term Investments
Mutual Funds	33,924,019	—	—	33,924,019

Total Investments	160,316,151	74,209,488	—	234,525,639

Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	52,852	—	52,852
Futures Contracts	279,951	—	—	279,951
Swap Contracts	—	97,268	—	97,268

Total Financial Derivative Instruments	$279,951	$150,120	$—	$430,071

Liabilities
Financial Derivative Instruments
Futures Contracts	$(284,684)	$—	$—	$(284,684)
Swap Contracts	—	(298,218)	—	(298,218)
Written Option Contracts	(5,062)	—	—	(5,062)
Written Swaption Contracts	—	(156,094)	—	(156,094)

Total Financial Derivative Instruments	$(289,746)	$(454,312)	$—	$(744,058)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC IBBOTSON MODERATE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
INVESTMENT COMPANIES(1) – 99.8%
MFS International Growth Portfolio	1,514,623	$18,660,149
MFS Research International Portfolio	742,452	9,354,889
MFS Value Portfolio	2,459,804	32,494,009
SC AllianceBernstein International Value Fund	1,414,839	14,006,911
SC BlackRock Inflation Protected Bond Fund	5,847,301	60,461,094
SC Davis Venture Value Fund	2,900,846	32,576,497
SC Dreman Small Cap Value Fund	900,573	9,672,149
SC Goldman Sachs Mid Cap Value Fund	2,675,119	23,166,531
SC Goldman Sachs Short Duration Fund	8,140,326	83,682,551
SC Oppenheimer Large Cap Core Fund	1,621,238	13,910,226
SC PIMCO High Yield Fund	2,183,310	21,025,279
SC PIMCO Total Return Fund	5,379,829	60,469,279
SC WMC Blue Chip Mid Cap Fund	704,729	9,253,095
SC WMC Large Cap Growth Fund	2,919,167	25,192,412
Sun Capital Investment Grade Bond Fund	5,998,650	55,067,604

Total Investment Companies (Cost $428,342,530)		468,992,675

	Principal Amount (000)
SHORT TERM INVESTMENTS – 0.3%
REPURCHASE AGREEMENTS – 0.3%
State Street Bank and Trust Company, 0.00%, dated 3/31/10, due 4/1/10 (collateralized by $1,530,000 FHLB, 4.375%, 9/17/10, with a value of $1,561,365, total to be received $1,529,582) (Amortized cost $1,529,582)	$1,530	1,529,582

TOTAL INVESTMENTS – 100.1% (Cost $429,872,112)		470,522,257
Liabilities in excess of other assets – (0.1)%		(335,002)

NET ASSETS – 100.0%		$470,187,255

FHLB	Federal Home Loan Bank

(1)	Sun Capital Advisers LLC or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to these underlying funds. These are affiliated securities.

SC IBBOTSON MODERATE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investment Companies	$468,992,675	$—	$—	$468,992,675
Short Term Investments
Repurchase Agreements	—	1,529,582	—	1,529,582

Total Investments	$468,992,675	$1,529,582	$—	$470,522,257

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SC IBBOTSON BALANCED FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
INVESTMENT COMPANIES(1) – 98.8%
MFS Emerging Markets Equity Portfolio	1,029,599	$15,557,236
MFS International Growth Portfolio	3,771,753	46,467,999
MFS Research International Portfolio	1,850,816	23,320,279
MFS Value Portfolio	5,833,954	77,066,528
SC AIM Small Cap Growth Fund	751,330	7,678,589
SC AllianceBernstein International Value Fund	3,077,697	30,469,195
SC BlackRock Inflation Protected Bond Fund	5,229,005	54,067,913
SC Davis Venture Value Fund	6,189,373	69,506,659
SC Dreman Small Cap Value Fund	1,427,681	15,333,289
SC Goldman Sachs Mid Cap Value Fund	4,439,419	38,445,368
SC Goldman Sachs Short Duration Fund	8,260,380	84,916,704
SC Oppenheimer Large Cap Core Fund	4,485,211	38,483,108
SC PIMCO High Yield Fund	3,221,865	31,026,558
SC PIMCO Total Return Fund	7,441,956	83,647,586
SC WMC Blue Chip Mid Cap Fund	1,170,060	15,362,891
SC WMC Large Cap Growth Fund	6,978,540	60,224,800
Sun Capital Global Real Estate Fund	2,006,052	23,089,664
Sun Capital Investment Grade Bond Fund	7,438,274	68,283,355

Total Investment Companies (Cost $705,391,139)		782,947,721

	Principal Amount (000)
SHORT TERM INVESTMENTS – 0.7%
REPURCHASE AGREEMENTS – 0.7%
State Street Bank and Trust Company, 0.00%, dated 3/31/10, due 1/4/10 (collateralized by $5,855,000 FHLB, 4.375%, 9/17/10, with a value of $5,975,028, total to be received $5,853,787) (Amortized cost $5,853,787)	$5,854	5,853,787

TOTAL INVESTMENTS – 99.5% (Cost $711,244,926)		788,801,508
Other assets less liabilities – 0.5%		3,913,685

NET ASSETS – 100.0%		$792,715,193

FHLB	Federal Home Loan Bank

(1)	Sun Capital Advisers LLC or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.

SC IBBOTSON BALANCED FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investment Companies	$782,947,721	$—	$—	$782,947,721
Short Term Investments
Repurchase Agreements	—	5,853,787	—	5,853,787

Total Investments	$782,947,721	$5,853,787	$—	$788,801,508

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SC IBBOTSON GROWTH FUND

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
INVESTMENT COMPANIES(1) – 100.3%
MFS Emerging Markets Equity Portfolio	705,627	$10,662,024
MFS International Growth Portfolio	3,429,838	42,255,599
MFS Research International Portfolio	1,675,480	21,111,048
MFS Value Portfolio	4,392,101	58,019,661
SC AIM Small Cap Growth Fund	605,180	6,184,943
SC AllianceBernstein International Value Fund	2,621,781	25,955,637
SC BlackRock Inflation Protected Bond Fund	1,989,898	20,575,542
SC Davis Venture Value Fund	4,932,295	55,389,675
SC Dreman Small Cap Value Fund	1,039,432	11,163,495
SC Goldman Sachs Mid Cap Value Fund	3,074,922	26,628,824
SC Goldman Sachs Short Duration Fund	1,003,449	10,315,454
SC Lord Abbett Growth and Income Fund	1,975,928	16,143,329
SC Oppenheimer Large Cap Core Fund	4,343,301	37,265,523
SC Oppenheimer Main Street Small Cap Fund	931,899	10,716,837
SC PIMCO Total Return Fund	4,159,604	46,753,948
SC WMC Blue Chip Mid Cap Fund	958,257	12,581,912
SC WMC Large Cap Growth Fund	7,505,376	64,771,396
Sun Capital Global Real Estate Fund	2,280,428	26,247,722
Sun Capital Investment Grade Bond Fund	2,862,179	26,274,805

Total Investment Companies (Cost $457,653,659)		529,017,374

	Principal Amount (000)
SHORT TERM INVESTMENTS – 0.0%+
REPURCHASE AGREEMENTS – 0.0%+
State Street Bank and Trust Company, 0.00%, dated 3/31/10, due 4/1/10 (collateralized by $5,000 FHLB, 4.375%, 9/17/10, with a value of $5,103, total to be received $2,291) (Amortized cost $2,291)	$2	2,291

Value
TOTAL INVESTMENTS – 100.3% (Cost $457,655,950)	$529,019,665
Liabilities in excess of other assets – (0.3)%	(1,779,065)

NET ASSETS – 100.0%	$527,240,600

FHLB	Federal Home Loan Bank

+	Amount is less than 0.05%.
(1)	Sun Capital Advisers LLC or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.

SC IBBOTSON GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$529,017,374	$—	$—	$529,017,374
Short Term Investments
Repurchase Agreements	—	2,291	—	2,291

Total Investments	$529,017,374	$2,291	$—	$529,019,665

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

Notes to Portfolios of Investments (Unaudited)

NOTE 1 – ORGANIZATION

Sun Capital Advisers Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Delaware statutory trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It currently consists of twenty funds (each referred to as a “Fund” and, collectively, as “the Funds”), which are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by affiliated insurance companies to fund variable annuity contracts and variable life insurance policies. Three of the Funds (Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund) are affiliated “Fund-of-Funds”, which invest in other Funds of the Trust and in other mutual funds managed by MFS, an affiliate of the investment adviser to each Fund of the Trust, Sun Capital Advisers LLC (“Sun Capital”).

Each of the Funds is an open-end mutual fund under the 1940 Act. Each is classified as a diversified mutual fund except for the Global Real Estate Fund and BlackRock Inflation Protected Bond Fund, which are not classified as diversified mutual funds. Each Fund offers Initial Class Shares and Service Class Shares. The Funds are:

Sun Capital Investment Grade Bond Fund (“Investment Grade Bond Fund”)

Sun Capital Money Market Fund (“Money Market Fund”)

Sun Capital Global Real Estate Fund (“Global Real Estate Fund”)

SC Davis Venture Value Fund (“Davis Venture Value Fund”)

SC Oppenheimer Main Street Small Cap Fund (“Oppenheimer Main Street Small Cap Fund”)

SC Oppenheimer Large Cap Core Fund (“Oppenheimer Large Cap Core Fund”)

SC WMC Large Cap Growth Fund (“WMC Large Cap Growth Fund”)

SC WMC Blue Chip Mid Cap Fund (“WMC Blue Chip Mid Cap Fund”)

SC Lord Abbett Growth & Income Fund (“Lord Abbett Growth & Income Fund”)

SC Goldman Sachs Mid Cap Value Fund (“Goldman Sachs Mid Cap Value Fund”)

SC Goldman Sachs Short Duration Fund (“Goldman Sachs Short Duration Fund”)

SC Dreman Small Cap Value Fund (“Dreman Small Cap Value Fund”)

SC PIMCO High Yield Fund (“PIMCO High Yield Fund”)

SC PIMCO Total Return Fund (“PIMCO Total Return Fund”)

SC AIM Small Cap Growth Fund (“AIM Small Cap Growth Fund”)

SC AllianceBernstein International Value Fund (“AllianceBernstein International Value Fund”)

SC BlackRock Inflation Protected Bond Fund (“BlackRock Inflation Protected Bond Fund”)

SC Ibbotson Moderate Fund (“Ibbotson Moderate Fund”)

SC Ibbotson Balanced Fund (“Ibbotson Balanced Fund”)

SC Ibbotson Growth Fund (“Ibbotson Growth Fund”)

Each Fund-of-Funds seeks to achieve its objective by investing in a portfolio of underlying affiliated funds (“underlying funds”) which, in turn, may invest in a variety of U.S. and foreign equity, fixed income, money market and derivative instruments. The Fund-of-Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the Fund-of-Funds, within their principal investment strategies, may represent a significant portion of the underlying funds’ net assets. Each Fund-of-Funds’ “Portfolio of Investments” lists the underlying funds held as an investment of the Fund-of-Funds as of period end, but does not include the holdings of the underlying funds. A complete list of the holdings of each underlying fund as of March 31, 2010 is available at the SEC’s website at www.sec.gov if not already provided in this report under the name of the underlying fund.

NOTE 2 – FAIR VALUATION

a)	Determination of Net Asset Value

The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business (a valuation day). If the New York Stock Exchange closes early for any reason, each Fund will accelerate the determination of its NAV to that earlier time.

b)	Valuation of Investments

Valuation techniques of the Funds’ major categories of assets and liabilities are as follows:

Investments in securities and option contracts listed on the National Association of Securities Dealers Automation Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price on the day of valuation. Securities and option contracts listed on any other U.S. or foreign exchanges are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date, or if no sales occurred on that day, at the mean between the closing bid and asked prices. Over-the-counter equity securities not quoted on the NASDAQ are valued at the last sale price on the valuation day, or, if no sale occurs, at the mean between the last bid and asked prices. If both bid and asked prices are not available on the valuation day, the last bid price is used to value securities and purchased option contracts and the last asked price is used to value written option contracts. Debt securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in open end mutual funds and underlying funds are valued at their daily closing net asset value per share as reported by the investment company. Securities for which current market quotations are not readily available or are considered unreliable are stated at fair value as determined in good faith by an Internal Pricing Committee under the oversight of the Board of Trustees.

The close of foreign exchanges before the determination of each Fund’s NAV gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign exchanges close but before the Funds determine their NAVs. In consideration of this, the Board of Trustees has approved an independent pricing vendor to facilitate the fair value process of equity securities held by certain Funds and traded on particular foreign exchanges. The frequency with which this fair value process is used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under this fair value process may differ from published prices for the same securities.

Exchange traded futures and certain options on futures contracts are valued at the settlement price determined by the relevant exchange. Swap contracts and over-the-counter options and swaptions are valued daily based upon quotations from an independent pricing vendor. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines the fair value of a financial instrument as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with U.S. GAAP, the Funds have categorized their financial instruments, based on priority of the inputs to the valuation technique, into a three-level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Funds utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. If the inputs used to measure fair value for a security fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The three-tier hierarchy of fair value measurements is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets or liabilities

Level 2 – significant other observable inputs, including:

a)	Quoted prices for identical or similar assets or liabilities in active and non-active markets,

b)	Inputs other than quoted market prices that are observable, and

c)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets or liabilities)

The tables summarizing the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2010 are incorporated within each Fund’s Portfolio of Investments.

c)	Derivative Instruments

In the normal course of pursuing their investment objectives, the Funds may trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market or equity risk), failure of the other party to a transaction to perform (credit risk), fluctuations in foreign currencies (foreign currency exchange risk) and unfavorable changes in interest rates (interest rate risk).

The following is a summary of the fair valuations of the Funds’ financial derivative instruments (not accounted for as hedging instruments under U.S. GAAP) categorized by risk exposure:

Asset Derivatives

Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
Goldman Sachs Mid Cap Value	Futures Contracts	$—	$—	$—	$7,011	$7,011

	Total Value	$—	$—	$—	$7,011	$7,011

Goldman Sachs Short Duration	Futures Contracts	$518,794	$—	$—	$—	$518,794

	Total Value	$518,794	$—	$—	$—	$518,794

PIMCO High Yield	Forward Foreign Currency Exchange Contracts	$—	$90,040	$—	$—	$90,040
	Futures Contracts	308,812	—	—	—	308,812
	Swap Contracts	—	—	530,145	—	530,145

	Total Value	$308,812	$90,040	$530,145	$—	$928,997

PIMCO Total Return	Forward Foreign Currency Exchange Contracts	$—	$561,747	$—	$—	$561,747
	Futures and Options on Futures Contracts	916,543	—	—	—	916,543
	Swap Contracts	709,107	—	24,834	—	733,941

	Total Value	$1,625,650	$561,747	$24,834	$—	$2,212,231

AllianceBernstein International Value	Futures Contracts	$—	$—	$—	$40,192	$40,192

	Total Value	$—	$—	$—	$40,192	$40,192

BlackRock Inflation Protected Bond	Forward Foreign Currency Exchange Contracts	$—	$52,852	$—	$—	$52,852
	Futures Contracts	279,951	—	—	—	279,951
	Purchased Option Contracts	11,812	—	—	—	11,812
	Swap Contracts	97,268	—	—	—	97,268

	Total Value	$389,031	$52,852	$—	$—	$441,883

Liability Derivatives

Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
Goldman Sachs Short Duration	Futures Contracts	$(181,965)	$—	$—	$—	$(181,965)

	Total Value	$(181,965)	$—	$—	$—	$(181,965)

PIMCO High Yield	Forward Foreign Currency Exchange Contracts	$—	$(252,026)	$—	$—	$(252,026)
	Swap Contracts	—	—	(124,529)	—	(124,529)
	Written Swaption Contracts	(1,697)	—	—	—	(1,697)

	Total Value	$(1,697)	$(252,026)	$(124,529)	$—	$(378,252)

PIMCO Total Return	Forward Foreign Currency Exchange Contracts	$—	$(125,729)	$—	$—	$(125,729)
	Futures Contracts	(469,390)	—	—	—	(469,390)
	Swap Contracts	(51,316)	—	(4,150)	—	(55,466)
	Written Option Contracts	(577,914)	(33,540)	—	—	(611,454)

	Total Value	$(1,098,620)	$(159,269)	$(4,150)	$—	$(1,262,039)

BlackRock Inflation Protected Bond	Futures Contracts	$(284,684)	$—	$—	$—	$(284,684)
	Swap Contracts	(298,218)	—	—	—	(298,218)
	Written Option Contracts	(161,156)	—	—	—	(161,156)

	Total Value	$(744,058)	$—	$—	$—	$(744,058)

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report to Shareholders.

NOTE 3 – FEDERAL INCOME TAX COST

The identified cost of investments owned by each Fund for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2010 were as follows:

	Identified Tax Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Fund		Appreciation	(Depreciation)
Investment Grade Bond	$291,384,094	$6,997,282	$(2,558,368)	$4,438,914
Money Market	187,645,105	—	—	—
Global Real Estate	191,480,015	41,541,600	(1,079,063)	40,462,537
Davis Venture Value	353,295,808	75,773,756	(397,719)	75,376,037
Oppenheimer Main Street Small Cap	148,635,373	38,371,404	(2,424,787)	35,946,617
Oppenheimer Large Cap Core	93,558,487	11,223,426	(440,957)	10,782,469
WMC Large Cap Growth	169,770,117	30,363,739	(725,104)	29,638,635
WMC Blue Chip Mid Cap	100,895,395	22,980,160	(356,890)	22,623,270
Lord Abbett Growth & Income	371,918,088	144,272,578	(3,235,570)	141,037,008
Goldman Sachs Mid Cap Value	185,192,936	50,851,794	(777,292)	50,074,502
Goldman Sachs Short Duration	1,004,906,287	12,115,806	(650,143)	11,465,663
Dreman Small Cap Value	38,305,730	6,727,564	(544,809)	6,182,755
PIMCO High Yield	114,720,842	13,163,359	(254,463)	12,908,896
PIMCO Total Return	539,821,861	9,771,595	(823,208)	8,948,387
AIM Small Cap Growth	18,316,678	3,289,223	(283,949)	3,005,274
AllianceBernstein International Value	63,770,635	8,962,951	(926,542)	8,036,409
BlackRock Inflation Protected Bond	235,147,538	450,189	(1,072,088)	(621,899)
Ibbotson Moderate	429,872,112	40,650,145	—	40,650,145
Ibbotson Balanced	711,244,926	77,556,582	—	77,556,582
Ibbotson Growth	457,655,950	71,363,715	—	71,363,715

NOTE 4 – INVESTMENT TRANSACTIONS IN WRITTEN OPTIONS AND SWAPTIONS

Transactions in options and swaptions written during the three months ended March 31, 2010 were as follows:

PIMCO High Yield Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	8	$26,100,000	$236,692
Written	—	—	—
Bought back	(8)	—	(3,113)
Expired	—	—	—

End of period	—	$26,100,000	$233,579

PIMCO Total Return Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	2,200,314	$87,900,000	$997,851
Written	8,600,218	118,800,000	936,109
Bought back	(2,200,350)	(19,600,000)	(279,834)
Expired	—	—	—

End of period	8,600,182	$187,100,000	$1,654,126

BlackRock Inflation Protected Bond Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	270	$6,600,000	$391,727
Written	—	—	—
Bought back	—	—	—
Expired	—	—	—

End of period	270	$6,600,000	$391,727

NOTE 5 – SUBSEQUENT EVENTS

Effective May 1, 2010, Columbia Management Investment Advisers, LLC replaced Dreman Value Management, L.L.C. as subadviser to the SC Dreman Small Cap Value Fund (the “Fund”). Also effective May 1, 2010, the name of the Fund was changed to SC Columbia Small Cap Value Fund. The investment goal of the Fund has not changed.

Effective May 1, 2010, the name of the SC AIM Small Cap Growth Fund was changed to SC Invesco Small Cap Growth Fund.

Other Information

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov; and available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC-0330.

Item 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended March 31, 2010 that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President
(Chief Executive Officer)

Date: May 26, 2010

By (Signature and Title)*	/s/ LENA METELITSA
Lena Metelitsa, Treasurer
(Chief Financial Officer)

Date: May 26, 2010

*	Print name and title of each signing officer under his or her signature.